================================================================================

         As filed with the Securities and Exchange Commission on August 25, 2003



                                                    1933 Act File No. 333-102943

                                                     1940 Act File No. 811-21294

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  ------------

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-effective Amendment No. ____                                             [_]
Post-effective Amendment No. __2__                                           [X]

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
     Amendment No. __3___                                                    [X]


                               Munder Series Trust
               (Exact Name of Registrant as Specified in Charter)

   480 Pierce Street, Birmingham, Michigan                 48009
   (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 438-5789

                             Stephen J. Shenkenberg
                             c/o Munder Series Trust
                                480 Pierce Street
                           Birmingham, Michigan 48009
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Jane A. Kanter, Esquire
                                   Dechert LLP
                               1775 I Street, N.W.
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective(check the appropriate box)
     [X] immediately upon filing             [_] on date (date)  pursuant to
         pursuant to paragraph (b)               paragraph (a)(1)
     [_] on (date) pursuant to paragraph (b) [_] 75  days after filing pursuant to paragraph (a)(2)
     [_] 60 days after filing pursuant       [_] on (date) pursuant to paragraph
         to paragraph (a)(1)                     (a)(2) of rule 485
If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for previously filed post-effective amendment.


================================================================================

                THIS AMENDMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                             MUNDER BALANCED FUND
                           CLASS A, B, C & Y SHARES

                        Amendment Dated August 25, 2003
                   to the Prospectus Dated October 31, 2002

                        ADDITION OF NEW CLASS OF SHARES

Effective as of the close of business on June 13, 2003, the Balanced Fund was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on June 12, 2003.

On August 12, 2003, the Board of Trustees of Munder Series Trust, on behalf of the Munder Balanced Fund (the "Fund"), approved the creation of a new class of shares, known as Class R Shares.

The Prospectus for Class A, B, C & Y shares of the Balanced Fund is hereby amended as follows:

1. Unless the Prospectus expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. References on the front cover and page 1 of the Prospectus to Class A, B, C & Y Shares are revised to read Class A, B, C, R & Y Shares.

3. In the section entitled PERFORMANCE on page 4 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

   The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B, Class C and Class R shares, net of applicable sales charges, would have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

4. In the section entitled PERFORMANCE, which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Balanced Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1994    (5.19)
1995    23.55
1996    12.86
1997    17.98
1998    10.95
1999    19.40
2000    14.68
2001    (3.14)
2002   (13.16)

Year-to-date through 6/30/03: 10.40%

Best Quarter:   18.54% (quarter ended 3/31/00)
Worst Quarter: (9.55)% (quarter ended 9/30/98)

SUPBLNC803

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                     Since
                                                   1 Year  5 Years Inception
                                                     %        %     %/(1)/
Class Y
  Return Before Taxes                              (13.16)   5.03     7.88
  Return After Taxes on Distributions              (13.71)   1.36     5.11
  Return After Taxes on Distributions and Sale of
   Fund Shares                                      (8.06)   2.94     5.58
  Russell 3000 Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (21.55)  (0.71)    8.72
  S&P 500(R) Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (22.10)  (0.59)    9.11
  Russell 3000/Lehman Blended Index/(2)/
   (reflects no deductions for fees, expenses or
   taxes)                                           (9.60)   3.00     8.30
Class A
  Return Before Taxes                              (18.23)   3.67     7.24
  Russell 3000 Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (21.55)  (0.71)    9.10
  S&P 500(R) Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (22.10)  (0.59)    9.48
  Russell 3000/Lehman Blended Index/(2)/
   (reflects no deductions for fees, expenses or
   taxes)                                           (9.60)   3.00     8.51
Class B
  Return Before Taxes                              (18.33)   3.78     8.32
  Russell 3000 Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (21.55)  (0.71)    9.83
  S&P 500(R) Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (22.10)  (0.59)   10.28
  Russell 3000/Lehman Blended Index/(2)/
   (reflects no deductions for fees, expenses or
   taxes)                                           (9.60)   3.00     9.33
Class C
  Return Before Taxes                              (14.86)   4.06     6.81
  Russell 3000 Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (21.55)  (0.71)    6.09
  S&P 500(R) Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (22.10)  (0.59)    6.45
  Russell 3000/Lehman Blended Index/(2)/
   (reflects no deductions for fees, expenses or
   taxes)                                           (9.60)   3.00     6.89

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 4/13/93, 4/30/93, 6/21/94 and 1/24/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 4/1/93, 5/1/93, 7/1/94 and 2/1/96, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2)The Russell 3000 Index measures the performance of the 3,000 largest U.S. publicly traded securities. Standard & Poor's 500 Composite Stock Price
   Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund has changed its primary index from the S&P(R) 500 Index to the Russell 3000 Index to better reflect the market in which the Fund invests. The Russell 3000/Lehman
   Blended Index is a blended index made up of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

5. Following the table entitled AVERAGE ANNUAL RETURNS on page 5 of the Prospectus, the last sentence of the last paragraph is hereby deleted and replaced with the following:

   After-tax returns are shown only for the Class Y shares. The after-tax returns for Class A, Class B, Class C and Class R shares will vary from those shown.

6. The following language is part of, and incorporated into, the section entitled FEES & EXPENSES on page 6 of the Prospectus:

                                                                                             Class R
SHAREHOLDER FEES                                                                             Shares
paid directly from your investment                                                           -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price).................  None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the original purchase price or redemption proceeds)......................................................................  None
Maximum Sales Charge (load) imposed on Reinvested Dividends.................................  None
Redemption Fees.............................................................................  None
Exchange Fees...............................................................................  None

                                                           Class R
             ANNUAL FUND OPERATING EXPENSES                Shares
             paid from Fund assets (as a % of net assets)  -------
             Management Fees..............................  0.65%
             Distribution and/or Service (12b-1) Fees/(1)/  1.00%
             Other Expenses/(2)/..........................  0.47%
                                                            -----
             Total Annual Fund Operating Expenses/(1)(2)/.  2.12%
                                                            =====

   -----------------------------------------------------------------------------
    (1)The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to pay up to 1.00% of the average daily net assets of the Fund for distribution and other fees in connection with the sale of its Class R shares. However, under the Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
    (2)Other Expenses and Total Annual Fund Operating Expenses are estimated based on actual expenses for all other share classes of the Fund during the fiscal year ended June 30, 2002.

   EXAMPLE

                                        Class R
                                        Shares
                                        -------
                                1 Year.  $215
                                3 Years  $664

7. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--BORROWING, which begins on page 9 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

8. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--SECURITIES LENDING, which begins on page 11 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

9. The second and third paragraphs of the section entitled YOUR
   INVESTMENT--PURCHASING SHARES on page 13 of the Prospectus are hereby deleted and replaced with the following:

   You may purchase Class B, Class C, Class R or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

   Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

10.The first paragraph of the section entitled YOUR INVESTMENT--SHARE CLASS
   SELECTION on page 13 of the Prospectus is hereby deleted and replaced with the following:

   The Fund offers Class A, Class B, Class C, Class R and Class Y shares through/by this prospectus. Class R and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

11.Under the section entitled YOUR INVESTMENT--SHARE CLASS SELECTION--CLASS B
   SHARES, which begins on page 13 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

12.The section entitled YOUR INVESTMENT--SHARE CLASS SELECTION, which begins on page 13 of the Prospectus, is hereby supplemented with the following:

   CLASS R SHARES
   (Eligible Investors Only)

   --No front-end sales charge. All your money goes to work for you right away. --Lower annual expenses than Class B and Class C shares.

13.The first paragraph in the section entitled DISTRIBUTION AND SERVICE
   FEES--12B-1 FEES, which begins on page 15 of the Prospectus, is hereby deleted and replaced with the following:

   The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B, Class C and Class R shares to finance activities relating to the distribution of its shares. However, under the Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

14.The FINANCIAL HIGHLIGHTS section of the Prospectus, which begins on page 20, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. As of the date of this Prospectus, the Class R shares of the Fund had not commenced operations. As a result, there are no financial highlights for the Class R shares shown below. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                       Balanced Fund(a)
                               ----------------------------------------------------------------
                               Period Ended     Year       Year       Year       Year     Year
                               12/31/02(c)     Ended      Ended      Ended      Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                 Class A      Class A    Class A    Class A    Class A   Class A
                               ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of
 period.......................   $  9.22      $ 10.25    $ 12.13     $12.96     $13.48   $13.01
                                 -------      -------    -------     ------     ------   ------
Income/(Loss) from investment
 operations:
Net investment income.........      0.05         0.16       0.19       0.15       0.21     0.30
Net realized and unrealized
 gain/(loss) on investments...     (0.67)       (1.04)     (0.26)      2.40       1.02     1.66
                                 -------      -------    -------     ------     ------   ------
Total from investment
 operations...................     (0.62)       (0.88)     (0.07)      2.55       1.23     1.96
                                 -------      -------    -------     ------     ------   ------
Less distributions:
Dividends from net investment
 income.......................     (0.06)       (0.15)     (0.18)     (0.13)     (0.23)   (0.32)
Distributions in excess of
 net investment income........        --           --         --      (0.02)        --       --
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)     (1.52)   (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --         --       --
                                 -------      -------    -------     ------     ------   ------
Total distributions...........     (0.06)       (0.15)     (1.81)     (3.38)     (1.75)   (1.49)
                                 -------      -------    -------     ------     ------   ------
Net asset value, end of period   $  8.54      $  9.22    $ 10.25     $12.13     $12.96   $13.48
                                 =======      =======    =======     ======     ======   ======
Total return(b)...............     (6.78)%      (8.60)%    (1.23)%    27.17%     10.76%   15.93%
                                 =======      =======    =======     ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $24,652      $26,336    $20,621     $6,229     $1,572   $  844
Ratio of operating expenses
 to average net assets........      1.52%(d)     1.37%      1.31%      1.26%      1.22%    1.17%
Ratio of net investment
 income to average net assets.      1.21%(d)     1.59%      1.80%      1.33%      1.73%    2.41%
Portfolio turnover rate.......        28%          79%       165%       176%       116%      79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      1.53%(d)     1.37%      1.31%      1.26%      1.22%    1.17%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class A Shares commenced operations on April 30,
   1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                        Balanced Fund(a)
                               ------------------------------------------------------------------
                               Period Ended     Year       Year       Year         Year     Year
                               12/31/02(c)     Ended      Ended      Ended        Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c)   6/30/99(c) 6/30/98
                                 Class B      Class B    Class B    Class B      Class B   Class B
                               ------------  ---------- ---------- ----------   ---------- -------
Net asset value, beginning of
 period.......................   $  9.15      $ 10.16    $ 12.08     $12.92       $13.44   $12.97
                                 -------      -------    -------     ------       ------   ------
Income/(Loss) from investment
 operations:
Net investment income.........      0.02         0.08       0.11       0.07         0.12     0.21
Net realized and unrealized
 gain/(loss) on investments...     (0.68)       (1.01)     (0.30)      2.38         1.01     1.64
                                 -------      -------    -------     ------       ------   ------
Total from investment
 operations...................     (0.66)       (0.93)     (0.19)      2.45         1.13     1.85
                                 -------      -------    -------     ------       ------   ------
Less distributions:
Dividends from net investment
 income.......................     (0.02)       (0.08)     (0.10)     (0.06)       (0.13)   (0.21)
Distributions in excess of
 net investment income........        --           --         --      (0.00)(d)       --       --
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)       (1.52)   (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --           --       --
                                 -------      -------    -------     ------       ------   ------
Total distributions...........     (0.02)       (0.08)     (1.73)     (3.29)       (1.65)   (1.38)
                                 -------      -------    -------     ------       ------   ------
Net asset value, end of period   $  8.47      $  9.15    $ 10.16     $12.08       $12.92   $13.44
                                 =======      =======    =======     ======       ======   ======
Total return(b)...............     (7.19)%      (9.16)%    (2.30)%    26.22%        9.96%   15.11%
                                 =======      =======    =======     ======       ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $39,567      $48,006    $47,329     $9,582       $1,829   $  647
Ratio of operating expenses
 to average net assets........      2.27%(e)     2.12%      2.06%      2.01%        1.97%    1.92%
Ratio of net investment
 income to average net assets.      0.46%(e)     0.84%      1.05%      0.58%        0.94%    1.66%
Portfolio turnover rate.......        28%          79%       165%       176%         116%      79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      2.28%(e)     2.12%      2.06%      2.01%        1.97%    1.92%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class B Shares commenced operations on June 21,
   1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                       Balanced Fund(a)
                               ----------------------------------------------------------------
                               Period Ended     Year       Year       Year       Year     Year
                               12/31/02(c)     Ended      Ended      Ended      Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                 Class C      Class C    Class C    Class C    Class C   Class C
                               ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of
 period.......................   $  9.19      $ 10.20    $ 12.12     $12.95     $13.45   $12.99
                                 -------      -------    -------     ------     ------   ------
Income/(Loss) from investment
 operations:
Net investment income.........      0.02         0.08       0.11       0.07       0.12     0.22
Net realized and unrealized
 gain/(loss) on investments...     (0.68)       (1.01)     (0.30)      2.39       1.03     1.62
                                 -------      -------    -------     ------     ------   ------
Total from investment
 operations...................     (0.66)       (0.93)     (0.19)      2.46       1.15     1.84
                                 -------      -------    -------     ------     ------   ------
Less distributions:
Dividends from net investment
 income.......................     (0.02)       (0.08)     (0.10)     (0.05)     (0.13)   (0.21)
Distributions in excess of
 net investment income........        --           --         --      (0.01)        --       --
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)     (1.52)   (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --         --       --
                                 -------      -------    -------     ------     ------   ------
Total distributions...........     (0.02)       (0.08)     (1.73)     (3.29)     (1.65)   (1.38)
                                 -------      -------    -------     ------     ------   ------
Net asset value, end of period   $  8.51      $  9.19    $ 10.20     $12.12     $12.95   $13.45
                                 =======      =======    =======     ======     ======   ======
Total return(b)...............     (7.16)%      (9.12)%    (2.38)%    26.33%     10.11%   15.00%
                                 =======      =======    =======     ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $15,890      $20,041    $24,364     $5,145     $  360   $  115
Ratio of operating expenses
 to average net assets........      2.27%(d)     2.12%      2.06%      2.01%      1.97%    1.92%
Ratio of net investment
 income to average net assets.      0.46%(d)     0.84%      1.05%      0.58%      0.94%    1.66%
Portfolio turnover rate.......        28%          79%       165%       176%       116%      79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      2.28%(d)     2.12%      2.06%      2.01%      1.97%    1.92%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class C Shares commenced operations on January 24, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                        Balanced Fund(a)
                               -----------------------------------------------------------------
                               Period Ended     Year       Year       Year       Year     Year
                               12/31/02(c)     Ended      Ended      Ended      Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                 Class Y      Class Y    Class Y    Class Y    Class Y   Class Y
                               ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of
 period.......................   $  9.18       $10.20    $ 12.14     $12.98    $ 13.48   $ 13.01
                                 -------       ------    -------     ------    -------   -------
Income/(Loss) from investment
 operations:
Net investment income.........      0.06         0.18       0.22       0.18       0.26      0.37
Net realized and unrealized
 gain/(loss) on investments...     (0.67)       (1.02)     (0.32)      2.39       1.02      1.62
                                 -------       ------    -------     ------    -------   -------
Total from investment
 operations...................     (0.61)       (0.84)     (0.10)      2.57       1.28      1.99
                                 -------       ------    -------     ------    -------   -------
Less distributions:
Dividends from net investment
 income.......................     (0.07)       (0.18)     (0.21)     (0.18)     (0.26)    (0.35)
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)     (1.52)    (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --         --        --
                                 -------       ------    -------     ------    -------   -------
Total distributions...........     (0.07)       (0.18)     (1.84)     (3.41)     (1.78)    (1.52)
                                 -------       ------    -------     ------    -------   -------
Net asset value, end of period   $  8.50       $ 9.18    $ 10.20     $12.14    $ 12.98   $ 13.48
                                 =======       ======    =======     ======    =======   =======
Total return(b)...............     (6.69)%      (8.31)%    (1.46)%    27.33%     11.21%    16.23%
                                 =======       ======    =======     ======    =======   =======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $10,665       $9,634    $10,821     $5,430    $15,816   $47,215
Ratio of operating expenses
 to average net assets........      1.27%(d)     1.12%      1.06%      1.01%      0.97%     0.92%
Ratio of net investment
 income to average net assets.      1.46%(d)     1.84%      2.05%      1.58%      2.09%     2.66%
Portfolio turnover rate.......        28%          79%       165%       176%       116%       79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      1.28%(d)     1.12%      1.06%      1.01%      0.97%     0.92%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class Y Shares commenced operations on April 13,
   1993.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

15.The first paragraph in the SHAREHOLDER GUIDE, which begins on page S-1 of the Prospectus, is hereby deleted and replaced with the following:

   CLASS A, B, C, II, R & Y SHARES

   The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II, R and Y Shares Prospectuses dated October 31, 2002, as amended, for each of the Munder Funds.

16.The section entitled PURCHASE INFORMATION--WHO MAY PURCHASE SHARES, which begins on page S-1 of the Shareholder Guide, is hereby supplemented with the following:

   Investors may purchase Class R shares only through participation in a program where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

  . 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

  . Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

   Ineligible investors who select Class R shares will be issued Class A shares.

17.The section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING SHARES, which begins on page S-3 of the Shareholder Guide, is hereby supplemented with the following:

   INVESTMENT MINIMUMS
   [Class R Shares]

   There is no minimum initial or subsequent investment for Class R shares.

18.Under the section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING
   SHARES--Accounts Below Minimums, which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that section:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

19.The following information is hereby added at the end of the current text under the section entitled REDEMPTION INFORMATION--POLICIES FOR REDEEMING SHARES--Short-Term Trading Fee, which begins on page S-7 of the Shareholder
   Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

20.The second paragraph of the section entitled REDEMPTION
   INFORMATION--POLICIES FOR REDEEMING SHARES--Medallion Signature Guarantee, which begins on page S-7 of the Shareholder Guide, is hereby deleted and replaced with the following:

   We reserve the right to require a medallion signature for other types of redemption requests, including Class R or Class Y shares redemptions.

21.Under the section entitled ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND
   REDEMPTIONS, which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

22.The first paragraph under the section entitled ADDITIONAL INFORMATION on the back cover of the Prospectus is hereby deleted and replaced with the following:

   Information relating to purchases and sales of Class A, Class B, Class C, Class R and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

23.The SEC File Number applicable to the Fund is 811-21294.

   A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Munder Balanced Fund
-------------------------------------------------------------------

CLASS A, B, C & Y SHARES




                                  PROSPECTUS

                               October 31, 2002

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDERFUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                                FAMILY OF FUNDS
                                             (offered in separate prospectuses)

                                                               LARGE-CAP EQUITY

                                                               Large-Cap Growth
                                                            Multi-Season Growth
                                                                      Index 500
                                                                Large-Cap Value

                                                       MID- TO MICRO-CAP EQUITY

                                                                  MidCap Select
                                                           Small Company Growth
                                                                Small-Cap Value
                                                               Micro-Cap Equity

                                                            NICHE/SECTOR EQUITY

                                                                         NetNet
                                                              Future Technology
                                                                     Healthcare
                                                                   Bio(Tech)/2/
                                                                     Power Plus
                                                  Real Estate Equity Investment

                                                                         HYBRID

                                                                       Balanced
                                                                  Fund of Funds

                                                                  INTERNATIONAL

                                                           International Growth
                                                           International Equity
                                                             International Bond
                                                               Emerging Markets

                                                                 TAXABLE INCOME

                                                                           Bond
                                                              Intermediate Bond
                                                         U.S. Government Income

                                                                TAX-FREE INCOME

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                               Tax-Free Short-Intermediate Bond

                                                                   MONEY MARKET

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                      U.S.Treasury Money Market

       TABLE OF CONTENTS


      MUNDER BALANCED FUND
             Goal and Principal Investment Strategies                1
             Principal Risks                                         2
             Performance                                             4
             Fees and Expenses                                       6
             Glossary                                                7

      MORE ABOUT THE FUND
             Further Information Regarding the Fund's Principal
               Investment Strategies and Risks                       8
             Other Investment Strategies and Risks                   9

      YOUR INVESTMENT
             Purchasing Shares                                       13
             Exchanging Shares                                       13
             Redeeming Shares                                        13
             Share Class Selection                                   13

      APPLICABLE SALES CHARGES
             Front-End Sales Charge - Class A Shares                 14
             CDSCs                                                   15

      DISTRIBUTION AND SERVICE FEES
             12b-1 Fees                                              15
             Other Information                                       16

      VALUING FUND SHARES                                            16

      DISTRIBUTIONS                                                  17

      FEDERAL TAX CONSIDERATIONS
             Taxes on Distributions                                  18
             Taxes on Sales or Exchanges                             18
             Other Considerations                                    19

      MANAGEMENT OF THE FUND
             Investment Advisor                                      19
             Portfolio Managers                                      19

      FINANCIAL HIGHLIGHTS                                           20

      SHAREHOLDER GUIDE
             How to Reach the Funds                                  S-1
             Purchase Information                                    S-1
             Redemption Information                                  S-5
             Exchange Information                                    S-8
             Additional Policies for Purchases, Exchanges and
               Redemptions                                           S-10
             Shareholder Privileges                                  S-11

Munder Balanced Fund

CLASS A, B, C & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
             -----------------------------------------

Goal

The Fund's goal is to provide an attractive investment return through a combination of long-term growth of capital and current income.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents. The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities.The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 - general market and economic conditions and trends;
 - interest rates and inflation rates;
 - fiscal and monetary developments; and
 - long-term corporate earnings growth.

Equity securities are chosen on the basis of above-average and sustainable earnings growth, financial stability and attractive valuation.

The Fund's equity securities may include:

 - common stocks;
 - preferred stocks;
 - securities convertible into common stocks; and
 - rights and warrants.

Fixed income strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities may include:

 - U.S. Government securities;
 - corporate obligations; and
 - mortgage and other asset-backed securities.

The Fund's investments may also include, to a lesser extent:

 - U.S. dollar-denominated obligations of foreign governments (i.e. yankee bonds);
 - zero coupon bonds;
 - variable and floating rate securities; and
 - stripped securities.

The Fund will generally purchase fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality, but may invest up to 5% of its assets in lower-rated debt securities. The dollar-weighted average maturity of the Fund's fixed income securities will generally range between three and ten years.

The Fund's cash equivalents are short-term, high-quality money market instruments and repurchase agreements and may include:

 - commercial paper;
 - bankers' acceptances and certificates of deposit;
 - corporate obligations; and
 - U.S. Government securities.

The Fund may engage in short-term trading of portfolio securities.

PRINCIPAL RISKS
------------------------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Credit (or Default) Risk
  An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

- Investment Grade Securities Risk Fixed income securities are rated by national bond ratings agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

- Short-Term Trading Risk
  Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

PERFORMANCE
------------------------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and other selected indices.

The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B and Class C shares, net of applicable sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Balanced Fund CLASS Y


TOTAL RETURN (%)
per calendar year

                                    [CHART]


1994 (5.19)
1995 23.55
1996 12.86
1997 17.98
1998 10.95
1999 19.40
2000 14.68
2001 (3.14)

                      YTD through 9/30/02 (15.02%)

                      Best Quarter        Q1 2000  18.54%
                      Worst Quarter       Q3 1998  (9.55%)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                                                  Since
                                                                                1 Year  5 Years Inception
                                                                                  %        %     %/(1)/
CLASS Y
  Return Before Taxes                                                            (3.14)  11.66    10.59
  Return After Taxes on Distributions                                            (3.86)   7.29     7.51
  Return After Taxes on Distributions and Sale of Fund Shares                    (1.93)   7.97     7.62
  Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.46)  10.14    12.85
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (11.88)  10.70    13.40
  Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                            (3.22)   9.35    10.74
CLASS A
  Return Before Taxes                                                            (8.74)  10.24     9.93
  Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.46)  10.14    13.33
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (11.88)  10.70    13.86
  Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                            (3.22)   9.35    11.01
CLASS B
  Return Before Taxes                                                            (8.95)  10.37    11.64
  Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.46)  10.14    14.87
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (11.88)  10.70    15.51
  Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                            (3.22)   9.35    12.33
CLASS C
  Return Before Taxes                                                            (5.13)  10.62    10.78
  Russell 3000 Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (11.46)  10.14    11.64
  S&P 500(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)    (11.88)  10.70    12.22
  Russell 3000/Lehman Blended Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                            (3.22)   9.35     9.96

--------------------------------------------------------------------------------

(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 4/13/93, 4/30/93, 6/21/94 and 1/24/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are from 4/1/93, 5/1/93, 7/1/94 and 2/1/96, respectively.
(2)The Russell 3000 Index measures the performance of the 3,000 largest U.S. publicly traded securities. Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund has changed its primary index from the S&P(R) 500 Index to the Russell 3000 Index to better reflect the market in which the Fund invests. The Russell 3000/Lehman Blended Index is a blended index of the 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares; after-tax returns for the Class A, Class B and Class C shares will vary.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                           Class A  Class B Class C Class Y
SHAREHOLDER FEES                                           Shares   Shares  Shares  Shares
paid directly from your investment                         -------  ------- ------- -------
Maximum Sales Charge (load) imposed on purchases (as a
 % of offering price)                                       5.5%(a)   None    None   None
Maximum Deferred Sales Charge (load) (as a % of the
 lesser of original purchase price or redemption proceeds)  None(b)   5%(c)   1%(d)  None
Maximum Sales Charge (load) Imposed on Reinvested
 Dividends                                                   None     None    None   None
Redemption Fees                                              None     None    None   None
Exchange Fees                                                None     None    None   None

                                                           Class A  Class B Class C Class Y
ANNUAL FUND OPERATING EXPENSES                             Shares   Shares  Shares  Shares
paid from Fund assets (as a % of net assets)               -------  ------- ------- -------
Management Fees                                              0.65%    0.65%   0.65%  0.65%
Distribution and/or Service (12b-1) Fees                     0.25%    1.00%   1.00%  0.00%
Other Expenses                                               0.47%    0.47%   0.47%  0.47%
                                                            ----      --      --     -----
Total Annual Fund Operating Expenses                         1.37%    2.12%   2.12%  1.12%
                                                            ====      ==      ==     =====

--------------------------------------------------------------------------------

(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC will apply upon redemption.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  Class A  Class B  Class B    Class C Class C  Class Y
                  Shares   Shares*  Shares**   Shares* Shares** Shares
                  ------- -------   --------   ------- -------- -------
         1 Year   $  682  $  715     $  215    $  315   $  215  $  114
         3 Years  $  960  $  964     $  664    $  664   $  664  $  356
         5 Years  $1,259  $1,339     $1,139    $1,139   $1,139  $  617
         10 Years $2,106  $2,258***  $2,258*** $2,452   $2,452  $1,363

--------------------------------------------------------------------------------

  *Assumes you sold your shares at the end of the time period.
 **Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of the original purchase.

                                                                       GLOSSARY
             -----------------------------------------

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations. American Depositary Receipts (ADRs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs. Foreign securities also include yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

RATING AGENCIES

Moody's Investor Service, Inc. (Moody's)

Fitch Ratings, Inc. (Fitch)

Standard & Poor's Rating Services (S&P)
MORE ABOUT THE FUND
------------------------------------------------------

This section provides additional information about some of the Fund's principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.

FURTHER INFORMATION
REGARDING THE FUND'S
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------


ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

- Investment Strategy
  The Fund may invest a portion of its assets in asset-backed securities.

- Special Risks
  In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

  Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

INVESTMENT GRADE CREDIT RATINGS

A security is considered investment grade if, at the time of purchase, it is rated:

 . BBB- or higher by S&P;
 . Baa3 or higher by Moody's; or
 . BBB- or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

- Investment Strategy
  Fixed income and convertible securities purchased by the Fund will generally be rated at least investment grade, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

- Special Risks
  Although securities rated BBB- by S&P or Fitch, or Baa3 by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

U.S. GOVERNMENT SECURITIES

U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to one-third of its total assets for temporary emergency purposes and will not purchase securities while its aggregate borrowings are in excess of 5% of total assets. This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, interest rate swaps and forward currency exchange contracts.

- Investment Strategy
  The Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and
  (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs. Foreign securities also include yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

- Investment Strategy
  The Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

STRIPPED SECURITIES

These securities are issued by the U.S. Government (or an agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

- Special Risks
  Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund's total returns.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instrument and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

- Special Risks
  The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

- Special Risks
  Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

- Special Risks
  The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

                                                                YOUR INVESTMENT
             -----------------------------------------


PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after we receive your purchase order in proper form, plus any applicable sales charge.

You may purchase Class B, Class C or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements and available sales charge waivers and reductions, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. Class C shares may be exchanged for Class II shares of another Munder Fund.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C and Class Y shares through/by this prospectus. Class Y shares are only available to limited types of investors.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

- Front-end sales charge. There are several ways to reduce these sales charges.

- Lower annual expenses than Class B and Class C shares.

Class B Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within six years of purchase. The CDSC may be waived on certain redemptions.

- Higher annual expenses than Class A shares.

- Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

- Cannot be used for investments of over $250,000.

Class C Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within one year of purchase.

- Higher annual expenses than Class A shares.

- Shares do not convert to another class.

Class Y Shares
(Eligible Investors Only)

- No front-end sales charge. All your money goes to work for you right away.

- Lower annual expenses than all other share classes.

The Fund also issues another class of shares, which has different sales charges, expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

APPLICABLE SALES CHARGES
------------------------------------------------------

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at NAV, plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                          Sales Charge as     Dealer
                                          a Percentage of   Reallowance
                                          ----------------     as a
                                                      Net   Percentage
                                             Your    Asset    of the
                                          Investment Value  Offer Price
                                              %        %         %
        Less than $25,000                   5.50     5.82      5.00
        $25,000 but less than $50,000       5.25     5.54      4.75
        $50,000 but less than $100,000      4.50     4.71      4.00
        $100,000 but less than $250,000     3.50     3.63      3.25
        $250,000 but less than $500,000     2.50     2.56      2.25
        $500,000 but less than $1,000,000   1.50     1.52      1.25
        $1,000,000 or more                  None*    None* (see below)**

  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
 **The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

You may be eligible for a waiver of all or part of the front-end sales charge on Class A shares. Please see the Shareholder Guide.

CDSCs

You pay a CDSC when you redeem:

 - Class A shares purchased within one year of redemption as part of an investment of $1 million or more;
 - Class B shares within six years of buying them; or
 - Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Balanced Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

                          Years Since Purchased  CDSC
                          First                  5.00%
                          Second                 4.00%
                          Third                  3.00%
                          Fourth                 3.00%
                          Fifth                  2.00%
                          Sixth                  1.00%
                          Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares and Class C shares, the Fund's distributor pays sales commissions of 4.00% and 1.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class C shares.

The CDSC on Class B or Class C shares may be waived in certain circumstances. Please see the Shareholder Guide.

                                                  DISTRIBUTION AND SERVICE FEES
         ---------------------------------------------


12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

VALUING FUND SHARES
------------------------------------------------------


The Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

  (1)taking the current value of the Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of the Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Trustees. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund's NAV appropriately reflects securities' values at the time of pricing.

                                                                  DISTRIBUTIONS
             -----------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, quarterly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

18


FEDERAL TAX CONSIDERATIONS
------------------------------------------------------


Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

                                                         MANAGEMENT OF THE FUND
                  -------------------------------


INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2002, MCM had approximately $31.3 billion in assets under management, of which $15.0 billion were invested in equity securities, $8.6 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2002, the Fund paid an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

FINANCIAL HIGHLIGHTS
------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance of the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789 or visit the website at www.munder.com.

BALANCED FUND(a)                                 Year        Year       Year       Year     Year
(CLASS A)                                       Ended       Ended      Ended      Ended     Ended
                                              6/30/02(c)  6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                               Class A     Class A    Class A    Class A   Class A
                                              ----------  ---------- ---------- ---------- -------
Net asset value, beginning of period           $ 10.25     $ 12.13     $12.96     $13.48   $13.01
                                               -------     -------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income                             0.16(d)     0.19       0.15       0.21     0.30
Net realized and unrealized gain/(loss) on
 investments                                     (1.04)      (0.26)      2.40       1.02     1.66
                                               -------     -------     ------     ------   ------
Total from investment operations                 (0.88)      (0.07)      2.55       1.23     1.96
                                               -------     -------     ------     ------   ------
Less distributions:
Dividends from net investment income             (0.15)      (0.18)     (0.13)     (0.23)   (0.32)
Distributions in excess of net investment
 income                                             --          --      (0.02)        --       --
Distributions from net realized gains               --       (1.35)     (3.23)     (1.52)   (1.17)
Distributions in excess of net realized gains       --       (0.28)        --         --       --
                                               -------     -------     ------     ------   ------
Total distributions                              (0.15)      (1.81)     (3.38)     (1.75)   (1.49)
                                               -------     -------     ------     ------   ------
Net asset value, end of period                 $  9.22     $ 10.25     $12.13     $12.96   $13.48
                                               =======     =======     ======     ======   ======
Total return (b)                                 (8.60)%     (1.23)%    27.17%     10.76%   15.93%
                                               =======     =======     ======     ======   ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $26,336     $20,621     $6,229     $1,572   $  844
Ratio of operating expenses to average net
 assets                                           1.37%       1.31%      1.26%      1.22%    1.17%
Ratio of net investment income to average
 net assets                                       1.59%       1.80%      1.33%      1.73%    2.41%
Portfolio turnover rate                             79%        165%       176%       116%      79%
Ratio of operating expenses to average net
 assets without expense waivers                   1.37%       1.31%      1.26%      1.22%    1.17%

--------------------------------------------------------------------------------

(a)The Munder Balanced Fund Class A Shares commenced operations on April 30,
   1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been the same as listed above for Class A Shares and the ratio of net investment income to average net assets would have been 1.60% for Class A Shares.

BALANCED FUND(a)                                 Year         Year       Year         Year     Year
(CLASS B)                                       Ended        Ended      Ended        Ended     Ended
                                              6/30/02(c)   6/30/01(c) 6/30/00(c)   6/30/99(c) 6/30/98
                                               Class B      Class B    Class B      Class B   Class B
                                              ----------   ---------- ----------   ---------- -------
Net asset value, beginning of period           $ 10.16      $ 12.08     $12.92       $13.44   $12.97
                                               -------      -------     ------       ------   ------
Income/(Loss) from investment operations:
Net investment income                             0.08(e)      0.11       0.07         0.12     0.21
Net realized and unrealized gain/(loss) on
 investments                                     (1.01)       (0.30)      2.38         1.01     1.64
                                               -------      -------     ------       ------   ------
Total from investment operations                 (0.93)       (0.19)      2.45         1.13     1.85
                                               -------      -------     ------       ------   ------
Less distributions:
Dividends from net investment income             (0.08)       (0.10)     (0.06)       (0.13)   (0.21)
Distributions in excess of net investment
 income                                             --           --      (0.00)(d)       --       --
Distributions from net realized gains               --        (1.35)     (3.23)       (1.52)   (1.17)
Distributions in excess of net realized gains       --        (0.28)        --           --       --
                                               -------      -------     ------       ------   ------
Total distributions                              (0.08)       (1.73)     (3.29)       (1.65)   (1.38)
                                               -------      -------     ------       ------   ------
Net asset value, end of period                 $  9.15      $ 10.16     $12.08       $12.92   $13.44
                                               =======      =======     ======       ======   ======
Total return (b)                                 (9.16)%      (2.30)%    26.22%        9.96%   15.11%
                                               =======      =======     ======       ======   ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $48,006      $47,329     $9,582       $1,829   $  647
Ratio of operating expenses to average net
 assets                                           2.12%        2.06%      2.01%        1.97%    1.92%
Ratio of net investment income to average
 net assets                                       0.84%(e)     1.05%      0.58%        0.94%    1.66%
Portfolio turnover rate                             79%         165%       176%         116%      79%
Ratio of operating expenses to average net
 assets without expense waivers                   2.12%        2.06%      2.01%        1.97%    1.92%

--------------------------------------------------------------------------------

(a)The Munder Balanced Fund Class B Shares commenced operations on June 21,
   1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been the same as listed above for Class B Shares and the ratio of net investment income to average net assets would have been 0.85% for Class B Shares.

BALANCED FUND(a)                                 Year         Year       Year       Year     Year
(CLASS C)                                       Ended        Ended      Ended      Ended     Ended
                                              6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                               Class C      Class C    Class C    Class C   Class C
                                              ----------   ---------- ---------- ---------- -------
Net asset value, beginning of period           $ 10.20      $ 12.12     $12.95     $13.45   $12.99
                                               -------      -------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income                             0.08(d)      0.11       0.07       0.12     0.22
Net realized and unrealized gain/(loss) on
 investments                                     (1.01)       (0.30)      2.39       1.03     1.62
                                               -------      -------     ------     ------   ------
Total from investment operations                 (0.93)       (0.19)      2.46       1.15     1.84
                                               -------      -------     ------     ------   ------
Less distributions:
Dividends from net investment income             (0.08)       (0.10)     (0.05)     (0.13)   (0.21)
Distributions in excess of net investment
 income                                             --           --      (0.01)        --       --
Distributions from net realized gains               --        (1.35)     (3.23)     (1.52)   (1.17)
Distributions in excess of net realized gains       --        (0.28)        --         --       --
                                               -------      -------     ------     ------   ------
Total distributions                              (0.08)       (1.73)     (3.29)     (1.65)   (1.38)
                                               -------      -------     ------     ------   ------
Net asset value, end of period                 $  9.19      $ 10.20     $12.12     $12.95   $13.45
                                               =======      =======     ======     ======   ======
Total return (b)                                 (9.12)%      (2.38)%    26.33%     10.11%   15.00%
                                               =======      =======     ======     ======   ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $20,041      $24,364     $5,145     $  360   $  115
Ratio of operating expenses to average net
 assets                                           2.12%        2.06%      2.01%      1.97%    1.92%
Ratio of net investment income to average
 net assets                                       0.84%(d)     1.05%      0.58%      0.94%    1.66%
Portfolio turnover rate                             79%         165%       176%       116%      79%
Ratio of operating expenses to average net
 assets without expense waivers                   2.12%        2.06%      2.01%      1.97%    1.92%

--------------------------------------------------------------------------------

(a)The Munder Balanced Fund Class C Shares commenced operations on January 24, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been the same as listed above for Class C Shares and the ratio of net investment income to average net assets would have been 0.85% for Class C Shares.

BALANCED FUND(a)                                 Year         Year       Year       Year     Year
(CLASS Y)                                       Ended        Ended      Ended      Ended     Ended
                                              6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                               Class Y      Class Y    Class Y    Class Y   Class Y
                                              ----------   ---------- ---------- ---------- -------
Net asset value, beginning of period            $10.20      $ 12.14     $12.98    $ 13.48   $ 13.01

                                                ------      -------     ------    -------   -------
Income/(Loss) from investment operations:
Net investment income                             0.18(d)      0.22       0.18       0.26      0.37
Net realized and unrealized gain/(loss) on
 investments                                     (1.02)       (0.32)      2.39       1.02      1.62

                                                ------      -------     ------    -------   -------
Total from investment operations                 (0.84)       (0.10)      2.57       1.28      1.99

                                                ------      -------     ------    -------   -------
Less distributions:
Dividends from net investment income             (0.18)       (0.21)     (0.18)     (0.26)    (0.35)
Distributions from net realized gains               --        (1.35)     (3.23)     (1.52)    (1.17)
Distributions in excess of net realized gains       --        (0.28)        --         --        --

                                                ------      -------     ------    -------   -------
Total distributions                              (0.18)       (1.84)     (3.41)     (1.78)    (1.52)

                                                ------      -------     ------    -------   -------
Net asset value, end of period                  $ 9.18      $ 10.20     $12.14    $ 12.98   $ 13.48

                                                ======      =======     ======    =======   =======
Total return (b)                                 (8.31)%      (1.46)%    27.33%     11.21%    16.23%

                                                ======      =======     ======    =======   =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)            $9,634      $10,821     $5,430    $15,816   $47,215
Ratio of operating expenses to average net
 assets                                           1.12%        1.06%      1.01%      0.97%     0.92%
Ratio of net investment income to average
 net assets                                       1.84%(d)     2.05%      1.58%      2.09%     2.66%
Portfolio turnover rate                             79%         165%       176%       116%       79%
Ratio of operating expenses to average
 net assets without expense waivers               1.12%        1.06%      1.01%      0.97%     0.92%

--------------------------------------------------------------------------------

(a)The Munder Balanced Fund Class Y Shares commenced operations on April 13,
   1993.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been the same as listed above for Class Y Shares and the ratio of net investment income to average net assets would have been 1.85% for Class Y Shares.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------

CLASS A, B, C, II & Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II & Y Shares Prospectuses dated October 31, 2002 for each of the Munder Funds.

                                                         HOW TO REACH THE FUNDS
             -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
             -----------------------------------------


WHO MAY PURCHASE SHARES

All investors are eligible to purchase Class A, Class B, Class C or Class II shares.

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - directors, trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

Ineligible investors who select Class Y shares will be issued Class A shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase will automatically be invested in Class A shares.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)
Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Investment Minimums
(Class A, B, C & II Shares)
The minimum initial investment for Class A, Class B, Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minor Act
(UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

We reserve the right to waive any investment minimum.

If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

Investment Minimums (Class Y Shares)
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $100,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum.

Accounts Below Minimums
If your investment in Class A, Class B, Class C or Class II shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee.

We reserve the right, upon 30 days' advance written notice, to redeem your

Class A, Class B, Class C or Class II shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the Funds' investment advisor;

2. full-time employees and retired employees of the Funds' investment advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Funds' distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans and employer sponsored retirement plans;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Funds' investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

Letter of Intent
If you intend to purchase at least $25,000 of Class A shares of the Funds, you can qualify for a reduced sales charge by completing a Letter of Intent. To do this, complete the Letter of Intent section of your Account Application or contact your broker or financial advisor. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation
You may add the market value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21 when calculating the sales charge. You must notify your broker, your financial advisor or the Funds to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

                                                         REDEMPTION INFORMATION
             -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B, Class C or Class II shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. To participate in a SWP you must have your dividends automatically reinvested. You may change or cancel a SWP at any time upon notice to the Funds. You should not buy Class A shares (and pay a sales charge) while you participate in a SWP and you must pay any applicable CDSC when you redeem shares.

By Writing a Check
Free checkwriting is available to Class A and Class Y shareholders of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). You may give other instructions by calling (800) 438-5789.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee
If you redeem Class A, Class B, Class C or Class II shares of certain Funds (see the "Fees & Expenses" section of the Prospectus) within 60 days of purchase, you will incur a 2% short-term trading fee (in addition to any other applicable CDSC) upon redemption based on net assets at the time of redemption.The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Medallion Signature Guarantee
For your protection, a medallion signature guarantee is required for the following Class A, Class B, Class C and Class II redemption requests:

 - redemption proceeds greater than $50,000;
 - redemption proceeds not being made payable to the record owner of the account;
 - redemption proceeds not being mailed to the address of record on the account;
 - redemption proceeds being mailed to address of record that has changed within the last 30 days;
 - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;
 - change in ownership or registration of the account; or
 - changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held by a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

CDSC WAIVERS

We will waive the CDSC payable upon redemptions of Class B, Class C or Class II shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a shareholder or registered joint owner;
 - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
 - (Class B shares only) redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

Other waivers of the CDSC on Class B, Class C or Class II shares may apply. Please see the Funds' Statement of Additional Information or call (800) 438-5789 for more details.


EXCHANGE INFORMATION
------------------------------------------------------

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

By Internet
If you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

- You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

- You may exchange Class C or Class II shares of a Fund for Class C or Class II sharesof other Munder Funds based on their relative NAVs.

- Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

- Class A, Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

- You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

- If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

- A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

- Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial advisor or other financial institution or by calling the Munder Funds at (800) 438-5789.

- The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in our view, is likely to engage in excessive trading, or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

- Brokers, financial advisors or other financial institutions may charge you a fee for handling exchanges.

- We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.



ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES
AND REDEMPTIONS
------------------------------------------------------

- We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

- At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but generally not more than seven business days) after we receive your request in proper form. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



                                                         SHAREHOLDER PRIVILEGES
             -----------------------------------------


Reinstatement Privilege
For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify us in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                                         ADDITIONAL INFORMATION
             -----------------------------------------

Information relating to purchases and sales of Class A, Class B, Class C and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

SEC File Number: 811-5899

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Fund online.This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROBLNC1002

                THIS AMENDMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                             MUNDER INDEX 500 FUND
                             CLASS A, B & Y SHARES

                        Amendment Dated August 25, 2003
                   to the Prospectus Dated October 31, 2002

                        ADDITION OF NEW CLASS OF SHARES

Effective as of the close of business on June 13, 2003, the Index 500 Fund was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on June 12, 2003.

On August 12, 2003, the Board of Trustees of Munder Series Trust, on behalf of the Munder Index 500 Fund (the "Fund"), approved the creation of a new class of shares, known as Class R Shares.

The Prospectus for Class A, B & Y shares of the Index 500 Fund is hereby amended as follows:

1. Unless the Prospectus expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. References on the front cover and page 1 of the Prospectus to Class A, B & Y Shares are revised to read Class A, B, R & Y Shares.

3. Under the section entitled GOAL AND PRINCIPAL INVESTMENT
   STRATEGIES--PRINCIPAL INVESTMENT STRATEGIES, which begins on page 1 of the Prospectus, the word "net" in the first sentence of the first paragraph is hereby deleted. In addition, the following sentence is added to the end of the first paragraph under that heading:

   For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

4. Under the section entitled PRINCIPAL RISKS--DERIVATIVES RISK, which begins on page 2 of the Prospectus, the following sentence is added after the first sentence under that heading:

   The primary risk with futures is that they can result in substantial gains or losses from small price movements.

5. In the section entitled PERFORMANCE on page 3 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

   The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B and Class R shares, net of applicable sales charges, would have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

6. Under the section entitled PERFORMANCE, which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

SUPINDEX803

Munder Index 500 Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date     Percentage
1993        9.80
1994        1.00
1995       37.32
1996       22.47
1997       32.84
1998       28.19
1999       20.59
2000       -9.44
2001      -12.27
2002      -22.50


Year-to-date through 6/30/03: 11.58%

Best Quarter:    21.17% (quarter ended 12/31/98)
Worst Quarter: (17.37)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                               Since
                                                                    1 Year  5 Years 10 Years Inception
                                                                      %        %       %      %/(1)/
CLASS Y
 Return Before Taxes                                                (22.50)  (0.98)   8.96      9.76
 Return After Taxes on Distributions                                (22.87)  (1.53)   7.62      8.48
 Return After Taxes on Distributions and Sale of Fund Shares        (13.80)  (0.92)   7.01      7.78
 S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or
   taxes)                                                           (22.10)  (0.59)   9.33     10.18
CLASS A
 Return Before Taxes                                                (24.55)  (1.64)   8.52      8.47
 S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or
   taxes)                                                           (22.10)  (0.59)   9.33      9.39
CLASS B
 Return Before Taxes                                                (25.18)  (1.65)     --      6.70
 S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or
   taxes)                                                           (22.10)  (0.59)     --      7.64

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A and Class B shares are 12/1/91, 12/9/92 and 10/31/95, respectively. The index returns from inception for Class A and Class B shares are as of 12/1/92 and 11/1/95, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

7. Following the table entitled AVERAGE ANNUAL RETURNS on page 4 of the Prospectus, the last sentence of the last paragraph is hereby deleted and replaced with the following:

   After-tax returns are shown only for the Class Y shares. The after-tax returns for Class A, Class B and Class R shares will vary from those shown.

8. The following language is part of, and incorporated into, the section entitled FEES & EXPENSES on page 5 of the Prospectus:

                                                                                             Class R
SHAREHOLDER FEES                                                                             Shares
paid directly from your investment                                                           -------
Maximum Sales Charge (load) imposed on Purchases (as a % of offering price).................  None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the original purchase price or redemption proceeds)......................................................................  None
Maximum Sales Charge (load) imposed on Reinvested Dividends.................................  None
Redemption Fees.............................................................................  None
Exchange Fees...............................................................................  None

                                                           Class R
             ANNUAL FUND OPERATING EXPENSES                Shares
             paid from Fund assets (as a % of net assets)  -------
             Management Fees..............................  0.11%
             Distribution and/or Service (12b-1) Fees/(1)/  1.00%
             Other Expenses/(2)/..........................  0.28%
                                                            -----
             Total Annual Fund Operating Expenses/(2)/....  1.39%
                                                            =====

--------------------------------------------------------------------------------
(1)The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to pay up to 1.00% of the average daily net assets of the Fund for distribution and other fees in connection with the sale of its Class R shares. However, under the Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

(2)Other Expenses and Total Annual Fund Operating Expenses are estimated based on actual expenses for all other share classes of the Fund during the fiscal year ended June 30, 2002.

   EXAMPLE

                                        Class R
                                        Shares
                                        -------
                                1 Year.  $142
                                3 Years  $440

9. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--BORROWING, which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   -- Investment Strategy
      The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

10.Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--SECURITIES
   LENDING, which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

11.The second and third paragraphs of the section entitled YOUR
   INVESTMENT--PURCHASING SHARES on page 10 of the Prospectus are hereby deleted and replaced with the following:

   You may purchase Class B, Class R or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

   Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

12.The first paragraph of the section entitled YOUR INVESTMENT--SHARE CLASS
   SELECTION on page 10 of the Prospectus is hereby deleted and replaced with the following:

   The Fund offers Class A, Class B, Class R and Class Y shares through/by this prospectus. Class R and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

13.Under the section entitled YOUR INVESTMENT--SHARE CLASS SELECTION--CLASS B
   SHARES, which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

14.The section entitled YOUR INVESTMENT--SHARE CLASS SELECTION, which begins on page 10 of the Prospectus, is hereby supplemented with the following:

   CLASS R SHARES
   (Eligible Investors Only)

   --No front-end sales charge. All your money goes to work for you right away. --Lower annual expenses than Class B shares.

15.Under the section entitled APPLICABLE SALES CHARGES--CDSC on page 12 of the Prospectus, the rate of 3.00% in last sentence of the seventh paragraph and the commission of 4.00% in the eighth paragraph should each read as 2.00%.

16.The first paragraph in the section entitled DISTRIBUTION AND SERVICE
   FEES--12B-1 FEES on page 13 of the Prospectus is hereby deleted and replaced with the following:

   The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class R shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B and Class R shares to finance activities relating to the distribution of its shares. However, under the Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

17.The FINANCIAL HIGHLIGHTS section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. As of the date of this Prospectus, the Class R shares of the Fund had not commenced operations. As a result, there are no financial highlights for the Class R shares shown below. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                             Index 500 Fund(a)
                                                     -----------------------------------------------------------------
                                                     Period Ended     Year       Year       Year      Year      Year
                                                     12/31/02(c)      Ended      Ended      Ended     Ended     Ended
                                                     (Unaudited)     6/30/02    6/30/01    6/30/00   6/30/99   6/30/98
                                                       Class A       Class A    Class A    Class A   Class A   Class A
                                                     ------------   --------   --------   --------  --------  --------
Net asset value, beginning of period................   $  20.65     $  25.57   $  30.71   $  29.29  $  24.45  $  20.94
                                                       --------     --------   --------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income...............................       0.10         0.22       0.21       0.24      0.25      0.31
Net realized and unrealized gain/(loss) on
 investments........................................      (2.30)       (4.93)     (4.86)      1.69      5.08      5.49
                                                       --------     --------   --------   --------  --------  --------
Total from investment operations....................      (2.20)       (4.71)     (4.65)      1.93      5.33      5.80
                                                       --------     --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income................      (0.11)       (0.21)     (0.21)     (0.23)    (0.25)    (0.30)
Distributions from net realized gains...............         --           --      (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains.......         --           --      (0.01)        --        --        --
                                                       --------     --------   --------   --------  --------  --------
Total distributions.................................      (0.11)       (0.21)     (0.49)     (0.51)    (0.49)    (2.29)
                                                       --------     --------   --------   --------  --------  --------
Net asset value, end of period......................   $  18.34     $  20.65   $  25.57   $  30.71  $  29.29  $  24.45
                                                       ========     ========   ========   ========  ========  ========
Total return(b).....................................     (10.66)%     (18.48)%   (15.30)%     6.74%    22.12%    29.61%
                                                       ========     ========   ========   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $305,283     $340,271   $419,631   $504,843  $393,278  $205,660
Ratio of operating expenses to average net assets...       0.73%(d)     0.55%      0.51%      0.50%     0.44%     0.39%
Ratio of net investment income to average net assets       1.07%(d)     0.92%      0.76%      0.80%     1.08%     1.38%
Portfolio turnover rate.............................          8%           3%         9%         8%        6%        8%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......       0.74%(d)     0.64%      0.61%      0.61%     0.60%     0.45%

--------------------------------------------------------------------------------
(a)The Munder Index 500 Fund Class A Shares commenced operations on December 9, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                             Index 500 Fund(a)
                                                     -----------------------------------------------------------------
                                                     Period Ended     Year       Year       Year      Year      Year
                                                     12/31/02(c)      Ended      Ended      Ended     Ended     Ended
                                                     (Unaudited)     6/30/02    6/30/01    6/30/00   6/30/99   6/30/98
                                                       Class B       Class B    Class B    Class B   Class B   Class B
                                                     ------------   --------   --------   --------  --------  --------
Net asset value, beginning of period................   $  20.65     $  25.58   $  30.71   $  29.32  $  24.48  $  20.94
                                                       --------     --------   --------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income...............................       0.08         0.13       0.12       0.13      0.16      0.22
Net realized and unrealized gain/(loss) on
 investments........................................      (2.31)       (4.93)     (4.85)      1.70      5.09      5.50
                                                       --------     --------   --------   --------  --------  --------
Total from investment operations....................      (2.23)       (4.80)     (4.73)      1.83      5.25      5.72
                                                       --------     --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income................      (0.08)       (0.13)     (0.12)     (0.16)    (0.17)    (0.19)
Distributions from net realized gains...............         --           --      (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains.......         --           --      (0.01)        --        --        --
                                                       --------     --------   --------   --------  --------  --------
Total distributions.................................      (0.08)       (0.13)     (0.40)     (0.44)    (0.41)    (2.18)
                                                       --------     --------   --------   --------  --------  --------
Net asset value, end of period......................   $  18.34     $  20.65   $  25.58   $  30.71  $  29.32  $  24.48
                                                       ========     ========   ========   ========  ========  ========
Total return(b).....................................     (10.78)%     (18.79)%   (15.56)%     6.37%    21.71%    29.17%
                                                       ========     ========   ========   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $224,853     $281,790   $368,079   $402,570  $305,955  $132,783
Ratio of operating expenses to average net assets...       0.98%(d)     0.89%      0.86%      0.85%     0.77%     0.73%
Ratio of net investment income to average net assets       0.82%(d)     0.58%      0.41%      0.45%     0.74%     1.03%
Portfolio turnover rate.............................          8%           3%         9%         8%        6%        8%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......       1.49%(d)     1.39%      1.36%      1.36%     1.35%     0.80%

--------------------------------------------------------------------------------
(a)The Munder Index 500 Fund Class B Shares commenced operations on October 31, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                 Index 500 Fund(a)
                                                          --------------------------------------------------------------
                                                          Period Ended    Year      Year      Year      Year      Year
                                                          12/31/02(c)     Ended     Ended     Ended     Ended     Ended
                                                          (Unaudited)    6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                                            Class Y      Class Y   Class Y   Class Y   Class Y   Class Y
                                                          ------------  -------   -------   --------  --------  --------
Net asset value, beginning of period.....................   $ 20.68     $ 25.62   $ 30.76   $  29.33  $  24.48  $  20.97
                                                            -------     -------   -------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income....................................      0.12        0.27      0.35       0.28      0.29      0.34
Net realized and unrealized gain/(loss) on investments...     (2.30)      (4.97)    (4.96)      1.69      5.08      5.49
                                                            -------     -------   -------   --------  --------  --------
Total from investment operations.........................     (2.18)      (4.70)    (4.61)      1.97      5.37      5.83
                                                            -------     -------   -------   --------  --------  --------
Less distributions:
Dividends from net investment income.....................     (0.13)      (0.24)    (0.25)     (0.26)    (0.28)    (0.33)
Distributions from net realized gains....................        --          --     (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains............        --          --     (0.01)        --        --        --
                                                            -------     -------   -------   --------  --------  --------
Total distributions......................................     (0.13)      (0.24)    (0.53)     (0.54)    (0.52)    (2.32)
                                                            -------     -------   -------   --------  --------  --------
Net asset value, end of period...........................   $ 18.37     $ 20.68   $ 25.62   $  30.76  $  29.33  $  24.48
                                                            =======     =======   =======   ========  ========  ========
Total return(b)..........................................    (10.53)%    (18.40)%  (15.15)%     6.88%    22.30%    29.76%
                                                            =======     =======   =======   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $62,563     $68,555   $93,902   $295,132  $331,755  $320,756
Ratio of operating expenses to average net assets........      0.48%(d)    0.39%     0.36%      0.35%     0.30%     0.29%
Ratio of net investment income to average net assets.....      1.32%(d)    1.08%     0.91%      0.95%     1.23%     1.47%
Portfolio turnover rate..................................         8%          3%        9%         8%        6%        8%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................      0.49%(d)    0.39%     0.36%      0.36%     0.35%     0.35%

--------------------------------------------------------------------------------
(a)The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

18.The first paragraph in the SHAREHOLDER GUIDE, which begins on page S-1 of the Prospectus, is hereby deleted and replaced with the following:

   CLASS A, B, C, II, R & Y SHARES

   The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II, R and Y Shares Prospectuses dated October 31, 2002, as amended, for each of the Munder Funds.

19.The section entitled PURCHASE INFORMATION--WHO MAY PURCHASE SHARES, which begins on page S-1 of the Shareholder Guide, is hereby supplemented with the following:

   Investors may purchase Class R shares only through participation in a program where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

  . 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

  . Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

   Ineligible investors who select Class R shares will be issued Class A shares.

20.The section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING SHARES, which begins on page S-3 of the Shareholder Guide, is hereby supplemented with the following:

   INVESTMENT MINIMUMS
   [Class R Shares]

   There is no minimum initial or subsequent investment for Class R shares.

21.Under the section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING
   SHARES--Accounts Below Minimums, which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that section:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

22.The following information is hereby added at the end of the current text under the section entitled REDEMPTION INFORMATION--POLICIES FOR REDEEMING SHARES--Short-Term Trading Fee, which begins on page S-7 of the Shareholder
   Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

23.The second paragraph of the section entitled REDEMPTION
   INFORMATION--POLICIES FOR REDEEMING SHARES--Medallion Signature Guarantee, which begins on page S-7 of the Shareholder Guide, is hereby deleted and replaced with the following:

   We reserve the right to require a medallion signature for other types of redemption requests, including Class R or Class Y shares redemptions.

24.Under the section entitled ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND
   REDEMPTIONS, which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

25.The first paragraph under the section entitled ADDITIONAL INFORMATION on the back cover of the Prospectus is hereby deleted and replaced with the following:

   Information relating to purchases and sales of Class A, Class B, Class R and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

26.The SEC File Number applicable to the Fund is 811-21294.

   A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder Index 500 Fund
-------------------------------------------------------------------

CLASS A, B & Y SHARES




                                  PROSPECTUS

                               October 31, 2002

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDERFUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                                FAMILY OF FUNDS
                                             (offered in separate prospectuses)

                                                               LARGE-CAP EQUITY

                                                               Large-Cap Growth
                                                            Multi-Season Growth
                                                                      Index 500
                                                                Large-Cap Value

                                                       MID- TO MICRO-CAP EQUITY

                                                                  MidCap Select
                                                           Small Company Growth
                                                                Small-Cap Value
                                                               Micro-Cap Equity

                                                            NICHE/SECTOR EQUITY

                                                                         NetNet
                                                              Future Technology
                                                                     Healthcare
                                                                   Bio(Tech)/2/
                                                                     Power Plus
                                                  Real Estate Equity Investment

                                                                         HYBRID

                                                                       Balanced
                                                                  Fund of Funds

                                                                  INTERNATIONAL

                                                           International Growth
                                                           International Equity
                                                             International Bond
                                                               Emerging Markets

                                                                 TAXABLE INCOME

                                                                           Bond
                                                              Intermediate Bond
                                                         U.S. Government Income

                                                                TAX-FREE INCOME

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                               Tax-Free Short-Intermediate Bond

                                                                   MONEY MARKET

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                     U.S. Treasury Money Market

       TABLE OF CONTENTS


      MUNDER INDEX 500 FUND
             Goal and Principal Investment Strategies                1
             Principal Risks                                         2
             Performance                                             3
             Fees and Expenses                                       5
             Glossary                                                6

      MORE ABOUT THE FUND
             Further Information Regarding the Fund's Principal
               Investment Strategies and Risks                       7
             Other Investment Strategies and Risks                   8
             Disclaimers                                             9

      YOUR INVESTMENT
             Purchasing Shares                                       10
             Exchanging Shares                                       10
             Redeeming Shares                                        10
             Share Class Selection                                   10

      APPLICABLE SALES CHARGES
             Front-End Sales Charge - Class A Shares                 11
             CDSCs                                                   12

      DISTRIBUTION AND SERVICE FEES
             12b-1 Fees                                              13
             Other Information                                       13

      VALUING FUND SHARES                                            13

      DISTRIBUTIONS                                                  14

      FEDERAL TAX CONSIDERATIONS
             Taxes on Distributions                                  15
             Taxes on Sales or Exchanges                             15
             Other Considerations                                    15

      MANAGEMENT OF THE FUND
             Investment Advisor                                      16
             Portfolio Managers                                      16
             Performance Information                                 16

      FINANCIAL HIGHLIGHTS                                           17

      SHAREHOLDER GUIDE
             How to Reach the Funds                                  S-1
             Purchase Information                                    S-1
             Redemption Information                                  S-5
             Exchange Information                                    S-8
             Additional Policies for Purchases, Exchanges and
               Redemptions                                           S-10
             Shareholder Privileges                                  S-11

Munder Index 500 Fund

CLASS A, B & Y SHARES


This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
             -----------------------------------------
Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R)). The S&P 500(R) is an index of 500 stocks that emphasizes large capitalization companies.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies in the S&P 500(R). This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500(R) of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500(R).

To the extent foreign issuers are included in the S&P 500(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.

PRINCIPAL RISKS
------------------------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Tracking Risk
  Because the Fund pays fees and transaction costs, while the S&P 500(R) does not, the Fund's returns are likely to be lower than those of the S&P 500(R). Tracking variance may also result from share purchases, redemptions and other factors.

- Indexing Strategy Risk
  The Fund will invest in the securities included in the S&P 500(R) regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large capitalization portion of the U.S. stock market.

- Derivatives Risk
  The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

                                                                    PERFORMANCE
             -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A and Class B shares, net of applicable sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Index 500 Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1992    7.18
1993    9.80
1994    1.00
1995   37.32
1996   22.47
1997   32.84
1998   28.19
1999   20.59
2000   (9.44)
2001  (12.27)

                     YTD through 9/30/02 (28.43%)

                     Best Quarter        Q4 1998   21.17%
                     Worst Quarter       Q3 2001  (14.83%)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                                      Since
                                                           1 Year  5 Years 10 Years Inception
                                                             %        %       %      %/(1)/
CLASS Y
  Return Before Taxes                                      (12.27)  10.29   12.55     13.62
  Return After Taxes on Distributions                      (12.62)   9.22   11.14     12.21
  Return After Taxes on Distributions and Sale of Fund
   Shares                                                   (7.47)   8.15   10.06     11.04
  S&P 500(R) Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                      (11.88)  10.70   12.93     14.03
CLASS A
  Return Before Taxes                                      (14.62)   9.57     N/A     12.59
  S&P 500(R) Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                      (11.88)  10.70     N/A     13.56
CLASS B
  Return Before Taxes                                      (15.29)   9.62     N/A     12.47
  S&P 500(R) Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                      (11.88)  10.70     N/A     13.43

--------------------------------------------------------------------------------

(1)The inception dates for the Class Y, Class A and Class B shares are 12/1/91, 12/9/92 and 10/31/95, respectively. The index returns from inception for Class A and Class B shares are from 12/1/92 and 11/1/95, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares; after-tax returns for the Class A and Class B shares will vary.

                                                                FEES & EXPENSES
             -----------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B    Class Y
SHAREHOLDER FEES                                                       Shares    Shares     Shares
paid directly from your investment                                     -------  -------     -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering
 price)                                                                 2.5%(a)     None     None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original
 purchase price or redemption proceeds)                                 None(b)    3%(c)     None
Maximum Sales Charge (load) Imposed on Reinvested Dividends              None       None     None
Redemption Fees                                                          None       None     None
Exchange Fees                                                            None       None     None

                                                                       Class A   Class B    Class Y
ANNUAL FUND OPERATING EXPENSES                                         Shares    Shares     Shares
paid from Fund assets (as a % of net assets)                           -------  -------     -------
Management Fees                                                          0.11%     0.11%     0.11%
Distribution and/or Service (12b-1) Fees                                 0.25%   1.00%/(1)/  0.00%
Other Expenses                                                           0.28%     0.28%     0.28%
                                                                        ----     -----       -----
Total Annual Fund Operating Expenses                                     0.64%   1.39%/(1)/  0.39%
                                                                        ====     =====       =====

--------------------------------------------------------------------------------

(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a CDSC of up to 0.10% will apply upon redemption.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(1)The distributor has voluntarily agreed to waive a portion of its Rule 12b-1 fees with respect to Class B shares for the current fiscal year. The distributor may discontinue the fee waiver at any time in its sole discretion. As a result of the fee waiver, the Fund's actual 12b-1 Fees and Total Annual Fund Operating Expenses would be 0.50% and 0.89%, respectively, for Class B shares.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          Class A  Class B  Class B    Class Y
                          Shares   Shares*  Shares**   Shares
                          ------- -------   --------   -------
                 1 Year   $  314  $  442     $  142     $ 40
                 3 Years  $  450  $  640     $  440     $125
                 5 Years  $  598  $  861     $  761     $219
                 10 Years $1,028  $1,462***  $1,462***  $493

--------------------------------------------------------------------------------

  *Assumes you sold your shares at the end of the time period.
 **Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of the original purchase.

GLOSSARY
------------------------------------------------------

The Glossary explains certain terms used throughout this prospectus.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in dollar-denominated securities of foreign issuers traded in the United States.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

                                                            MORE ABOUT THE FUND
             -----------------------------------------

This section provides additional information about some of the Fund's principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.

                                                            FURTHER INFORMATION
                                                           REGARDING THE FUND'S
                                                           PRINCIPAL INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------


DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, and options.

A futures contract is a type of derivative investment that obligates the holder to buy or sell in an asset in the future at an agreed upon price. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specific exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

- Investment Strategy
  The Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

OTHER INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to one-third of its total assets for temporary emergency purposes and will not purchase securities while its aggregate borrowings are in excess of 5% of total assets. This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which the Fund invests include dollar-denominated securities of foreign issuers traded in the United States.

- Investment Strategy
  The Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses maybe realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY INVESTMENTS

The Fund may invest in short-term obligations, such as U.S. government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  The Fund may invest assets in short-term obligations pending investment or to meet anticipated redemption requests.

- Special Risks
  The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.


                                                                    DISCLAIMERS
             -----------------------------------------


The Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P 500(R) Index or any data included therein.

YOUR INVESTMENT
------------------------------------------------------

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after we receive your purchase order in proper form, plus any applicable sales charge.

You may purchase Class B or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements and available sales charge waivers and reductions, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B and Class Y shares through/by this prospectus. Class Y shares are only available to limited types of investors.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

- Front-end sales charge. There are several ways to reduce these sales charges.

- Lower annual expenses than Class B shares.

Class B Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within six years of purchase. The CDSC may be waived on certain redemptions.

- Higher annual expenses than Class A shares.

- Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

- Cannot be used for investments of over $250,000.

Class Y Shares
(Eligible Investors Only)

- No front-end sales charge. All your money goes to work for you right away.

- Lower annual expenses than all other share classes.

The Fund also issues another class of shares, which has different sales charges, expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

                                                       APPLICABLE SALES CHARGES
             -----------------------------------------

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at NAV, plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                            Sales Charge as    Dealer
                                            a Percentage of  Reallowance
                                            ----------------    as a
                                                        Net  Percentage
                                               Your    Asset   of the
                                            Investment Value Offer Price
                                                %        %        %
        Less than $100,000                    2.50     2.56     2.25
        $100,000 but less than $250,000       2.00     2.04     1.75
        $250,000 but less than $500,000       1.50     1.52     1.25
        $500,000 but less than $1,000,000     1.00     1.01     0.75
        $1,000,000 but less than $3,000,000   None*    None*    0.10
        $3,000,000 but less than $5,000,000   None*    None*    0.05
        $5,000,000 or more                    None*    None*    None

  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC in the amount of the Dealer Reallowance shown above will be imposed on the lower of the original purchase price or the net asset value of the shares at the time of certain redemptions within one year of purchase.

You may be eligible for a waiver of all or part of the front-end sales charge on Class A shares. Please see the Shareholder Guide.

CDSCs

You pay a CDSC when you redeem:

 - Class A shares purchased within one year of redemption as part of an investment of $1 million or more; or
 - Class B shares within six years of buying them.

These time periods include the time you held Class A or Class B shares of another Munder Fund which you may have exchanged for Class A or Class B shares of the Index 500 Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares, if applicable, is based on the amount of the dealer reallowance, if any, at the time of purchase.

The CDSC schedule for Class B shares is set forth below.

                          Years Since Purchased  CDSC
                          First                  3.00%
                          Second                 2.50%
                          Third                  2.00%
                          Fourth                 1.50%
                          Fifth                  1.00%
                          Sixth                  0.50%
                          Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Fund's distributor pays a sales commission of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class C shares.

The CDSC on Class B shares may be waived under certain circumstances. Please see the Shareholder Guide.

                                                  DISTRIBUTION AND SERVICE FEES
         -------------------------------------------------

12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class B shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the daily net assets of Class A and Class B shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Class B shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

                                                            VALUING FUND SHARES
             -----------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

  (1)taking the current value of the Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of

Trustees of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

DISTRIBUTIONS
------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, quarterly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

                                                     FEDERAL TAX CONSIDERATIONS
             -----------------------------------------

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND
------------------------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. World Asset Management (World), a division of MCM, 255 East Brown Street, Birmingham, Michigan, 48009 is responsible for managing the Fund. As of June 30, 2002, MCM had approximately $31.3 billion in assets under management, of which $15.0 billion were invested in equity securities, $8.6 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2002, the Fund paid an advisory fee at an annual rate of 0.11% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Fund.

PERFORMANCE INFORMATION

The table below contains performance information for the Fund, which was created through the conversion of a collective trust fund that had investment objectives and policies which were materially similar to that of the Fund. Immediately before and after the conversion, the same person managed both the collective trust fund and the Fund.

The table for the Fund:

 - includes the average annual total returns of the collective trust fund prior to the conversion and the average annual total returns of the Fund after the conversion;
 - assumes that net investment income and dividends have been reinvested;
 - assumes that the collective trust fund paid the same levels of fees and expenses as the Fund currently pays although the actual expenses of the collective trust fund may have been lower;
 - does not reflect any potential negative impact on the collective trust funds performance if it had been subjected to the same regulatory restrictions (the Investment Company Act of 1940 and the Internal Revenue Code) as the Fund; and
 - indicates past performance only and does not predict future results.

                                              Munder
                                            Index 500    S&P
                                               Fund    500(R)
                  Period Ended              (Class Y)* Index**
                  June 30, 2002                 %         %
                  -------------             ---------- -------
                  1 Year                      (18.40)  (17.99)
                  5 Years                       3.27     3.66
                  10 Years                     11.04    11.43
                  Since Inception (1/27/88)    11.98    12.74

--------------------------------------------------------------------------------

  *Converted from collective trust fund to mutual fund on December 1, 1991. All performance after that conversion is that of the Fund.
 **Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

                                                           FINANCIAL HIGHLIGHTS
             -----------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance of the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789 or visit the website at www.munder.com.

INDEX 500 FUND(a)                               Year       Year       Year      Year      Year
(CLASS A)                                       Ended      Ended      Ended     Ended     Ended
                                               6/30/02    6/30/01    6/30/00   6/30/99   6/30/98
                                               Class A    Class A    Class A   Class A   Class A
                                              --------   --------   --------  --------  --------
Net asset value, beginning of period          $  25.57   $  30.71   $  29.29  $  24.45  $  20.94
                                              --------   --------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income                             0.22       0.21       0.24      0.25      0.31
Net realized and unrealized gain/(loss) on
 investments                                     (4.93)     (4.86)      1.69      5.08      5.49
                                              --------   --------   --------  --------  --------
Total from investment operations                 (4.71)     (4.65)      1.93      5.33      5.80
                                              --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income             (0.21)     (0.21)     (0.23)    (0.25)    (0.30)
Distributions from net realized gains               --      (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains       --      (0.01)        --        --        --
                                              --------   --------   --------  --------  --------
Total distributions                              (0.21)     (0.49)     (0.51)    (0.49)    (2.29)
                                              --------   --------   --------  --------  --------
Net asset value, end of period                $  20.65   $  25.57   $  30.71  $  29.29  $  24.45
                                              ========   ========   ========  ========  ========
Total return (b)                                (18.48)%   (15.30)%     6.74%    22.12%    29.61%
                                              ========   ========   ========  ========  ========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)          $340,271   $419,631   $504,843  $393,278  $205,660
Ratio of operating expenses to average net
 assets                                           0.55%      0.51%      0.50%     0.44%     0.39%
Ratio of net investment income to average net
 assets                                           0.92%      0.76%      0.80%     1.08%     1.38%
Portfolio turnover rate                              3%         9%         8%        6%        8%
Ratio of operating expenses to average net
 assets without expense waivers                   0.64%      0.61%      0.61%     0.60%     0.45%

--------------------------------------------------------------------------------

(a)The Munder Index 500 Fund Class A Shares commenced operations on December 9, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

INDEX 500 FUND(a)                               Year       Year       Year      Year      Year
(CLASS B)                                       Ended      Ended      Ended     Ended     Ended
                                               6/30/02    6/30/01    6/30/00   6/30/99   6/30/98
                                               Class B    Class B    Class B   Class B   Class B
                                              --------   --------   --------  --------  --------
Net asset value, beginning of period          $  25.58   $  30.71   $  29.32  $  24.48  $  20.94
                                              --------   --------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income                             0.13       0.12       0.13      0.16      0.22
Net realized and unrealized gain/(loss) on
 investments                                     (4.93)     (4.85)      1.70      5.09      5.50
                                              --------   --------   --------  --------  --------
Total from investment operations                 (4.80)     (4.73)      1.83      5.25      5.72
                                              --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income             (0.13)     (0.12)     (0.16)    (0.17)    (0.19)
Distributions from net realized gains               --      (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains       --      (0.01)        --        --        --
                                              --------   --------   --------  --------  --------
Total distributions                              (0.13)     (0.40)     (0.44)    (0.41)    (2.18)
                                              --------   --------   --------  --------  --------
Net asset value, end of period                $  20.65   $  25.58   $  30.71  $  29.32  $  24.48
                                              ========   ========   ========  ========  ========
Total return (b)                                (18.79)%   (15.56)%     6.37%    21.71%    29.17%
                                              ========   ========   ========  ========  ========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)          $281,790   $368,079   $402,570  $305,955  $132,783
Ratio of operating expenses to average net
 assets                                           0.89%      0.86%      0.85%     0.77%     0.73%
Ratio of net investment income to average net
 assets                                           0.58%      0.41%      0.45%     0.74%     1.03%
Portfolio turnover rate                              3%         9%         8%        6%        8%
Ratio of operating expenses to average net
 assets without expense waivers                   1.39%      1.36%      1.36%     1.35%     0.80%

--------------------------------------------------------------------------------

(a)The Munder Index 500 Fund Class B Shares commenced operations on October 31, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

INDEX 500 FUND(a)                                   Year      Year      Year      Year      Year
(CLASS Y)                                           Ended     Ended     Ended     Ended     Ended
                                                   6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                                   Class Y   Class Y   Class Y   Class Y   Class Y
                                                  -------   -------   --------  --------  --------
Net asset value, beginning of period              $ 25.62   $ 30.76   $  29.33  $  24.48  $  20.97
                                                  -------   -------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income                                0.27      0.35       0.28      0.29      0.34
Net realized and unrealized gain/(loss) on
 investments                                        (4.97)    (4.96)      1.69      5.08      5.49
                                                  -------   -------   --------  --------  --------
Total from investment operations                    (4.70)    (4.61)      1.97      5.37      5.83
                                                  -------   -------   --------  --------  --------
Less distributions:
Dividends from net investment income                (0.24)    (0.25)     (0.26)    (0.28)    (0.33)
Distributions from net realized gains                  --     (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains          --     (0.01)        --        --        --
                                                  -------   -------   --------  --------  --------
Total distributions                                 (0.24)    (0.53)     (0.54)    (0.52)    (2.32)
                                                  -------   -------   --------  --------  --------
Net asset value, end of period                    $ 20.68   $ 25.62   $  30.76  $  29.33  $  24.48
                                                  =======   =======   ========  ========  ========
Total return (b)                                   (18.40)%  (15.15)%     6.88%    22.30%    29.76%
                                                  =======   =======   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $68,555   $93,902   $295,132  $331,755  $320,756
Ratio of operating expenses to average net assets    0.39%     0.36%      0.35%     0.30%     0.29%
Ratio of net investment income to average net
 assets                                              1.08%     0.91%      0.95%     1.23%     1.47%
Portfolio turnover rate                                 3%        9%         8%        6%        8%
Ratio of operating expenses to average net
 assets without expense waivers                      0.39%     0.36%      0.36%     0.35%     0.35%

--------------------------------------------------------------------------------

(a)The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------

CLASS A, B, C, II & Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II & Y Shares Prospectuses dated October 31, 2002 for each of the Munder Funds.

                                                         HOW TO REACH THE FUNDS
             -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
             -----------------------------------------


WHO MAY PURCHASE SHARES

All investors are eligible to purchase Class A, Class B, Class C or Class II shares.

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - directors, trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

Ineligible investors who select Class Y shares will be issued Class A shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase will automatically be invested in Class A shares.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)
Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Investment Minimums
(Class A, B, C & II Shares)
The minimum initial investment for Class A, Class B, Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minor Act
(UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

We reserve the right to waive any investment minimum.

If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

Investment Minimums (Class Y Shares)
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $100,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum.

Accounts Below Minimums
If your investment in Class A, Class B, Class C or Class II shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee.

We reserve the right, upon 30 days' advance written notice, to redeem your

Class A, Class B, Class C or Class II shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the Funds' investment advisor;

2. full-time employees and retired employees of the Funds' investment advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Funds' distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans and employer sponsored retirement plans;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Funds' investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

Letter of Intent
If you intend to purchase at least $25,000 of Class A shares of the Funds, you can qualify for a reduced sales charge by completing a Letter of Intent. To do this, complete the Letter of Intent section of your Account Application or contact your broker or financial advisor. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation
You may add the market value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21 when calculating the sales charge. You must notify your broker, your financial advisor or the Funds to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

                                                         REDEMPTION INFORMATION
             -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B, Class C or Class II shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. To participate in a SWP you must have your dividends automatically reinvested. You may change or cancel a SWP at any time upon notice to the Funds. You should not buy Class A shares (and pay a sales charge) while you participate in a SWP and you must pay any applicable CDSC when you redeem shares.

By Writing a Check
Free checkwriting is available to Class A and Class Y shareholders of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). You may give other instructions by calling (800) 438-5789.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee
If you redeem Class A, Class B, Class C or Class II shares of certain Funds (see the "Fees & Expenses" section of the Prospectus) within 60 days of purchase, you will incur a 2% short-term trading fee (in addition to any other applicable CDSC) upon redemption based on net assets at the time of redemption.The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Medallion Signature Guarantee
For your protection, a medallion signature guarantee is required for the following Class A, Class B, Class C and Class II redemption requests:

 - redemption proceeds greater than $50,000;
 - redemption proceeds not being made payable to the record owner of the account;
 - redemption proceeds not being mailed to the address of record on the account;
 - redemption proceeds being mailed to address of record that has changed within the last 30 days;
 - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;
 - change in ownership or registration of the account; or
 - changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held by a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

CDSC WAIVERS

We will waive the CDSC payable upon redemptions of Class B, Class C or Class II shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a shareholder or registered joint owner;
 - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
 - (Class B shares only) redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

Other waivers of the CDSC on Class B, Class C or Class II shares may apply. Please see the Funds' Statement of Additional Information or call (800) 438-5789 for more details.


EXCHANGE INFORMATION
------------------------------------------------------

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

By Internet
If you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

- You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

- You may exchange Class C or Class II shares of a Fund for Class C or Class II sharesof other Munder Funds based on their relative NAVs.

- Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

- Class A, Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

- You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

- If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

- A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

- Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial advisor or other financial institution or by calling the Munder Funds at (800) 438-5789.

- The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in our view, is likely to engage in excessive trading, or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

- Brokers, financial advisors or other financial institutions may charge you a fee for handling exchanges.

- We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.



ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES
AND REDEMPTIONS
------------------------------------------------------

- We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

- At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but generally not more than seven business days) after we receive your request in proper form. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



                                                         SHAREHOLDER PRIVILEGES
             -----------------------------------------


Reinstatement Privilege
For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify us in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                                         ADDITIONAL INFORMATION
             -----------------------------------------

Information relating to purchases and sales of Class A, Class B and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

SEC File Number: 811-5899

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Fund online.This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROINDEX1002

                THIS AMENDMENT SUPERSEDES ALL PRIOR SUPPLEMENTS


                           MUNDER MIDCAP SELECT FUND
                           CLASS A, B, II & Y SHARES

                        Amendment Dated August 25, 2003
                   to the Prospectus Dated October 31, 2002

                        ADDITION OF NEW CLASS OF SHARES
Effective as of the close of business on June 13, 2003, the MidCap Select Fund was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on June 12, 2003.

On August 12, 2003, the Board of Trustees of Munder Series Trust, on behalf of the Munder MidCap Select Fund (the "Fund"), approved the creation of a new class of shares, known as Class R Shares.

The Prospectus for Class A, B, II & Y shares of the MidCap Select Fund is hereby amended as follows:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. References on the front cover and page 1 of the Prospectus to Class A, B, II & Y Shares are revised to read Class A, B, II, R & Y Shares.

4. In the section entitled PERFORMANCE on page 3 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

   The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B, Class II and Class R shares, net of applicable sales charges, would have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

5. Under the section entitled PERFORMANCE, which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder MidCap Select Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

          1999    31.62
2000    30.82
2001    (2.52)
2002   (15.22)

Year-to-date through 6/30/03: 15.73%

Best Quarter:    24.95% (quarter ended 12/31/99)
Worst Quarter: (15.69)% (quarter ended 9/30/01)

SUPMID803

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                   Since
                                                         1 Year  Inception
                                                           %      %/(1)/
      CLASS Y
        Return Before Taxes                              (15.22)    7.28
        Return After Taxes on Distributions              (15.22)    6.16
        Return After Taxes on Distributions and Sale of
         Fund Shares                                      (9.35)    5.43
        S&P MidCap 400(R) Index/(2)/ (reflects no
         deductions for fees, expenses or taxes)         (14.51)    5.19
      CLASS A
        Return Before Taxes                              (20.09)   (7.87)
        S&P MidCap 400(R) Index/(2)/ (reflects no
         deductions for fees, expenses or taxes)         (14.51)   (3.44)
      CLASS B
        Return Before Taxes                              (20.24)   (7.39)
        S&P MidCap 400(R) Index/(2)/ (reflects no
         deductions for fees, expenses or taxes)         (14.51)   (3.44)
      CLASS II
        Return Before Taxes                              (17.73)   (8.99)
        S&P MidCap 400(R) Index/(2)/ (reflects no
         deductions for fees, expenses or taxes)         (14.51)   (3.44)

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class II shares are 6/24/98, 7/3/00, 7/5/00 and 7/14/00, respectively. The index returns from inception for Class Y, Class A, Class B and Class II shares are as of 7/1/98, 7/1/00, 7/1/00 and 7/1/00, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2)The Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-range sector (based on capitalization) of the U.S. stock market.

6. Following the table entitled AVERAGE ANNUAL RETURNS on page 4 of the Prospectus, the last sentence of the last paragraph is hereby deleted and replaced with the following:

   After-tax returns are shown only for the Class Y shares. The after-tax returns for Class A, Class B, Class II and Class R shares will vary from those shown.

7. The following language is a part of, and incorporated into, the section entitled FEES & EXPENSES on page 5 of the Prospectus:

                                                                                             Class R
SHAREHOLDER FEES                                                                             Shares
paid directly from your investment                                                           -------
Maximum Sales Charge (load) imposed on Purchases (as a % of offering price).................  None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the original purchase price or redemption proceeds)......................................................................  None
Maximum Sales Charge (load) imposed on Reinvested Dividends.................................  None
Redemption Fees.............................................................................  None
Exchange Fees...............................................................................  None

                                                           Class R
             ANNUAL FUND OPERATING EXPENSES                Shares
             paid from Fund assets (as a % of net assets)  -------
             Management Fees..............................  0.75%
             Distribution and/or Service (12b-1) Fees/(1)/  1.00%
             Other Expenses/(2)/..........................  0.43%
                                                            -----
             Total Annual Fund Operating Expenses/(2)/....  2.18%
                                                            =====

   -----------------------------------------------------------------------------
   (1)The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to pay up to 1.00% of the average daily net assets of the Fund for distribution and other fees in connection with the sale of its Class R shares. However, under the Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
   (2)Other Expenses and Total Annual Fund Operating Expenses are estimated based on actual expenses for all other share classes of the Fund during the fiscal year ended June 30, 2002.

   EXAMPLE

                                        Class R
                                        Shares
                                        -------
                                1 Year.  $221
                                3 Years  $682

8. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--BORROWING, which begins on page 7 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

9. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--SECURITIES LENDING, which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

10.The second and third paragraphs of the section entitled YOUR
   INVESTMENT--PURCHASING SHARES on page 10 of the Prospectus are hereby deleted and replaced with the following:

   You may purchase Class B, Class R or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

   Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

11.The first paragraph of the section entitled YOUR INVESTMENT--SHARE CLASS
   SELECTION on page 10 of the Prospectus is hereby deleted and replaced with the following:

   The Fund offers Class A, Class B, Class II, Class R and Class Y shares through/by this prospectus. Class R and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

12.Under the section entitled YOUR INVESTMENT--SHARE CLASS SELECTION--CLASS B
   SHARES, which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

13.The section entitled YOUR INVESTMENT--SHARE CLASS SELECTION, which begins on page 10 of the Prospectus, is hereby supplemented with the following:

   CLASS R SHARES
   (Eligible Investors Only)

   --No front-end sales charge. All your money goes to work for you right away. --Lower annual expenses than Class B and Class II shares.

14.The first paragraph in the section entitled DISTRIBUTION AND SERVICE
   FEES--12B-1 FEES on page 13 of the Prospectus is hereby deleted and replaced with the following:

   The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class II and Class R shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B, Class II and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B, Class II and Class R shares to finance activities relating to the distribution of its shares. However, under the Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

15.The FINANCIAL HIGHLIGHTS section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. As of the date of this Prospectus, the Class R shares of the Fund had not commenced operations. As a result, there are no financial highlights for the Class R shares shown below. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                               MidCap Select Fund(a)
                                                     --------------------------------------------------------------------
                                                       Period                               Period
                                                        Ended         Year      Period       Ended         Year      Period
                                                     12/31/02(c)     Ended       Ended    12/31/02(c)     Ended       Ended
                                                     (Unaudited)   6/30/02(c)   6/30/01   (Unaudited)   6/30/02(c)   6/30/01
                                                       Class A      Class A     Class A     Class B      Class B     Class B
                                                     -----------   ---------- -------     -----------   ---------- -------
Net asset value, beginning of period................   $13.34        $14.62   $15.47        $13.14        $14.51   $15.42
                                                       ------        ------   ------        ------        ------   ------
Income/(Loss) from investment operations:
Net investment loss.................................    (0.08)        (0.12)   (0.08)        (0.12)        (0.23)   (0.13)
Net realized and unrealized gain/(loss) on
 investments........................................    (1.21)        (1.16)    0.76         (1.19)        (1.14)    0.75
                                                       ------        ------   ------        ------        ------   ------
Total from investment operations....................    (1.29)        (1.28)    0.68         (1.31)        (1.37)    0.62
                                                       ------        ------   ------        ------        ------   ------
Less distributions:
Distributions from net realized capital gain........       --            --    (1.41)           --            --    (1.41)
Distributions in excess of net realized capital gain       --            --    (0.12)           --            --    (0.12)
                                                       ------        ------   ------        ------        ------   ------
Total distributions.................................       --            --    (1.53)           --            --    (1.53)
                                                       ------        ------   ------        ------        ------   ------
Net asset value, end of period......................   $12.05        $13.34   $14.62        $11.83        $13.14   $14.51
                                                       ======        ======   ======        ======        ======   ======
Total return(b).....................................    (9.67)%       (8.76)%   4.54%        (9.97)%       (9.44)%   4.12%
                                                       ======        ======   ======        ======        ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $2,515        $2,237   $2,351        $2,331        $2,339   $1,655
Ratio of operating expenses to average net assets...     1.69%(d)      1.43%    1.44%(d)      2.44%(d)      2.18%    2.19%(d)
Ratio of net investment loss to average net assets..    (1.26)%(d)    (0.91)%  (0.85)%(d)    (2.01)%(d)    (1.66)%  (1.60)%(d)
Portfolio turnover rate.............................       27%           55%      81%           27%           55%      81%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......     1.69%(d)      1.43%    1.66%(d)      2.44%(d)      2.18%    2.41%(d)

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class A Shares and Class B Shares commenced operations on July 3, 2000 and July 5, 2000, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                         MidCap Select Fund(a)
                                                                                 ---------------------------------
                                                                                 Period Ended      Year      Period
                                                                                 12/31/02(c)      Ended      Ended
                                                                                 (Unaudited)    6/30/02(c)  6/30/01
                                                                                   Class II      Class II   Class II
                                                                                 ------------   ---------- --------
Net asset value, beginning of period............................................   $ 13.17        $14.53    $16.37
                                                                                   -------        ------    ------
Loss from investment operations:
Net investment loss.............................................................     (0.12)        (0.23)    (0.13)
Net realized and unrealized loss on investments.................................     (1.20)        (1.13)    (0.18)
                                                                                   -------        ------    ------
Total from investment operations................................................     (1.32)        (1.36)    (0.31)
                                                                                   -------        ------    ------
Less distributions:
Distributions from net realized capital gain....................................        --            --     (1.41)
Distributions in excess of net realized capital gain............................        --            --     (0.12)
                                                                                   -------        ------    ------
Total distributions.............................................................        --            --     (1.53)
                                                                                   -------        ------    ------
Net asset value, end of period..................................................   $ 11.85        $13.17    $14.53
                                                                                   =======        ======    ======
Total return(b).................................................................    (10.02)%       (9.36)%   (1.81)%
                                                                                   =======        ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................................   $ 1,166        $1,297    $  838
Ratio of operating expenses to average net assets...............................      2.44%(d)      2.18%     2.19%(d)
Ratio of net investment loss to average net assets..............................     (2.01)%(d)    (1.66)%   (1.60)%(d)
Portfolio turnover rate.........................................................        27%           55%       81%
Ratio of operating expenses to average net assets without expense waivers and/or
 reimbursements.................................................................      2.44%(d)      2.18%     2.41%(d)

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class II Shares commenced operations on July 14, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                 MidCap Select Fund(a)
                                                          ---------------------------------------------------------------
                                                          Period Ended      Year      Year      Year      Year      Period
                                                          12/31/02(c)      Ended      Ended     Ended     Ended      Ended
                                                          (Unaudited)    6/30/02(c)  6/30/01   6/30/00   6/30/99    6/30/98
                                                            Class Y       Class Y    Class Y   Class Y   Class Y    Class Y
                                                          ------------   ---------- -------   -------   -------    -------
Net asset value, beginning of period.....................   $ 13.42       $ 14.66   $ 15.47   $ 10.85   $10.02     $10.00
                                                            -------       -------   -------   -------   ------     ------
Income/(Loss) from investment operations:
Net investment income/(loss).............................     (0.06)        (0.09)    (0.06)    (0.03)   (0.02)      0.01
Net realized and unrealized gain (loss) on investments...     (1.22)        (1.15)     0.78      4.87     0.85       0.01
                                                            -------       -------   -------   -------   ------     ------
Total from investment operations.........................     (1.28)        (1.24)     0.72      4.84     0.83       0.02
                                                            -------       -------   -------   -------   ------     ------
Less distributions:
Dividends from net investment income.....................        --            --        --        --    (0.00)(e)     --
Distributions from net realized capital gains............        --            --     (1.41)    (0.22)      --         --
Distributions in excess of net realized capital gain.....        --            --     (0.12)       --       --         --
                                                            -------       -------   -------   -------   ------     ------
Total distributions......................................        --            --     (1.53)    (0.22)   (0.00)(e)     --
                                                            -------       -------   -------   -------   ------     ------
Net asset value, end of period...........................   $ 12.14       $ 13.42   $ 14.66   $ 15.47   $10.85     $10.02
                                                            =======       =======   =======   =======   ======     ======
Total return(b)..........................................     (9.54)%       (8.46)%    4.82%    45.67%    8.44%      0.20%
                                                            =======       =======   =======   =======   ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $22,955       $26,013   $25,800   $13,024   $3,434     $1,573
Ratio of operating expenses to average net assets........      1.44%(d)      1.18%     1.19%     1.18%    1.18%      1.15%(d)
Ratio of net investment income /(loss) to average net
 assets..................................................     (1.01)%(d)    (0.66)%   (0.60)%   (0.44)%  (0.28)%     3.18%(d)
Portfolio turnover rate..................................        27%           55%       81%      128%     122%         0%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................      1.44%(d)      1.18%     1.41%     1.23%    1.66%      1.16%(d)

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class Y Shares commenced operations on June
   24, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

16.The first paragraph in the SHAREHOLDER GUIDE, which begins on page S-1 of the Prospectus, is hereby deleted and replaced with the following:

   CLASS A, B, C, II, R & Y SHARES

   The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II, R and Y Shares Prospectuses dated October 31, 2002, as amended, for each of the Munder Funds.

17.The section entitled PURCHASE INFORMATION--WHO MAY PURCHASE SHARES, which begins on page S-1 of the Shareholder Guide, is hereby supplemented with the following:

   Investors may purchase Class R shares only through participation in a program where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

  . 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

  . Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

   Ineligible investors who select Class R shares will be issued Class A shares.

18.The section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING SHARES, which begins on page S-3 of the Shareholder Guide, is hereby supplemented with the following:

   INVESTMENT MINIMUMS
   [Class R Shares]

   There is no minimum initial or subsequent investment for Class R shares.

19.Under the section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING
   SHARES--Accounts Below Minimums, which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that section:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

20.The following information is hereby added at the end of the current text under the section entitled REDEMPTION INFORMATION--POLICIES FOR REDEEMING SHARES--Short-Term Trading Fee, which begins on page S-7 of the Shareholder
   Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

21.The second paragraph of the section entitled REDEMPTION
   INFORMATION--POLICIES FOR REDEEMING SHARES--Medallion Signature Guarantee, which begins on page S-7 of the Shareholder Guide, is hereby deleted and replaced with the following:

   We reserve the right to require a medallion signature for other types of redemption requests, including Class R or Class Y shares redemptions.

22.Under the section entitled ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND
   REDEMPTIONS, which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

23.The first paragraph under the section entitled ADDITIONAL INFORMATION on the back cover of the Prospectus is hereby deleted and replaced with the following:

   Information relating to purchases and sales of Class A, Class B, Class II, Class R and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

24.The SEC File Number applicable to the Fund is 811-21294.

   A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder MidCap Select Fund
-------------------------------------------------------------------

CLASS A, B, II & Y SHARES




                                  PROSPECTUS

                               October 31, 2002

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDERFUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                                FAMILY OF FUNDS
                                             (offered in separate prospectuses)

                                                               LARGE-CAP EQUITY

                                                               Large-Cap Growth
                                                            Multi-Season Growth
                                                                      Index 500
                                                                Large-Cap Value

                                                       MID- TO MICRO-CAP EQUITY

                                                                  MidCap Select
                                                           Small Company Growth
                                                                Small-Cap Value
                                                               Micro-Cap Equity

                                                            NICHE/SECTOR EQUITY

                                                                         NetNet
                                                              Future Technology
                                                                     Healthcare
                                                                   Bio(Tech)/2/
                                                                     Power Plus
                                                  Real Estate Equity Investment

                                                                         HYBRID

                                                                       Balanced
                                                                  Fund of Funds

                                                                  INTERNATIONAL

                                                           International Growth
                                                           International Equity
                                                             International Bond
                                                               Emerging Markets

                                                                 TAXABLE INCOME

                                                                           Bond
                                                              Intermediate Bond
                                                         U.S. Government Income

                                                                TAX-FREE INCOME

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                               Tax-Free Short-Intermediate Bond

                                                                   MONEY MARKET

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                     U.S. Treasury Money Market

       TABLE OF CONTENTS


       MUNDER MIDCAP SELECT FUND
              Goal and Principal Investment Strategies              1
              Principal Risks                                       2
              Performance                                           3
              Fees and Expenses                                     5
              Glossary                                              6

       MORE ABOUT THE FUND
              Other Investment Strategies and Risks                 7

       YOUR INVESTMENT
              Purchasing Shares                                     10
              Exchanging Shares                                     10
              Redeeming Shares                                      10
              Share Class Selection                                 10

       APPLICABLE SALES CHARGES
              Front-End Sales Charge - Class A Shares               11
              Front-End Sales Charge - Class II Shares              12
              CDSCs                                                 12

       DISTRIBUTION AND SERVICE FEES
              12b-1 Fees                                            13
              Other Information                                     13

       VALUING FUND SHARES                                          13

       DISTRIBUTIONS                                                14

       FEDERAL TAX CONSIDERATIONS
              Taxes on Distributions                                15
              Taxes on Sales or Exchanges                           15
              Other Considerations                                  16

       MANAGEMENT OF THE FUND
              Investment Advisor                                    16
              Portfolio Managers                                    16

       FINANCIAL HIGHLIGHTS                                         17

       SHAREHOLDER GUIDE
              How to Reach the Funds                                S-1
              Purchase Information                                  S-1
              Redemption Information                                S-5
              Exchange Information                                  S-8
              Additional Policies for Purchases, Exchanges and
                Redemptions                                         S-10
              Shareholder Privileges                                S-11

Munder MidCap Select Fund

CLASS A, B, II & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
             -----------------------------------------

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in the equity securities of mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Mid-capitalization companies are those companies with a market capitalization within the range of companies included in the S&P MidCap 400(R) Index. Based on the most recent data available at printing, such capitalizations are between approximately $70 million and $8.0 billion.

The Fund's investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

The advisor chooses the Fund's investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and investing in approximately 60 to 80 of those companies based on:

 - above-average, consistent earnings growth;
 - financial stability;
 - relative valuation;
 - strength of industry position and management team; and
 - price changes compared to the S&P MidCap 400(R) Index.

PRINCIPAL RISKS
------------------------------------------------------
All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Growth Investing Risk
  The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

- Smaller Company Stock Risk
  The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

                                                                    PERFORMANCE
             -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B and Class II shares, net of applicable sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder MidCap Select Fund CLASS Y


TOTAL RETURN (%)
per calendar year

                                    [CHART]


1999 31.62
2000 30.82
2001 (2.52)

                     YTD through 9/30/02  (17.39%)

                     Best Quarter        Q4  1999   24.95%
                     Worst Quarter       Q3  2001  (15.69%)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                                              Since
                                                                                     1 Year Inception
                                                                                       %     %/(1)/
CLASS Y
  Return Before Taxes                                                                (2.52)   14.69
  Return After Taxes on Distributions                                                (2.52)   13.15
  Return After Taxes on Distributions and Sale of Fund Shares                        (1.53)   11.31
  S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (0.61)   11.62
CLASS A
  Return Before Taxes                                                                (8.24)   (2.47)
  S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (0.61)    4.73
CLASS B
  Return Before Taxes                                                                (8.51)   (1.72)
  S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (0.61)    4.73
CLASS II
  Return Before Taxes                                                                (5.48)   (3.82)
  S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (0.61)    4.73

--------------------------------------------------------------------------------

(1)The inception dates for the Class Y, Class A, Class B and Class II shares are 6/24/98, 6/30/00, 7/5/00 and 7/14/00, respectively. The index returns from inception for Class Y, Class A, Class B and Class II shares are from 7/1/98, 7/1/00, 7/1/00 and 7/1/00, respectively.
(2)The Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-range sector (based on capitalization) of the U.S. stock market.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares; after-tax returns of the Class A, Class B and Class II shares will vary.

                                                                FEES & EXPENSES
             -----------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                           Class A  Class B Class II Class Y
SHAREHOLDER FEES                                           Shares   Shares   Shares  Shares
paid directly from your investment                         -------  ------- -------- -------
Maximum Sales Charge (load) imposed on purchases (as a
 % of offering price)                                       5.5%(a)   None      1%    None
Maximum Deferred Sales Charge (load) (as a % of the
 lesser of original purchase price or redemption proceeds)  None(b)   5%(c)    1%(d)  None
Maximum Sales Charge (load) Imposed on Reinvested
 Dividends                                                   None     None     None   None
Redemption Fees                                              None     None     None   None
Exchange Fees                                                None     None     None   None

                                                           Class A  Class B Class II Class Y
ANNUAL FUND OPERATING EXPENSES                             Shares   Shares   Shares  Shares
paid from Fund assets (as a % of net assets)               -------  ------- -------- -------
Management Fees                                              0.75%    0.75%    0.75%  0.75%
Distribution and/or Service (12b-1) Fees                     0.25%    1.00%    1.00%  0.00%
Other Expenses                                               0.43%    0.43%    0.43%  0.43%
                                                            ----      --       --     -----
Total Annual Fund Operating Expenses                         1.43%    2.18%    2.18%  1.18%
                                                            ====      ==       ==     =====

--------------------------------------------------------------------------------

(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC will apply upon redemption.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class II shares within eighteen months of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 Class A  Class B  Class B    Class II Class II Class Y
                 Shares   Shares*  Shares**   Shares*  Shares** Shares
                 ------- -------   --------   -------- -------- -------
        1 Year   $  688  $  721     $  221     $  419   $  319  $  120
        3 Years  $  978  $  982     $  682     $  775   $  775  $  375
        5 Years  $1,289  $1,369     $1,169     $1,258   $1,258  $  649
        10 Years $2,169  $2,321***  $2,321***  $2,588   $2,588  $1,432

--------------------------------------------------------------------------------

  *Assumes you sold your shares at the end of the time period.
 **Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of the original purchase.

GLOSSARY
------------------------------------------------------

The Glossary explains certain terms used throughout this prospectus. Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations. American Depositary Receipts (ADRs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

                                                            MORE ABOUT THE FUND
             -----------------------------------------

This section describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------
BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

- Investment Strategy
  The Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return).The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there by any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

- Investment Strategy
  The Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses maybe realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral). This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

- Investment Strategy
  The Fund may engage in short-term trading of portfolio securities, including initial public offerings, which may result in increasing the Fund's turnover rates.

- Special Risks
  A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund's performance.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

- Special Risks
  The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

YOUR INVESTMENT
------------------------------------------------------

PURCHASING SHARES

You may purchase Class A or Class II shares of the Fund at the net asset value
(NAV) next determined after we receive your purchase order in proper form, plus any applicable sales charge.

You may purchase Class B or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements and available sales charge waivers and reductions, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. Class II shares may also be exchanged for Class C shares of another Munder Fund.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class II and Class Y shares through/by this prospectus. Class Y shares are only available to limited types of investors.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

- Front-end sales charge. There are several ways to reduce these sales charges.

- Lower annual expenses than Class B and Class II shares.

Class B Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within six years of purchase. The CDSC may be waived on certain redemptions.

- Higher annual expenses than Class A shares.

- Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

- Cannot be used for investments of over $250,000.

Class II Shares

- Front-end sales charge.

- A CDSC on shares you sell within eighteen months of purchase.

- Higher annual expenses than Class A shares.

- Shares do not convert to another class.

Class Y Shares
(Eligible Investors Only)

- No front-end sales charge. All your money goes to work for you right away.

- Lower annual expenses than all other share classes.

The Fund also issues another class of shares, which has different sales charges, expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

                                                       APPLICABLE SALES CHARGES
             -----------------------------------------

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at NAV, plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                          Sales Charge as     Dealer
                                          a Percentage of   Reallowance
                                          ----------------     as a
                                                      Net   Percentage
                                             Your    Asset    of the
                                          Investment Value  Offer Price
                                              %        %         %
        Less than $25,000                   5.50     5.82      5.00
        $25,000 but less than $50,000       5.25     5.54      4.75
        $50,000 but less than $100,000      4.50     4.71      4.00
        $100,000 but less than $250,000     3.50     3.63      3.25
        $250,000 but less than $500,000     2.50     2.56      2.25
        $500,000 but less than $1,000,000   1.50     1.52      1.25
        $1,000,000 or more                  None*    None* (see below)**

  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
 **The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

You may be eligible for a waiver of all or part of the front-end sales charge on Class A shares. Please see the Shareholder Guide.

FRONT-END SALES CHARGE - CLASS II SHARES

You can purchase Class II shares at the NAV, plus an initial sales charge. The current sales charge rate and commission paid to selected dealers are as follows:

                      Sales Charge as
                      a Percentage of     Dealer Reallowance
                   ----------------------  as a Percentage
                      Your        Net           of the
                   Investment Asset Value   Offering Price
                       %           %              %
                   ---------- ----------- ------------------
                      1.00       1.01            1.00

CDSCs

You pay a CDSC when you redeem:

 - Class A shares purchased within one year of redemption as part of an investment of $1 million or more;
 - Class B shares within six years of buying them; or
 - Class II shares within eighteen months of buying them.

These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class II shares of the MidCap Select Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class II shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

                          Years Since Purchased  CDSC
                          First                  5.00%
                          Second                 4.00%
                          Third                  3.00%
                          Fourth                 3.00%
                          Fifth                  2.00%
                          Sixth                  1.00%
                          Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares and Class II shares, the Fund's distributor pays sales commissions of 4.00% and 2.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class II shares.

The CDSC on Class B or Class II shares may be waived under certain circumstances. Please see the Shareholder Guide.

                                                  DISTRIBUTION AND SERVICE FEES
         -------------------------------------------------

12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class II shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the daily net assets of Class A, Class B and Class II shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Class B and Class II shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.
                                                            VALUING FUND SHARES
             -----------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open.The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

  (1)taking the current value of the Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during the quarter will be reviewed by the Board of Directors of the Fund at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of the Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Directors. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS
------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of it's earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

                                                     FEDERAL TAX CONSIDERATIONS
             -----------------------------------------

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND
------------------------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2002, MCM had approximately $31.3 billion in assets under management, of which $15.0 billion were invested in equity securities, $8.6 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2002, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

                                                           FINANCIAL HIGHLIGHTS
             -----------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance of the past 5 years (or, if shorter, the life of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visit the website at www.munder.com.

MIDCAP SELECT FUND(a)                                        Year      Period       Year      Period
(CLASS A AND CLASS B)                                       Ended       Ended      Ended       Ended
                                                          6/30/02(c)   6/30/01   6/30/02(c)   6/30/01
                                                           Class A     Class A    Class B     Class B
                                                          ---------- -------     ---------- -------
Net asset value, beginning of period                        $14.62   $15.47        $14.51   $15.42
                                                            ------   ------        ------   ------
Income/(Loss) from investment operations:
Net investment loss                                          (0.12)   (0.08)        (0.23)   (0.13)
Net realized and unrealized gain/(loss) on investments       (1.16)    0.76         (1.14)    0.75
                                                            ------   ------        ------   ------
Total from investment operations                             (1.28)    0.68         (1.37)    0.62
                                                            ------   ------        ------   ------
Less distributions:
Distributions from net realized capital gain                    --    (1.41)           --    (1.41)
Distributions in excess of net realized capital gain            --    (0.12)           --    (0.12)
                                                            ------   ------        ------   ------
Total distributions                                             --    (1.53)           --    (1.53)
                                                            ------   ------        ------   ------
Net asset value, end of period                              $13.34   $14.62        $13.14   $14.51
                                                            ======   ======        ======   ======
Total return (b)                                             (8.76)%   4.54%        (9.44)%   4.12%
                                                            ======   ======        ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                        $2,237   $2,351        $2,339   $1,655
Ratio of operating expenses to average net assets             1.43%    1.44%(d)      2.18%    2.19%(d)
Ratio of net investment loss to average net assets           (0.91)%  (0.85)%(d)    (1.66)%  (1.60)%(d)
Portfolio turnover rate                                         55%      81%           55%      81%
Ratio of operating expenses to average net assets without
 expense waivers                                              1.43%    1.66%(d)      2.18%    2.41%(d)

--------------------------------------------------------------------------------

(a)The Munder MidCap Select Fund Class A Shares and Class B Shares commenced operations on July 3, 2000 and July 5, 2000, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

MIDCAP SELECT FUND(a)                                                        Year      Period
(CLASS II)                                                                  Ended      Ended
                                                                          6/30/02(c)  6/30/01
                                                                           Class II   Class II
                                                                          ---------- --------
Net asset value, beginning of period                                        $14.53    $16.37
                                                                            ------    ------
Income/(Loss) from investment operations:
Net investment loss                                                          (0.23)    (0.13)
Net realized and unrealized loss on investments                              (1.13)    (0.18)
                                                                            ------    ------
Total from investment operations                                             (1.36)    (0.31)
                                                                            ------    ------
Less distributions:
Distributions from net realized capital gain                                    --     (1.41)
Distributions in excess of net realized capital gain                            --     (0.12)
                                                                            ------    ------
Total distributions                                                             --     (1.53)
                                                                            ------    ------
Net asset value, end of period                                              $13.17    $14.53
                                                                            ======    ======
Total return (b)                                                             (9.36)%   (1.81)%
                                                                            ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                        $1,297    $  838
Ratio of operating expenses to average net assets                             2.18%     2.19%(d)
Ratio of net investment loss to average net assets                           (1.66)%   (1.60)%(d)
Portfolio turnover rate                                                         55%       81%
Ratio of operating expenses to average net assets without expense waivers     2.18%     2.41%(d)

--------------------------------------------------------------------------------

(a)The Munder MidCap Select Fund Class II Shares commenced operations on July 14, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

MIDCAP SELECT FUND(a)
(CLASS Y)                                                Year      Year      Year      Year      Period
                                                        Ended      Ended     Ended     Ended      Ended
                                                      6/30/02(c)  6/30/01   6/30/00   6/30/99    6/30/98
                                                       Class Y    Class Y   Class Y   Class Y    Class Y
                                                      ---------- -------   -------   -------    -------
Net asset value, beginning of period                   $ 14.66   $ 15.47   $ 10.85   $10.02     $10.00

                                                       -------   -------   -------   ------     ------
Income/(Loss) from investment operations:
Net investment income/(loss)                             (0.09)    (0.06)    (0.03)   (0.02)      0.01
Net realized and unrealized gain/(loss) on
 investments                                             (1.15)     0.78      4.87     0.85       0.01

                                                       -------   -------   -------   ------     ------
Total from investment operations                         (1.24)     0.72      4.84     0.83       0.02
                                                       -------   -------   -------   ------     ------
Less distributions:
Dividends from net investment income                        --        --        --    (0.00)(d)     --
Distributions from net realized capital gains               --     (1.41)    (0.22)      --         --
Distributions in excess of net realized capital gains       --     (0.12)       --       --         --

                                                       -------   -------   -------   ------     ------
Total distributions                                         --     (1.53)    (0.22)   (0.00)(d)     --

                                                       -------   -------   -------   ------     ------
Net asset value, end of period                         $ 13.42   $ 14.66   $ 15.47   $10.85     $10.02

                                                       =======   =======   =======   ======     ======
Total return (b)                                         (8.46)%    4.82%    45.67%    8.44%      0.20%

                                                       =======   =======   =======   ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $26,013   $25,800   $13,024   $3,434     $1,573
Ratio of operating expenses to average net assets         1.18%     1.19%     1.18%    1.18%      1.15%(e)
Ratio of net investment income/(loss) to average net
 assets                                                  (0.66)%   (0.60)%   (0.44)%  (0.28)%     3.18%(e)
Portfolio turnover rate                                     55%       81%      128%     122%         0%
Ratio of operating expenses to average net
 assets without expense waivers                           1.18%     1.41%     1.23%    1.66%      1.16%(e)

--------------------------------------------------------------------------------

(a)The Munder MidCap Select Fund Class Y Shares commenced operations on June 24, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------

CLASS A, B, C, II & Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II & Y Shares Prospectuses dated October 31, 2002 for each of the Munder Funds.

                                                         HOW TO REACH THE FUNDS
             -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
             -----------------------------------------


WHO MAY PURCHASE SHARES

All investors are eligible to purchase Class A, Class B, Class C or Class II shares.

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - directors, trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

Ineligible investors who select Class Y shares will be issued Class A shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase will automatically be invested in Class A shares.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)
Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Investment Minimums
(Class A, B, C & II Shares)
The minimum initial investment for Class A, Class B, Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minor Act
(UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

We reserve the right to waive any investment minimum.

If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

Investment Minimums (Class Y Shares)
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $100,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum.

Accounts Below Minimums
If your investment in Class A, Class B, Class C or Class II shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee.

We reserve the right, upon 30 days' advance written notice, to redeem your

Class A, Class B, Class C or Class II shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the Funds' investment advisor;

2. full-time employees and retired employees of the Funds' investment advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Funds' distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans and employer sponsored retirement plans;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Funds' investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

Letter of Intent
If you intend to purchase at least $25,000 of Class A shares of the Funds, you can qualify for a reduced sales charge by completing a Letter of Intent. To do this, complete the Letter of Intent section of your Account Application or contact your broker or financial advisor. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation
You may add the market value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21 when calculating the sales charge. You must notify your broker, your financial advisor or the Funds to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

                                                         REDEMPTION INFORMATION
             -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B, Class C or Class II shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. To participate in a SWP you must have your dividends automatically reinvested. You may change or cancel a SWP at any time upon notice to the Funds. You should not buy Class A shares (and pay a sales charge) while you participate in a SWP and you must pay any applicable CDSC when you redeem shares.

By Writing a Check
Free checkwriting is available to Class A and Class Y shareholders of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). You may give other instructions by calling (800) 438-5789.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee
If you redeem Class A, Class B, Class C or Class II shares of certain Funds (see the "Fees & Expenses" section of the Prospectus) within 60 days of purchase, you will incur a 2% short-term trading fee (in addition to any other applicable CDSC) upon redemption based on net assets at the time of redemption.The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Medallion Signature Guarantee
For your protection, a medallion signature guarantee is required for the following Class A, Class B, Class C and Class II redemption requests:

 - redemption proceeds greater than $50,000;
 - redemption proceeds not being made payable to the record owner of the account;
 - redemption proceeds not being mailed to the address of record on the account;
 - redemption proceeds being mailed to address of record that has changed within the last 30 days;
 - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;
 - change in ownership or registration of the account; or
 - changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held by a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

CDSC WAIVERS

We will waive the CDSC payable upon redemptions of Class B, Class C or Class II shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a shareholder or registered joint owner;
 - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
 - (Class B shares only) redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

Other waivers of the CDSC on Class B, Class C or Class II shares may apply. Please see the Funds' Statement of Additional Information or call (800) 438-5789 for more details.


EXCHANGE INFORMATION
------------------------------------------------------

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

By Internet
If you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

- You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

- You may exchange Class C or Class II shares of a Fund for Class C or Class II sharesof other Munder Funds based on their relative NAVs.

- Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

- Class A, Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

- You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

- If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

- A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

- Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial advisor or other financial institution or by calling the Munder Funds at (800) 438-5789.

- The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in our view, is likely to engage in excessive trading, or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

- Brokers, financial advisors or other financial institutions may charge you a fee for handling exchanges.

- We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.



ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES
AND REDEMPTIONS
------------------------------------------------------

- We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

- At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but generally not more than seven business days) after we receive your request in proper form. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



                                                         SHAREHOLDER PRIVILEGES
             -----------------------------------------


Reinstatement Privilege
For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify us in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                                         ADDITIONAL INFORMATION
             -----------------------------------------

Information relating to purchases and sales of Class A, Class B, Class II and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Fund online.This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-7346

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROMID1002

                THIS AMENDMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                          MUNDER SMALL-CAP VALUE FUND
                           CLASS A, B, C & Y SHARES

                        Amendment Dated August 25, 2003
                   to the Prospectus Dated October 31, 2002

                        ADDITION OF NEW CLASS OF SHARES

Effective as of the close of business on June 13, 2003, the Small-Cap Value Fund was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on June 12, 2003.

On August 12, 2003, the Board of Trustees of Munder Series Trust, on behalf of the Munder Small-Cap Value Fund (the "Fund"), approved the creation of a new class of shares, known as Class R Shares.

The Prospectus for Class A, B, C & Y shares of the Small-Cap Value Fund is hereby amended as follows:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. References on the front cover and page 1 of the Prospectus to Class A, B, C & Y Shares are revised to read Class A, B, C, R & Y Shares.

4. In the section entitled PERFORMANCE on page 4 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

   The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B, Class C and Class R shares, net of applicable sales charges, would have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

5. Under the section entitled PERFORMANCE, which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Small-Cap Value Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997     44.49
1998     (6.46)
1999     (4.92)
2000     16.07
2001     24.30
2002     (9.24)

Year-to-date through 6/30/03: 19.83%

Best Quarter:    22.59% (quarter ended 9/30/97)
Worst Quarter: (19.99)% (quarter ended 9/30/02)

SUPSCV803

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                       Since
                                                     1 Year  5 Years Inception
                                                       %        %     %/(1)/
  CLASS Y
    Return Before Taxes                               (9.24)  3.09     9.18
    Return After Taxes on Distributions               (9.46)  2.15     7.97
    Return After Taxes on Distributions and Sale of
     Fund Shares                                      (5.60)  2.05     7.00
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     7.07
  CLASS A
    Return Before Taxes                              (14.52)  1.70     7.58
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     7.07
  CLASS B
    Return Before Taxes                              (14.65)  1.73     6.88
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     6.90
  CLASS C
    Return Before Taxes                              (11.06)  2.06     7.79
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     7.07

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/26/96, 1/10/97, 2/11/97 and 1/13/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/97, 1/1/97, 2/1/97 and 1/1/97, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2)The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

6. Following the table entitled AVERAGE ANNUAL RETURNS on page 4 of the Prospectus, the last sentence of the last paragraph is hereby deleted and replaced with the following:

   After-tax returns are shown only for the Class Y shares. The after-tax returns for Class A, Class B, Class C and Class R shares will vary from those shown.

7. The following language is part of, and incorporated into, the section entitled FEES & EXPENSES on page 6 of the Prospectus is hereby supplemented with the following:

                                                                                          Class R
SHAREHOLDER FEES                                                                          Shares
paid directly from your investment                                                        -------
Maximum Sales Charge (load) imposed on Purchases (as a % of offering price)..............  None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the original purchase price or redemption proceeds)................................................................  None
Maximum Sales Charge (load) imposed on Reinvested Dividends..............................  None
Redemption Fees..........................................................................  None
Exchange Fees............................................................................  None

                                                           Class R
             ANNUAL FUND OPERATING EXPENSES                Shares
             paid from Fund assets (as a % of net assets)  -------
             Management Fees..............................   0.75%
             Distribution and/or Service (12b-1) Fees/(1)/   1.00%
             Other Expenses/(2)(3)/.......................   0.42%
                                                           -------
             Total Annual Fund Operating Expenses/(2)/....   2.17%
             Less Contractual Fee Waivers/(3)/............ (0.01)%
                                                           -------
             Net Expenses/(3)/............................   2.16%
                                                           =======

   -----------------------------------------------------------------------------
   (1)The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to pay up to 1.00% of the average daily net assets of the Fund for distribution and other fees in connection with the sale of its Class R shares. However, under the Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
   (2)Other Expenses and Total Annual Fund Operating Expenses are estimated based on actual expenses for all other share classes of the Fund during the fiscal year ended June 30, 2002.
   (3)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of its fees it charges the Fund in an amount equal to the servicing fees it collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

   EXAMPLE

                                        Class R
                                        Shares
                                        -------
                                1 Year.  $220
                                3 Years  $679

8. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the section entitled FEES & EXPENSES, which begins on page 6 of the Prospectus:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

9. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--BORROWING, which begins on page 9 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

10.Under the section entitled "OTHER INVESTMENT STRATEGIES AND
   RISKS--SECURITIES LENDING," which begins on page 10 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

11.The second and third paragraphs of the section entitled YOUR
   INVESTMENT--PURCHASING SHARES on page 11 of the Prospectus are hereby deleted and replaced with the following:

   You may purchase Class B, Class C, Class R or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

   Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

12.The first paragraph of the section entitled YOUR INVESTMENT--SHARE CLASS
   SELECTION on page 11 of the Prospectus is hereby deleted and replaced with the following:

   The Fund offers Class A, Class B, Class C, Class R and Class Y shares through/by this prospectus. Class R and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

13.Under the section entitled YOUR INVESTMENT--SHARE CLASS SELECTION--CLASS B
   SHARES, which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

14.The section entitled YOUR INVESTMENT--SHARE CLASS SELECTION, which begins on page 11 of the Prospectus, is hereby supplemented with the following:

   CLASS R SHARES
   (Eligible Investors Only)

   -No front-end sales charge. All your money goes to work for you right away. -Lower annual expenses than Class B and Class C shares.

15.The first paragraph in the section entitled DISTRIBUTION AND SERVICE
   FEES--12B-1 FEES on page 14 of the Prospectus, is hereby deleted and replaced with the following:

   The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B, Class C and Class R shares to finance activities relating to the distribution of its shares. However, under the Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

16.The FINANCIAL HIGHLIGHTS section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. As of the date of this Prospectus, the Class R shares of the Fund had not commenced operations. As a result, there are no financial highlights for the Class R shares shown below. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                       Small-Cap Value Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year     Year      Year       Year       Year
                                                  12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class A      Class A   Class A  Class A    Class A    Class A
                                                  ------------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period.............   $ 16.95      $ 16.43   $12.19    $13.10     $14.24     $12.04
                                                    -------      -------   ------    ------     ------     ------
Income/(Loss) from investment operations:
Net investment income............................      0.06         0.09     0.14      0.04       0.06       0.08
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.82)        1.42     4.22     (0.89)     (0.86)      2.82
                                                    -------      -------   ------    ------     ------     ------
Total from investment operations.................     (2.76)        1.51     4.36     (0.85)     (0.80)      2.90
                                                    -------      -------   ------    ------     ------     ------
Less distributions:
Dividends from net investment income.............        --        (0.05)   (0.12)    (0.05)     (0.05)     (0.06)
Distributions in excess of net investment income.        --           --       --     (0.01)     (0.02)        --
Distributions from net realized capital gains....     (0.12)       (0.94)      --        --      (0.27)     (0.64)
                                                    -------      -------   ------    ------     ------     ------
Total distributions..............................     (0.12)       (0.99)   (0.12)    (0.06)     (0.34)     (0.70)
                                                    -------      -------   ------    ------     ------     ------
Net asset value, end of period...................   $ 14.07      $ 16.95   $16.43    $12.19     $13.10     $14.24
                                                    =======      =======   ======    ======     ======     ======
Total return(b)..................................    (16.28)%      10.50%   35.89%    (6.57)%    (5.19)%    24.36%
                                                    =======      =======   ======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $12,565      $15,143   $7,872    $3,469     $6,015     $6,474
Ratio of operating expenses to average net assets      1.60%(d)     1.41%    1.29%     1.31%      1.23%      1.27%
Ratio of net investment income to average net
 assets..........................................      0.80%(d)     0.56%    0.92%     0.31%      0.49%      0.56%
Portfolio turnover rate..........................        32%          85%     140%       76%        69%        53%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.61%(d)     1.42%    1.29%     1.31%      1.23%      1.27%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class A Shares commenced operations on January 10, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Small-Cap Value Fund(a)
                                                  ------------------------------------------------------------------
                                                  Period Ended     Year     Year       Year       Year         Year
                                                  12/31/02(c)     Ended     Ended     Ended      Ended        Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c)   6/30/98(c)
                                                    Class B      Class B   Class B   Class B    Class B      Class B
                                                  ------------  ---------- -------  ---------- ----------   ----------
Net asset value, beginning of period.............   $ 16.68      $ 16.24   $ 12.06    $13.03     $14.19       $12.03
                                                    -------      -------   -------    ------     ------       ------
Income/(Loss) from investment operations:
Net investment income/(loss).....................      0.00(d)     (0.03)     0.12     (0.05)     (0.03)       (0.03)
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.77)        1.42      4.07     (0.91)     (0.84)        2.83
                                                    -------      -------   -------    ------     ------       ------
Total from investment operations.................     (2.77)        1.39      4.19     (0.96)     (0.87)        2.80
                                                    -------      -------   -------    ------     ------       ------
Less distributions:
Dividends from net investment income.............        --        (0.01)    (0.01)       --      (0.00)(d)       --
Distributions in excess of net investment income.        --           --        --     (0.01)     (0.02)          --
Distributions from net realized capital gains....     (0.12)       (0.94)       --        --      (0.27)       (0.64)
                                                    -------      -------   -------    ------     ------       ------
Total distributions..............................     (0.12)       (0.95)    (0.01)    (0.01)     (0.29)       (0.64)
                                                    -------      -------   -------    ------     ------       ------
Net asset value, end of period...................   $ 13.79      $ 16.68   $ 16.24    $12.06     $13.03       $14.19
                                                    =======      =======   =======    ======     ======       ======
Total return(b)..................................    (16.61)%       9.75%    34.80%    (7.38)%    (5.85)%      23.58%
                                                    =======      =======   =======    ======     ======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $24,311      $35,505   $15,063    $2,741     $3,287       $3,237
Ratio of operating expenses to average net assets      2.35%(e)     2.16%     2.04%     2.06%      1.98%        2.02%
Ratio of net investment income to average net
 assets..........................................      0.05%(e)    (0.19)%    0.17%    (0.44)%    (0.27)%      (0.19)%
Portfolio turnover rate..........................        32%          85%      140%       76%        69%          53%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.36%(e)     2.17%     2.04%     2.06%      1.98%        2.02%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class B Shares commenced operations on February 11, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                           Small-Cap Value Fund(a)
                                                     -----------------------------------------------------------------
                                                     Period Ended     Year     Year      Year       Year         Year
                                                     12/31/02(c)     Ended     Ended    Ended      Ended        Ended
                                                     (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c)   6/30/98(c)
                                                       Class C      Class C   Class C  Class C    Class C      Class C
                                                     ------------  ---------- ------- ---------- ----------   ----------
Net asset value, beginning of period................   $ 16.63      $ 16.19   $12.02    $13.00     $14.18       $12.02
                                                       -------      -------   ------    ------     ------       ------
Income/(Loss) from investment operations:
Net investment income/(loss)........................      0.00(d)     (0.03)    0.13     (0.05)     (0.03)       (0.03)
Net realized and unrealized gain/(loss) on
 investments........................................     (2.76)        1.42     4.05     (0.92)     (0.86)        2.83
                                                       -------      -------   ------    ------     ------       ------
Total from investment operations....................     (2.76)        1.39     4.18     (0.97)     (0.89)        2.80
                                                       -------      -------   ------    ------     ------       ------
Less distributions:
Dividends from net investment income................        --        (0.01)   (0.01)       --      (0.00)(d)       --
Distributions in excess of net investment income....        --           --       --     (0.01)     (0.02)          --
Distributions from net realized capital gains.......     (0.12)       (0.94)      --        --      (0.27)       (0.64)
                                                       -------      -------   ------    ------     ------       ------
Total distributions.................................     (0.12)       (0.95)   (0.01)    (0.01)     (0.29)       (0.64)
                                                       -------      -------   ------    ------     ------       ------
Net asset value, end of period......................   $ 13.75      $ 16.63   $16.19    $12.02     $13.00       $14.18
                                                       =======      =======   ======    ======     ======       ======
Total return(b).....................................    (16.60)%       9.78%   34.83%    (7.47)%    (6.00)%      23.60%
                                                       =======      =======   ======    ======     ======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $ 8,760      $11,289   $4,772    $1,275     $1,845       $1,932
Ratio of operating expenses to average net assets...      2.35%(e)     2.16%    2.04%     2.06%      1.98%        2.02%
Ratio of net investment income/(loss) to average net
 assets.............................................      0.05%(e)    (0.19)%   0.17%    (0.44)%    (0.27)%      (0.19)%
Portfolio turnover rate.............................        32%          85%     140%       76%        69%          53%
Ratio of operating expenses to average net assets
 without expense waivers............................      2.36%(e)     2.17%    2.04%     2.06%      1.98%        2.02%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class C Shares commenced operations on January 13, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                                  Small-Cap Value Fund(a)
                                                             -----------------------------------------------------------------
                                                             Period Ended     Year     Year       Year       Year       Year
                                                             12/31/02(c)     Ended     Ended     Ended      Ended      Ended
                                                             (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                               Class Y      Class Y   Class Y   Class Y    Class Y    Class Y
                                                             ------------  ---------- -------  ---------- ---------- ----------
Net asset value, beginning of period........................   $ 16.98      $ 16.44   $ 12.20   $ 13.13    $ 14.25    $ 12.04
                                                               -------      -------   -------   -------    -------    -------
Income/(Loss) from investment operations:
Net investment income.......................................      0.07         0.13      0.16      0.07       0.09       0.11
Net realized and unrealized gain/(loss) on investments......     (2.81)        1.42      4.23     (0.92)     (0.85)      2.84
                                                               -------      -------   -------   -------    -------    -------
Total from investment operations............................     (2.74)        1.55      4.39     (0.85)     (0.76)      2.95
                                                               -------      -------   -------   -------    -------    -------
Less distributions:
Dividends from net investment income........................        --        (0.07)    (0.15)    (0.08)     (0.09)     (0.10)
Distributions from net realized capital gains...............     (0.12)       (0.94)       --        --      (0.27)     (0.64)
                                                               -------      -------   -------   -------    -------    -------
Total distributions.........................................     (0.12)       (1.01)    (0.15)    (0.08)     (0.36)     (0.74)
                                                               -------      -------   -------   -------    -------    -------
Net asset value, end of period..............................   $ 14.12      $ 16.98   $ 16.44   $ 12.20    $ 13.13    $ 14.25
                                                               =======      =======   =======   =======    =======    =======
Total return(b).............................................    (16.13)%      10.84%    36.11%    (6.45)%    (5.01)%    24.84%
                                                               =======      =======   =======   =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................   $34,985      $45,122   $44,955   $31,920    $59,432    $71,251
Ratio of operating expenses to average net assets...........      1.35%(d)     1.16%     1.04%     1.06%      0.98%      1.02%
Ratio of net investment income to average net assets........      1.05%(d)     0.81%     1.17%     0.56%      0.72%      0.81%
Portfolio turnover rate.....................................        32%          85%      140%       76%        69%        53%
Ratio of operating expenses to average net assets without
 expense waivers............................................      1.36%(d)     1.17%     1.04%     1.06%      0.98%      1.02%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

17.The first paragraph in the SHAREHOLDER GUIDE, which begins on page S-1 of the Prospectus, is hereby deleted and replaced with the following:

   CLASS A, B, C, II, R & Y SHARES

   The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II, R and Y Shares Prospectuses dated October 31, 2002, as amended, for each of the Munder Funds.

18.The section entitled PURCHASE INFORMATION--WHO MAY PURCHASE SHARES, which begins on page S-1 of the Shareholder Guide, is hereby supplemented with the following:

   Investors may purchase Class R shares only through participation in a program where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

  . 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

  . Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

   Ineligible investors who select Class R shares will be issued Class A shares.

19.The section entitled PURCHASE INFORMATION - POLICIES FOR PURCHASING SHARES, which begins on page S-3 of the Shareholder Guide, is hereby supplemented with the following:

   INVESTMENT MINIMUMS
   [Class R Shares]

   There is no minimum initial or subsequent investment for Class R shares.

20.Under the section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING
   SHARES--Accounts Below Minimums, which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that section:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

21.The following information is hereby added at the end of the current text under the section entitled REDEMPTION INFORMATION--POLICIES FOR REDEEMING SHARES--Short-Term Trading Fee, which begins on page S-7 of the Shareholder
   Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

22.The second paragraph of the section entitled REDEMPTION
   INFORMATION--POLICIES FOR REDEEMING SHARES--Medallion Signature Guarantee, which begins on page S-7 of the Shareholder Guide, is hereby deleted and replaced with the following:

   We reserve the right to require a medallion signature for other types of redemption requests, including Class R or Class Y shares redemptions.

23.Under the section entitled ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND
   REDEMPTIONS, which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

24.The first paragraph under the section entitled ADDITIONAL INFORMATION on the back cover of the Prospectus is hereby deleted and replaced with the following:

   Information relating to purchases and sales of Class A, Class B, Class C, Class R and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

25.The SEC File Number applicable to the Fund is 811-21294.

   A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder Small-Cap Value Fund
-------------------------------------------------------------------

CLASS A, B, C & Y SHARES




                                  PROSPECTUS

                               October 31, 2002

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDERFUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                                FAMILY OF FUNDS
                                             (offered in separate prospectuses)

                                                               LARGE-CAP EQUITY

                                                               Large-Cap Growth
                                                            Multi-Season Growth
                                                                      Index 500
                                                                Large-Cap Value

                                                       MID- TO MICRO-CAP EQUITY

                                                                  MidCap Select
                                                           Small Company Growth
                                                                Small-Cap Value
                                                               Micro-Cap Equity

                                                            NICHE/SECTOR EQUITY

                                                                         NetNet
                                                              Future Technology
                                                                     Healthcare
                                                                   Bio(Tech)/2/
                                                                     Power Plus
                                                  Real Estate Equity Investment

                                                                         HYBRID

                                                                       Balanced
                                                                  Fund of Funds

                                                                  INTERNATIONAL

                                                           International Growth
                                                           International Equity
                                                             International Bond
                                                               Emerging Markets

                                                                 TAXABLE INCOME

                                                                           Bond
                                                              Intermediate Bond
                                                         U.S. Government Income

                                                                TAX-FREE INCOME

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                               Tax-Free Short-Intermediate Bond

                                                                   MONEY MARKET

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                     U.S. Treasury Money Market

       TABLE OF CONTENTS


      MUNDER SMALL-CAP VALUE FUND
             Goal and Principal Investment Strategies                1
             Principal Risks                                         2
             Performance                                             4
             Fees and Expenses                                       6
             Glossary                                                7

      MORE ABOUT THE FUND
             Further Information Regarding the Fund's Principal
               Investment Strategies and Risks                       8
             Other Investment Strategies and Risks                   9

      YOUR INVESTMENT
             Purchasing Shares                                       11
             Exchanging Shares                                       11
             Redeeming Shares                                        11
             Share Class Selection                                   11

      APPLICABLE SALES CHARGES
             Front-End Sales Charge - Class A Shares                 12
             CDSCs                                                   13

      DISTRIBUTION AND SERVICE FEES
             12b-1 Fees                                              14
             Other Information                                       14

      VALUING FUND SHARES                                            14

      DISTRIBUTIONS                                                  15

      FEDERAL TAX CONSIDERATIONS
             Taxes on Distributions                                  16
             Taxes on Sales or Exchanges                             16
             Other Considerations                                    17

      MANAGEMENT OF THE FUND
             Investment Advisor                                      17
             Portfolio Managers                                      17

      FINANCIAL HIGHLIGHTS                                           18

      SHAREHOLDER GUIDE
             How To Reach The Funds                                  S-1
             Purchase Information                                    S-1
             Redemption Information                                  S-5
             Exchange Information                                    S-8
             Additional Policies for Purchases,
               Exchanges and Redemptions                             S-10
             Shareholder Privileges                                  S-11

Munder Small-Cap Value Fund

CLASS A, B, C & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
             -----------------------------------------
Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders.

Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index. Based on the most recent data available at printing, such capitalizations are $1.3 billion and below, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value.
A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 - a stable or improving earnings record;
 - sound finances;
 - above-average growth prospects;
 - participation in a fast growing industry;

 - strategic niche position in a specialized market; and
 - adequate capitalization.

The Fund may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies.

The Fund may engage in short-term trading of portfolio securites.

PRINCIPAL RISKS
------------------------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Value Investing Risk
  Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

- Small Company Stock Risk
  The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

- Derivatives Risk
  The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

- Short-Term Trading Risk
  Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund's performance.

PERFORMANCE
------------------------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B and Class C shares, net of applicable sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Small-Cap Value Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]
1997   44.49
1998   (6.46)
1999   (4.92)
2000   16.07
2001   24.30

                  YTD through 9/30/02       (13.42%)

                  Best Quarter               Q3 1997  22.59%
                  Worst Quarter              Q3 1998 (19.92%)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                                                Since
                                                                               1 Year 5 Years Inception
                                                                                 %       %     %/(1)/
CLASS Y
  Return Before Taxes                                                          24.30   13.14    13.28
  Return After Taxes on Distributions                                          20.89   11.69    11.83
  Return After Taxes on Distributions and Sale of Fund Shares                  14.81   10.13    10.25
  Russell 2000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                      14.02   11.20    11.21
CLASS A
  Return Before Taxes                                                          17.21    N/A     11.40
  Russell 2000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                      14.02    N/A     11.21
CLASS B
  Return Before Taxes                                                          18.11    N/A     10.63
  Russell 2000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                      14.02    N/A     11.06
CLASS C
  Return Before Taxes                                                          22.11    N/A     11.82
  Russell 2000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                      14.02    N/A     11.21

--------------------------------------------------------------------------------

(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/26/96, 1/10/97, 2/11/97 and 1/13/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are from 1/1/97, 1/1/97, 2/1/97 and 1/1/97, respectively.
(2)The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares; after-tax returns for the Class A, Class B and Class C shares will vary.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                     Class A  Class B  Class C  Class Y
SHAREHOLDER FEES                                     Shares   Shares   Shares   Shares
paid directly from your investment                   -------  -------  -------  -------
Maximum Sales Charge (load) imposed on purchases
 (as a % of offering price)                           5.5%(a)   None     None    None
Maximum Deferred Sales Charge (load) (as a % of
 the lesser of original purchase price or redemption
 proceeds)                                            None(b)   5%(c)    1%(d)   None
Maximum Sales Charge (load) Imposed on Reinvested
 Dividends                                             None     None     None    None
Redemption Fees                                        2%(e)    2%(e)    2%(e)   None
Exchange Fees                                          None     None     None    None

                                                     Class A  Class B  Class C  Class Y
ANNUAL FUND OPERATING EXPENSES                       Shares   Shares   Shares   Shares
paid from Fund assets (as a % of net assets)         -------  -------  -------  -------
Management Fees                                        0.75%    0.75%    0.75%   0.75%
Distribution and/or Service (12b-1) Fees               0.25%    1.00%    1.00%   0.00%
Other Expenses(1)                                      0.42%    0.42%    0.42%   0.42%
                                                      ----     ----     ----    -------
Total Annual Fund Operating Expenses                   1.42%    2.17%    2.17%   1.17%
Less Contractual Fee Waivers(1)                       (0.01)%  (0.01)%  (0.01)% (0.01)%
                                                      ----     ----     ----    -------
Net Expenses(1)                                        1.41%    2.16%    2.16%   1.16%
                                                      ====     ====     ====    =======

--------------------------------------------------------------------------------

(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC will apply upon redemption.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)A short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of Class A, Class B or Class C shares of the Fund.
(1)Effective March 1, 2002, the transfer agent contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund in an amount equal to the servicing fees its collects from Fund shareholders with accounts that have balances below the specified minimum. As a result of this arrangement, during the fiscal year ended June 30, 2002, the servicing fees collected by the transfer agent effectively reduced Other Expenses and Total Annual Fund Operating Expenses by 0.01%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  Class A  Class B  Class B    Class C Class C  Class Y
                  Shares   Shares*  Shares**   Shares* Shares** Shares
                  ------- -------   --------   ------- -------- -------
         1 Year   $  687  $  720     $  220    $  320   $  220  $  119
         3 Years  $  975  $  979     $  679    $  679   $  679  $  372
         5 Years  $1,284  $1,364     $1,164    $1,164   $1,164  $  644
         10 Years $2,158  $2,310***  $2,310*** $2,503   $2,503  $1,420

--------------------------------------------------------------------------------

  *Assumes you sold your shares at the end of the time period.
 **Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of the original purchase.

                                                                       GLOSSARY
             -----------------------------------------


The Glossary explains certain terms used throughout this prospectus.


Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations. American Depositary Receipts (ADRs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

MORE ABOUT THE FUND
------------------------------------------------------

This section provides additional information about some of the Fund's principal investment strategies and principal investment risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.


FURTHER INFORMATION
REGARDING THE FUND'S
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
----------------------------------------------------------------


DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

- Investment Strategy
  The Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.


                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------


BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

- Investment Strategy
  The Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral). This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

- Special Risks
  The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

                                                                YOUR INVESTMENT
             -----------------------------------------


PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after we receive your purchase order in proper form, plus any applicable sales charge.

You may purchase Class B, Class C or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors.

Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements and available sales charge waivers and reductions, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. Class C shares may also be exchanged for Class II shares of another Munder Fund.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C and Class Y shares through/by this prospectus. Class Y shares are only available to limited types of investors.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

- Front-end sales charge. There are several ways to reduce these sales charges.

- Lower annual expenses than Class B and Class C shares.

Class B Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within six years of purchase. The CDSC may be waived on certain redemptions.

- Higher annual expenses than Class A shares.

- Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

- Cannot be used for investments of over $250,000.

Class C Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within one year of purchase.

- Higher annual expenses than Class A shares.

- Shares do not convert to another class.

Class Y Shares
(Eligible Investors Only)

- No front-end sales charge. All your money goes to work for you right away.

- Lower annual expenses than all other share classes.

The Fund also issues another class of shares, which has different sales charges, expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

                                                       APPLICABLE SALES CHARGES
             -----------------------------------------

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at NAV, plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                          Sales Charge as      Dealer
                                          a Percentage of    Reallowance
                                         ------------------     as a
                                                      Net    Percentage
                                            Your     Asset     of the
                                         Investment  Value   Offer Price
                                             %         %          %
       Less than $25,000                   5.50      5.82       5.00
       $25,000 but less than $50,000       5.25      5.54       4.75
       $50,000 but less than $100,000      4.50      4.71       4.00
       $100,000 but less than $250,000     3.50      3.63       3.25
       $250,000 but less than $500,000     2.50      2.56       2.25
       $500,000 but less than $1,000,000   1.50      1.52       1.25
       $1,000,000 or more                  None*    None/*/ (see below)**

  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
 **The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

You may be eligible for a waiver of all or part of the front-end sales charge on Class A shares. Please see the Shareholder Guide.

CDSCs

You pay a CDSC when you redeem:

 - Class A shares purchased within one year of redemption as part of an investment of $1 million or more;
 - Class B shares within six years of buying them; or
 - Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Small-Cap Value Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

                          Years Since Purchased  CDSC
                          First                  5.00%
                          Second                 4.00%
                          Third                  3.00%
                          Fourth                 3.00%
                          Fifth                  2.00%
                          Sixth                  1.00%
                          Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares and Class C shares, the Fund's distributor pays sales commissions of 4.00% and 1.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class C shares.

The CDSC on Class B or Class C shares may be waived under certain circumstances. Please see the Shareholder Guide.

DISTRIBUTION AND SERVICE FEES
----------------------------------------------------------

12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

VALUING FUND SHARES
------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

  (1)taking the current value of the Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of

Directors of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Directors of the Fund at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of the Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Directors. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund's NAV appropriately reflects securities' values at the time of pricing.

                                                                  DISTRIBUTIONS
             -----------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
------------------------------------------------------

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).

Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.
                                                         MANAGEMENT OF THE FUND
             -----------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2002, MCM had approximately $31.3 billion in assets under management, of which $15.0 billion were invested in equity securities, $8.6 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2002, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

FINANCIAL HIGHLIGHTS
------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance of the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789 or visit the website at www.munder.com.

SMALL-CAP VALUE(a)                               Year     Year      Year       Year       Year
(CLASS A)                                       Ended     Ended    Ended      Ended      Ended
                                              6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                               Class A   Class A  Class A    Class A    Class A
                                              ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period           $ 16.43   $12.19    $13.10     $14.24     $12.04
                                               -------   ------    ------     ------     ------
Income/(Loss) from investment operations:
Net investment income                             0.09     0.14      0.04       0.06       0.08
Net realized and unrealized gain/(loss) on
 investments                                      1.42     4.22     (0.89)     (0.86)      2.82
                                               -------   ------    ------     ------     ------
Total from investment operations                  1.51     4.36     (0.85)     (0.80)      2.90
                                               -------   ------    ------     ------     ------
Less distributions:
Dividends from net investment income             (0.05)   (0.12)    (0.05)     (0.05)     (0.06)
Distributions in excess of net investment
 income                                             --       --     (0.01)     (0.02)        --
Distributions from net realized capital gains    (0.94)      --        --      (0.27)     (0.64)
                                               -------   ------    ------     ------     ------
Total distributions                              (0.99)   (0.12)    (0.06)     (0.34)     (0.70)
                                               -------   ------    ------     ------     ------
Net asset value, end of period                 $ 16.95   $16.43    $12.19     $13.10     $14.24
                                               =======   ======    ======     ======     ======
Total return (b)                                 10.50%   35.89%    (6.57)%    (5.19)%    24.36%
                                               =======   ======    ======     ======     ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $15,143   $7,872    $3,469     $6,015     $6,474
Ratio of operating expenses to average net
 assets                                           1.41%    1.29%     1.31%      1.23%      1.27%
Ratio of net investment income to average
 net assets                                       0.56%    0.92%     0.31%      0.49%      0.56%
Portfolio turnover rate                             85%     140%       76%        69%        53%
Ratio of operating expenses to average net
 assets without expense waivers                   1.42%    1.29%     1.31%      1.23%      1.27%

--------------------------------------------------------------------------------

(a)The Munder Small-Cap Value Fund Class A Shares commenced operations on January 10, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

SMALL-CAP VALUE FUND(a)                          Year     Year       Year       Year         Year
(CLASS B)                                       Ended     Ended     Ended      Ended        Ended
                                              6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c)   6/30/98(c)
                                               Class B   Class B   Class B    Class B      Class B
                                              ---------- -------  ---------- ----------   ----------
Net asset value, beginning of period           $ 16.24   $ 12.06    $13.03     $14.19       $12.03
                                               -------   -------    ------     ------       ------
Income/(loss) from investment operations:
Net investment income/(loss)                     (0.03)     0.12     (0.05)     (0.03)       (0.03)
Net realized and unrealized gain/(loss) on
 investments                                      1.42      4.07     (0.91)     (0.84)        2.83
                                               -------   -------    ------     ------       ------
Total from investment operations                  1.39      4.19     (0.96)     (0.87)        2.80
                                               -------   -------    ------     ------       ------
Less distributions:
Dividends from net investment income             (0.01)    (0.01)       --      (0.00)(d)       --
Distributions in excess of net investment
 income                                             --        --     (0.01)     (0.02)          --
Distributions from net realized capital gains    (0.94)       --        --      (0.27)       (0.64)
                                               -------   -------    ------     ------       ------
Total distributions                              (0.95)    (0.01)    (0.01)     (0.29)       (0.64)
                                               -------   -------    ------     ------       ------
Net asset value, end of period                 $ 16.68   $ 16.24    $12.06     $13.03       $14.19
                                               =======   =======    ======     ======       ======
Total return (b)                                  9.75%    34.80%    (7.38)%    (5.85)%      23.58%
                                               =======   =======    ======     ======       ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $35,505   $15,063    $2,741     $3,287       $3,237
Ratio of operating expenses to average net
 assets                                           2.16%     2.04%     2.06%      1.98%        2.02%
Ratio of net investment income/(loss) to
 average net assets                              (0.19)%    0.17%    (0.44)%    (0.27)%      (0.19)%
Portfolio turnover rate                             85%      140%       76%        69%          53%
Ratio of operating expenses to average net
 assets without expense waivers                   2.17%     2.04%     2.06%      1.98%        2.02%

--------------------------------------------------------------------------------

(a)The Munder Small-Cap Value Fund Class B Shares commenced operations on February 11, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

SMALL-CAP VALUE FUND(a)                          Year     Year      Year       Year         Year
(CLASS C)                                       Ended     Ended    Ended      Ended        Ended
                                              6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c)   6/30/98(c)
                                               Class C   Class C  Class C    Class C      Class C
                                              ---------- ------- ---------- ----------   ----------
Net asset value, beginning of period           $ 16.19   $12.02    $13.00     $14.18       $12.02
                                               -------   ------    ------     ------       ------
Income/(Loss) from investment operations:
Net investment income/(loss)                     (0.03)    0.13     (0.05)     (0.03)       (0.03)
Net realized and unrealized gain/(loss) on
 investments                                      1.42     4.05     (0.92)     (0.86)        2.83
                                               -------   ------    ------     ------       ------
Total from investment operations                  1.39     4.18     (0.97)     (0.89)        2.80
                                               -------   ------    ------     ------       ------
Less distributions:
Dividends from net investment income             (0.01)   (0.01)       --      (0.00)(d)       --
Distributions in excess of net investment
 income                                             --       --     (0.01)     (0.02)          --
Distributions from net realized capital gains    (0.94)      --        --      (0.27)       (0.64)
                                               -------   ------    ------     ------       ------
Total distributions                              (0.95)   (0.01)    (0.01)     (0.29)       (0.64)
                                               -------   ------    ------     ------       ------
Net asset value, end of period                 $ 16.63   $16.19    $12.02     $13.00       $14.18
                                               =======   ======    ======     ======       ======
Total return (b)                                  9.78%   34.83%    (7.47)%    (6.00)%      23.60%
                                               =======   ======    ======     ======       ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $11,289   $4,772    $1,275     $1,845       $1,932
Ratio of operating expenses to average net
 assets                                           2.16%    2.04%     2.06%      1.98%        2.02%
Ratio of net investment income/(loss) to
 average net assets                              (0.19)%   0.17%    (0.44)%    (0.27)%      (0.19)%
Portfolio turnover rate                             85%     140%       76%        69%          53%
Ratio of operating expenses to average net
 assets without expense waivers                   2.17%    2.04%     2.06%      1.98%        2.02%

--------------------------------------------------------------------------------

(a)The Munder Small-Cap Value Fund Class C Shares commenced operations on January 13, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

SMALL-CAP VALUE FUND(a)                          Year     Year       Year       Year       Year
(CLASS Y)                                       Ended     Ended     Ended      Ended      Ended
                                              6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                               Class Y   Class Y   Class Y    Class Y    Class Y
                                              ---------- -------  ---------- ---------- ----------
Net asset value, beginning of period           $ 16.44   $ 12.20   $ 13.13    $ 14.25    $ 12.04
                                               -------   -------   -------    -------    -------
Income/(Loss) from investment operations:
Net investment income                             0.13      0.16      0.07       0.09       0.11
Net realized and unrealized gain/(loss) on
 investments                                      1.42      4.23     (0.92)     (0.85)      2.84
                                               -------   -------   -------    -------    -------
Total from investment operations                  1.55      4.39     (0.85)     (0.76)      2.95
                                               -------   -------   -------    -------    -------
Less distributions:
Dividends from net investment income             (0.07)    (0.15)    (0.08)     (0.09)     (0.10)
Distributions from net realized capital gains    (0.94)       --        --      (0.27)     (0.64)
                                               -------   -------   -------    -------    -------
Total distributions                              (1.01)    (0.15)    (0.08)     (0.36)     (0.74)
                                               -------   -------   -------    -------    -------
Net asset value, end of period                 $ 16.98   $ 16.44   $ 12.20    $ 13.13    $ 14.25
                                               =======   =======   =======    =======    =======
Total return (b)                                 10.84%    36.11%    (6.45)%    (5.01)%    24.84%
                                               =======   =======   =======    =======    =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $45,122   $44,955   $31,920    $59,432    $71,251
Ratio of operating expenses to average net
 assets                                           1.16%     1.04%     1.06%      0.98%      1.02%
Ratio of net investment income to average
 net assets                                       0.81%     1.17%     0.56%      0.72%      0.81%
Portfolio turnover rate                             85%      140%       76%        69%        53%
Ratio of operating expenses to average
 net assets without expense waivers               1.17%     1.04%     1.06%      0.98%      1.02%

--------------------------------------------------------------------------------

(a)The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------

CLASS A, B, C, II & Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II & Y Shares Prospectuses dated October 31, 2002 for each of the Munder Funds.

                                                         HOW TO REACH THE FUNDS
             -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
             -----------------------------------------


WHO MAY PURCHASE SHARES

All investors are eligible to purchase Class A, Class B, Class C or Class II shares.

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - directors, trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

Ineligible investors who select Class Y shares will be issued Class A shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase will automatically be invested in Class A shares.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)
Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Investment Minimums
(Class A, B, C & II Shares)
The minimum initial investment for Class A, Class B, Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minor Act
(UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

We reserve the right to waive any investment minimum.

If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

Investment Minimums (Class Y Shares)
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $100,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum.

Accounts Below Minimums
If your investment in Class A, Class B, Class C or Class II shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee.

We reserve the right, upon 30 days' advance written notice, to redeem your

Class A, Class B, Class C or Class II shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the Funds' investment advisor;

2. full-time employees and retired employees of the Funds' investment advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Funds' distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans and employer sponsored retirement plans;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Funds' investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

Letter of Intent
If you intend to purchase at least $25,000 of Class A shares of the Funds, you can qualify for a reduced sales charge by completing a Letter of Intent. To do this, complete the Letter of Intent section of your Account Application or contact your broker or financial advisor. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation
You may add the market value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21 when calculating the sales charge. You must notify your broker, your financial advisor or the Funds to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

                                                         REDEMPTION INFORMATION
             -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B, Class C or Class II shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. To participate in a SWP you must have your dividends automatically reinvested. You may change or cancel a SWP at any time upon notice to the Funds. You should not buy Class A shares (and pay a sales charge) while you participate in a SWP and you must pay any applicable CDSC when you redeem shares.

By Writing a Check
Free checkwriting is available to Class A and Class Y shareholders of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). You may give other instructions by calling (800) 438-5789.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee
If you redeem Class A, Class B, Class C or Class II shares of certain Funds (see the "Fees & Expenses" section of the Prospectus) within 60 days of purchase, you will incur a 2% short-term trading fee (in addition to any other applicable CDSC) upon redemption based on net assets at the time of redemption.The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Medallion Signature Guarantee
For your protection, a medallion signature guarantee is required for the following Class A, Class B, Class C and Class II redemption requests:

 - redemption proceeds greater than $50,000;
 - redemption proceeds not being made payable to the record owner of the account;
 - redemption proceeds not being mailed to the address of record on the account;
 - redemption proceeds being mailed to address of record that has changed within the last 30 days;
 - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;
 - change in ownership or registration of the account; or
 - changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held by a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

CDSC WAIVERS

We will waive the CDSC payable upon redemptions of Class B, Class C or Class II shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a shareholder or registered joint owner;
 - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
 - (Class B shares only) redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

Other waivers of the CDSC on Class B, Class C or Class II shares may apply. Please see the Funds' Statement of Additional Information or call (800) 438-5789 for more details.


EXCHANGE INFORMATION
------------------------------------------------------

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

By Internet
If you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

- You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

- You may exchange Class C or Class II shares of a Fund for Class C or Class II sharesof other Munder Funds based on their relative NAVs.

- Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

- Class A, Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

- You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

- If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

- A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

- Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial advisor or other financial institution or by calling the Munder Funds at (800) 438-5789.

- The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in our view, is likely to engage in excessive trading, or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

- Brokers, financial advisors or other financial institutions may charge you a fee for handling exchanges.

- We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.



ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES
AND REDEMPTIONS
------------------------------------------------------

- We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

- At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but generally not more than seven business days) after we receive your request in proper form. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



                                                         SHAREHOLDER PRIVILEGES
             -----------------------------------------


Reinstatement Privilege
For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify us in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                                         ADDITIONAL INFORMATION
             -----------------------------------------

Information relating to purchases and sales of Class A, Class B, Class C and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-7346

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROSCV1002

                THIS AMENDMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                      MUNDER U.S. GOVERNMENT INCOME FUND
                           CLASS A, B, C & Y SHARES

                        Amendment Dated August 25, 2003
                   to the Prospectus Dated October 31, 2002

                        ADDITION OF NEW CLASS OF SHARES

Effective as of the close of business on June 13, 2003, the U.S. Government Income Fund was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on June 12, 2003.

On August 12, 2003, the Board of Trustees of Munder Series Trust, on behalf of the Munder U.S. Government Income Fund (the "Fund"), approved the creation of a new class of shares, known as Class R Shares.

The Prospectus for Class A, B, C & Y shares of the U.S. Government Income Fund is hereby amended as follows:

1. Unless the Prospectus expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. References on the front cover and page 1 of the Prospectus to Class A, B, C & Y Shares are revised to read Class A, B, C, R & Y Shares.

3. In the section entitled PERFORMANCE on page 3 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

   The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B, Class C and Class R shares, net of applicable sales charges, would have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

4. Under the section entitled PERFORMANCE, which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder U.S. Government Income Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1995    17.49
1996     3.13
1997     8.99
1998     7.50
1999    (0.88)
2000    11.64
2001     7.77
2002    10.10

Year-to-date through 6/30/03:  2.42%

Best Quarter:   5.97 % (quarter ended 6/30/95)
Worst Quarter: (2.08)% (quarter ended 3/31/96)

SUPUSGVT803

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                      Since
                                                     1 Year 5 Years Inception
                                                       %       %     %/(1)/
  CLASS Y
    Return Before Taxes                              10.10   7.14     7.61
    Return After Taxes on Distributions               7.73   4.64     4.92
    Return After Taxes on Distributions and Sale of
     Fund Shares                                      6.14   4.45     4.75
    Lehman Gov't Bond Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         11.50   7.77     8.19
  CLASS A
    Return Before Taxes                               5.35   5.98     6.84
    Lehman Gov't Bond Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         11.50   7.77     8.04
  CLASS B
    Return Before Taxes                               3.90   5.75     6.13
    Lehman Gov't Bond Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         11.50   7.77     7.75
  CLASS C
    Return Before Taxes                               7.91   6.05     6.35
    Lehman Gov't Bond Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         11.50   7.77     8.25

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 7/5/94, 7/28/94, 9/6/95 and 8/12/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 7/1/94, 8/1/94, 9/1/95 and 8/1/96, respectively. No performance information is provided for Class R shares as that class had not yet commenced operations as of the date of this Prospectus.
(2)The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporation and corporate debt guaranteed by the U.S. Government.

5. Following the table entitled AVERAGE ANNUAL RETURNS on page 4 of the Prospectus, the last sentence of the last paragraph is hereby deleted and replaced with the following:

   After-tax returns are shown only for the Class Y shares. The after-tax returns for Class A, Class B, Class C and Class R shares will vary from those shown.

6. The following language is a part of, and incorporated into, the section entitled FEES & EXPENSES on page 5 of the Prospectus:

                                                                                             Class R
SHAREHOLDER FEES                                                                             Shares
paid directly from your investment                                                           -------
Maximum Sales Charge (load) imposed on Purchases (as a % of offering price).................  None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the original purchase price or redemption proceeds)......................................................................  None
Maximum Sales Charge (load) imposed on Reinvested Dividends.................................  None
Redemption Fees.............................................................................  None
Exchange Fees...............................................................................  None

                                                           Class R
             ANNUAL FUND OPERATING EXPENSES                Shares
             paid from Fund assets (as a % of net assets)  -------
             Management Fees..............................  0.50%
             Distribution and/or Service (12b-1) Fees/(1)/  1.00%
             Other Expenses/(2)/..........................  0.19%
                                                            -----
             Total Annual Fund Operating Expenses/(2)/....  1.69%
                                                            =====

   -----------------------------------------------------------------------------
   (1)The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to pay up to 1.00% of the average daily net assets of the Fund for distribution and other fees in connection with the sale of its Class R shares. However, under the Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
   (2)Other Expenses and Total Annual Fund Operating Expenses are estimated based on actual expenses for all other share classes of the Fund during the fiscal year ended June 30, 2002.

   EXAMPLE

                                        Class R
                                        Shares
                                        -------
                                1 Year.  $172
                                3 Years  $533

7. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--BORROWING, which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

8. Under the section entitled OTHER INVESTMENT STRATEGIES AND RISKS--SECURITIES LENDING, which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

9. The second and third paragraphs of the section entitled YOUR
   INVESTMENT--PURCHASING SHARES on page 10 of the Prospectus are hereby deleted and replaced with the following:

   You may purchase Class B, Class C, Class R or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

   Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

10.The first paragraph of the section entitled YOUR INVESTMENT--SHARE CLASS
   SELECTION on page 11 of the Prospectus is hereby deleted and replaced with the following:

   The Fund offers Class A, Class B, Class C, Class R and Class Y shares through/by this prospectus. Class R and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding the eligibility requirements.

11.Under the section entitled YOUR INVESTMENT--SHARE CLASS SELECTION--CLASS B
   SHARES, which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

12.The section entitled YOUR INVESTMENT--SHARE CLASS SELECTION, which begins on page 11 of the Prospectus, is hereby supplemented with the following:

   CLASS R SHARES
   (Eligible Investors Only)

   --No front-end sales charge. All your money goes to work for you right away. --Lower annual expenses than Class B and Class C shares.

13.The first paragraph in the section entitled DISTRIBUTION AND SERVICE
   FEES--12B-1 FEES on page 13 of the Prospectus is hereby deleted and replaced with the following:

   The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B, Class C and Class R shares to finance activities relating to the distribution of its shares. However, under the Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

14.The FINANCIAL HIGHLIGHTS section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. As of the date of this Prospectus, the Class R shares of the Fund had not commenced operations. As a result, there are no financial highlights for the Class R shares shown below. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                        U.S. Government Income Fund(a)
                                                       ---------------------------------------------------------------
                                                       Period Ended     Year     Year      Year         Year     Year
                                                       12/31/02(c)     Ended     Ended    Ended        Ended     Ended
                                                       (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c)   6/30/99(c) 6/30/98
                                                         Class A      Class A   Class A  Class A      Class A   Class A
                                                       ------------  ---------- ------- ----------   ---------- -------
Net asset value, beginning of period..................   $ 10.53      $ 10.20   $ 9.79    $10.03       $10.38   $10.09
                                                         -------      -------   ------    ------       ------   ------
Income from investment operations:
Net investment income.................................      0.26         0.56     0.60      0.59         0.59     0.61
Net realized and unrealized gain/(loss) on investments      0.25         0.35     0.42     (0.23)       (0.37)    0.35
                                                         -------      -------   ------    ------       ------   ------
Total from investment operations......................      0.51         0.91     1.02      0.36         0.22     0.96
                                                         -------      -------   ------    ------       ------   ------
Less distributions:
Dividends from net investment income..................     (0.29)       (0.58)   (0.61)    (0.60)       (0.55)   (0.61)
Distributions from net realized gains.................        --           --       --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gains.........        --           --       --     (0.00)(d)    (0.01)      --
                                                         -------      -------   ------    ------       ------   ------
Total distributions...................................     (0.29)       (0.58)   (0.61)    (0.60)       (0.57)   (0.67)
                                                         -------      -------   ------    ------       ------   ------
Net asset value, end of period........................   $ 10.75      $ 10.53   $10.20    $ 9.79       $10.03   $10.38
                                                         =======      =======   ======    ======       ======   ======
Total return(b).......................................      4.90%        9.15%   10.52%     3.84%        2.12%    9.71%
                                                         =======      =======   ======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................   $15,115      $12,739   $8,153    $3,988       $4,516   $2,598
Ratio of operating expenses to average net assets.....      1.01%(e)     0.94%    0.97%     0.97%        0.96%    0.94%
Ratio of net investment income to average net assets..      4.82%(e)     5.37%    5.86%     6.07%        5.76%    6.00%
Portfolio turnover rate...............................        20%          19%      23%       15%          23%      85%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.01%(e)     0.94%    0.97%     0.97%        0.96%    0.94%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class A Shares commenced operations on July 28, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                        U.S. Government Income Fund(a)
                                                       ----------------------------------------------------------------
                                                       Period Ended     Year     Year       Year         Year     Year
                                                       12/31/02(c)     Ended     Ended     Ended        Ended     Ended
                                                       (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c)   6/30/99(c) 6/30/98
                                                         Class B      Class B   Class B   Class B      Class B   Class B
                                                       ------------  ---------- -------  ----------   ---------- -------
Net asset value, beginning of period..................   $ 10.55      $ 10.21   $  9.79    $10.03       $10.38   $10.09
                                                         -------      -------   -------    ------       ------   ------
Income from investment operations:
Net investment income.................................      0.22         0.48      0.52      0.52         0.52     0.50
Net realized and unrealized gain/(loss) on investments      0.24         0.36      0.43     (0.24)       (0.37)    0.38
                                                         -------      -------   -------    ------       ------   ------
Total from investment operations......................      0.46         0.84      0.95      0.28         0.15     0.88
                                                         -------      -------   -------    ------       ------   ------
Less distributions:
Dividends from net investment income..................     (0.25)       (0.50)    (0.53)    (0.52)       (0.48)   (0.53)
Distributions from net realized gains.................        --           --        --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gain..........        --           --        --     (0.00)(d)    (0.01)      --
                                                         -------      -------   -------    ------       ------   ------
Total distributions...................................     (0.25)       (0.50)    (0.53)    (0.52)       (0.50)   (0.59)
                                                         -------      -------   -------    ------       ------   ------
Net asset value, end of period........................   $ 10.76      $ 10.55   $ 10.21    $ 9.79       $10.03   $10.38
                                                         =======      =======   =======    ======       ======   ======
Total return(b).......................................      4.39%        8.43%     9.90%     2.97%        1.36%    8.89%
                                                         =======      =======   =======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................   $22,777      $14,759   $10,455    $5,270       $4,690   $  970
Ratio of operating expenses to average net assets.....      1.76%(e)     1.69%     1.72%     1.72%        1.71%    1.69%
Ratio of net investment income to average net assets..      4.07%(e)     4.62%     5.11%     5.32%        5.01%    5.25%
Portfolio turnover rate...............................        20%          19%       23%       15%          23%      85%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.76%(e)     1.69%     1.72%     1.72%        1.71%    1.69%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class B Shares commenced operations on September 6, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                        U.S. Government Income Fund(a)
                                                       ---------------------------------------------------------------
                                                       Period Ended     Year     Year      Year         Year     Year
                                                       12/31/02(c)     Ended     Ended    Ended        Ended     Ended
                                                       (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c)   6/30/99(c) 6/30/98
                                                         Class C      Class C   Class C  Class C      Class C   Class C
                                                       ------------  ---------- ------- ----------   ---------- -------
Net asset value, beginning of period..................    $10.53       $10.20   $ 9.77    $10.02       $10.37   $10.09
                                                          ------       ------   ------    ------       ------   ------
Income from investment operations:
Net investment income.................................      0.22         0.48     0.52      0.52         0.52     0.50
Net realized and unrealized gain/(loss) on investments      0.25         0.35     0.44     (0.25)       (0.37)    0.37
                                                          ------       ------   ------    ------       ------   ------
Total from investment operations......................      0.47         0.83     0.96      0.27         0.15     0.87
                                                          ------       ------   ------    ------       ------   ------
Less distributions:
Dividends from net investment income..................     (0.25)       (0.50)   (0.53)    (0.52)       (0.48)   (0.53)
Distributions from net realized gains.................        --           --       --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gains.........        --           --       --     (0.00)(d)    (0.01)      --
                                                          ------       ------   ------    ------       ------   ------
Total distributions...................................     (0.25)       (0.50)   (0.53)    (0.52)       (0.50)   (0.59)
                                                          ------       ------   ------    ------       ------   ------
Net asset value, end of period........................    $10.75       $10.53   $10.20    $ 9.77       $10.02   $10.37
                                                          ======       ======   ======    ======       ======   ======
Total return(b).......................................      4.50%        8.33%   10.02%     2.87%        1.35%    8.82%
                                                          ======       ======   ======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................    $3,949       $2,295   $2,301    $1,228       $1,187   $  101
Ratio of operating expenses to average net assets.....      1.76%(e)     1.69%    1.72%     1.72%        1.71%    1.69%
Ratio of net investment income to average net assets..      4.07%(e)     4.62%    5.11%     5.32%        5.01%    5.25%
Portfolio turnover rate...............................        20%          19%      23%       15%          23%      85%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.76%(e)     1.69%    1.72%     1.72%        1.71%    1.69%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class C Shares commenced operations on August 12, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                    U.S. Government Income Fund(a)
                                                  ------------------------------------------------------------------
                                                  Period Ended     Year      Year       Year         Year     Year
                                                  12/31/02(c)      Ended     Ended     Ended        Ended     Ended
                                                  (Unaudited)   06/30/02(c) 6/30/01  6/30/00(c)   6/30/99(c) 6/30/98
                                                    Class Y       Class Y   Class Y   Class Y      Class Y   Class Y
                                                  ------------  ----------- -------  ----------   ---------- -------
Net asset value, beginning of period.............   $ 10.54       $ 10.21   $  9.79   $ 10.03      $ 10.38   $ 10.09
                                                    -------       -------   -------   -------      -------   -------
Income from investment operations:
Net investment income............................      0.28          0.59      0.62      0.62         0.62      0.62
Net realized and unrealized gain/(loss) on
 investments.....................................      0.25          0.35      0.43     (0.24)       (0.37)     0.36
                                                    -------       -------   -------   -------      -------   -------
Total from investment operations.................      0.53          0.94      1.05      0.38         0.25      0.98
                                                    -------       -------   -------   -------      -------   -------
Less distributions:
Dividends from net investment income.............     (0.31)        (0.61)    (0.63)    (0.62)       (0.58)    (0.63)
Distributions from net realized gains............        --            --        --     (0.00)(d)    (0.01)    (0.06)
Distributions in excess of net realized gain.....        --            --        --     (0.00)(d)    (0.01)       --
                                                    -------       -------   -------   -------      -------   -------
Total distributions..............................     (0.31)        (0.61)    (0.63)    (0.62)       (0.60)    (0.69)
                                                    -------       -------   -------   -------      -------   -------
Net asset value, end of period...................   $ 10.76       $ 10.54   $ 10.21   $  9.79      $ 10.03   $ 10.38
                                                    =======       =======   =======   =======      =======   =======
Total return(b)..................................      5.03%         9.42%    11.03%     4.00%        2.37%     9.97%
                                                    =======       =======   =======   =======      =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $38,476       $39,843   $29,599   $32,453      $73,308   $70,842
Ratio of operating expenses to average net assets      0.76%(e)      0.69%     0.72%     0.72%        0.71%     0.69%
Ratio of net investment income to average net
 assets..........................................      5.07%(e)      5.62%     6.11%     6.32%        5.99%     6.25%
Portfolio turnover rate..........................        20%           19%       23%       15%          23%       85%
Ratio of operating expenses to average net assets
 without expense waivers.........................      0.76%(e)      0.69%     0.72%     0.72%        0.71%     0.69%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

15.The first paragraph in the SHAREHOLDER GUIDE, which begins on page S-1 of the Prospectus, is hereby deleted and replaced with the following:

   CLASS A, B, C, II, R & Y SHARES

   The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II, R and Y Shares Prospectuses dated October 31, 2002, as amended, for each of the Munder Funds.

16.The section entitled PURCHASE INFORMATION--WHO MAY PURCHASE SHARES, which begins on page S-1 of the Shareholder Guide, is hereby supplemented with the following:

   Investors may purchase Class R shares only through participation in a program where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

  . 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

  . Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

   Ineligible investors who select Class R shares will be issued Class A shares.

17.The section entitled PURCHASE INFORMATION - POLICIES FOR PURCHASING SHARES, which begins on page S-3 of the Shareholder Guide, is hereby supplemented with the following:

   INVESTMENT MINIMUMS
   [Class R Shares]

   There is no minimum initial or subsequent investment for Class R shares.

18.Under the section entitled PURCHASE INFORMATION--POLICIES FOR PURCHASING
   SHARES--Accounts Below Minimums, which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that section:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

19.The following information is hereby added at the end of the current text under the section entitled REDEMPTION INFORMATION--POLICIES FOR REDEEMING SHARES--Short-Term Trading Fee, which begins on page S-7 of the Shareholder
   Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

20.The second paragraph of the section entitled REDEMPTION
   INFORMATION--POLICIES FOR REDEEMING SHARES- Medallion Signature Guarantee, which begins on page S-7 of the Shareholder Guide, is hereby deleted and replaced with the following:

   We reserve the right to require a medallion signature for other types of redemption requests, including Class R or Class Y shares redemptions.

21.Under the section entitled ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND
   REDEMPTIONS, which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

22.The first paragraph under the section entitled ADDITIONAL INFORMATION on the back cover of the Prospectus is hereby deleted and replaced with the following:

   Information relating to purchases and sales of Class A, Class B, Class C, Class R and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

23.The SEC File Number applicable to the Fund is 811-21294.

   A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder U.S. Government Income Fund
-------------------------------------------------------------------

CLASS A, B, C & Y SHARES




                                  PROSPECTUS

                               October 31, 2002

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDERFUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.
                                                                FAMILY OF FUNDS
                                             (offered in separate prospectuses)

                                                               LARGE-CAP EQUITY

                                                               Large-Cap Growth
                                                            Multi-Season Growth
                                                                      Index 500
                                                                Large-Cap Value

                                                       MID- TO MICRO-CAP EQUITY

                                                                  MidCap Select
                                                           Small Company Growth
                                                                Small-Cap Value
                                                               Micro-Cap Equity

                                                            NICHE/SECTOR EQUITY

                                                                         NetNet
                                                              Future Technology
                                                                     Healthcare
                                                                   Bio(Tech)/2/
                                                                     Power Plus
                                                  Real Estate Equity Investment

                                                                         HYBRID

                                                                       Balanced
                                                                  Fund of Funds

                                                                  INTERNATIONAL

                                                           International Growth
                                                           International Equity
                                                             International Bond
                                                               Emerging Markets

                                                                 TAXABLE INCOME

                                                                           Bond
                                                              Intermediate Bond
                                                         U.S. Government Income

                                                                TAX-FREE INCOME

                                                         Michigan Tax-Free Bond
                                                                  Tax-Free Bond
                                               Tax-Free Short-Intermediate Bond

                                                                   MONEY MARKET

                                                                Cash Investment
                                                          Tax-Free Money Market
                                                     U.S. Treasury Money Market

       TABLE OF CONTENTS


      MUNDER U.S. GOVERNMENT INCOME FUND
             Goal and Principal Investment Strategies                1
             Principal Risks                                         2
             Performance                                             3
             Fees and Expenses                                       5
             Glossary                                                6

      MORE ABOUT THE FUND
             Further Information Regarding the Fund's Principal
               Investment Strategies and Risks                       7
             Other Investment Strategies and Risks                   7

      YOUR INVESTMENT
             Purchasing Shares                                       10
             Exchanging Shares                                       10
             Redeeming Shares                                        10
             Share Class Selection                                   11

      APPLICABLE SALES CHARGES
             Front-End Sales Charge - Class A Shares                 12
             CDSCs                                                   12

      DISTRIBUTION AND SERVICE FEES
             12b-1 Fees                                              13
             Other Information                                       13

      VALUING FUND SHARES                                            14

      DISTRIBUTIONS                                                  14

      FEDERAL TAX CONSIDERATIONS
             Taxes on Distributions                                  15
             Taxes on Sales or Exchanges                             15
             Other Considerations                                    16

      MANAGEMENT OF THE FUND
             Investment Advisor                                      16
             Portfolio Managers                                      16
             Performance Information                                 16

      FINANCIAL HIGHLIGHTS                                           18

      SHAREHOLDER GUIDE
             How to Reach the Funds                                  S-1
             Purchase Information                                    S-1
             Redemption Information                                  S-5
             Exchange Information                                    S-8
             Additional Policies for Purchases, Exchanges and
               Redemptions                                           S-10
             Shareholder Privileges                                  S-11

Munder U.S. Government Income Fund

CLASS A, B, C & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
             -----------------------------------------

Goal

The Fund's goal is to provide high current income.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in a broad range of U.S. Government securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

U.S. Government securities are high-quality securities, including mortgage-backed securities, issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and twenty-two years.

The Fund may also invest in other fixed income securities that are rated AAA or better, or if unrated, are of comparable quality.

PRINCIPAL RISKS
------------------------------------------------------
All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Credit or (Default) Risk
  An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

                                                                    PERFORMANCE
             -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund's Class Y shares. Performance of Class A, Class B and Class C shares, net of applicable sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder U.S. Government Income Fund CLASS Y


TOTAL RETURN (%)
per calendar year

                                    [CHART]

1995   17.49
1996    3.13
1997    8.99
1998    7.50
1999   (0.88)
2000   11.64
2001    7.77

                      YTD through 9/30/02   9.87%

                      Best Quarter        Q2 1995  5.97%
                      Worst Quarter       Q1 1996 (2.08%)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2001

                                                                                   Since
                                                                  1 Year 5 Years Inception
                                                                    %       %     %/(1)/
CLASS Y
  Return Before Taxes                                              7.77   6.92     7.28
  Return After Taxes on Distributions                              5.35   4.33     4.55
  Return After Taxes on Distributions and Sale of Fund Shares      4.69   4.24     4.46
  Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              7.24   7.40     7.76
CLASS A
  Return Before Taxes                                              3.33   5.79     6.45
  Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              7.24   7.40     7.58
CLASS B
  Return Before Taxes                                              1.67   5.56     5.70
  Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              7.24   7.40     7.17
CLASS C
  Return Before Taxes                                              5.67   5.87     5.88
  Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                              7.24   7.40     7.66

--------------------------------------------------------------------------------

(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 7/5/94, 7/28/94, 9/6/95 and 8/12/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are from 7/1/94, 8/1/94, 9/1/95 and 8/1/96, respectively.
(2)The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. Government.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares; after-tax returns for the Class A, Class B and Class C shares will vary.

                                                                FEES & EXPENSES
             -----------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                           Class A  Class B Class C Class Y
SHAREHOLDER FEES                                           Shares   Shares  Shares  Shares
paid directly from your investment                         -------  ------- ------- -------
Maximum Sales Charge (load) imposed on purchases (as a
 % of offering price)                                        4%(a)    None    None   None
Maximum Deferred Sales Charge (load) (as a % of the
 lesser of original purchase price or redemption proceeds)  None(b)   5%(c)   1%(d)  None
Maximum Sales Charge (load) Imposed on Reinvested
 Dividends                                                   None     None    None   None
Redemption Fees                                              None     None    None   None
Exchange Fees                                                None     None    None   None

                                                           Class A  Class B Class C Class Y
ANNUAL FUND OPERATING EXPENSES                             Shares   Shares  Shares  Shares
paid from Fund assets (as a % of net assets)               -------  ------- ------- -------
Management Fees                                              0.50%    0.50%   0.50%  0.50%
Distribution and/or Service (12b-1) Fees                     0.25%    1.00%   1.00%  0.00%
Other Expenses                                               0.19%    0.19%   0.19%  0.19%
                                                            ----      --      --     -----
Total Annual Fund Operating Expenses                         0.94%    1.69%   1.69%  0.69%
                                                            ====      ==      ==     =====

--------------------------------------------------------------------------------

(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC will apply upon redemption.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  Class A  Class B  Class B    Class C Class C  Class Y
                  Shares   Shares*  Shares**   Shares* Shares** Shares
                  ------- -------   --------   ------- -------- -------
         1 Year   $  492  $  672     $  172    $  272   $  172   $ 70
         3 Years  $  688  $  833     $  533    $  533   $  533   $221
         5 Years  $  899  $1,118     $  918    $  918   $  918   $384
         10 Years $1,059  $1,797***  $1,797*** $1,998   $1,998   $859

--------------------------------------------------------------------------------

  *Assumes you sold your shares at the end of the time period.
 **Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of the original purchase.

GLOSSARY
------------------------------------------------------

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and date.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S.Treasury bills, U.S.Treasury notes, U.S.Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

RATING AGENCIES

Moody's Investor Service, Inc. (Moody's)

Fitch Ratings, Inc. (Fitch)

Standard & Poor's Rating Services (S&P)

                                                            MORE ABOUT THE FUND
             -----------------------------------------

This section provides additional information about some of the Fund's principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund's principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" beginning on page 1 of this prospectus.

                                                            FURTHER INFORMATION
                                                           REGARDING THE FUND'S
                                                           PRINCIPAL INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------
U.S. GOVERNMENT SECURITIES

U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.


                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
             -----------------------------------------
BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  The Fund may borrow money in an amount up to one-third of its assets for temporary emergency purposes and will not purchase securities while its aggregate borrowings are in excess of 5% of total assets. This is a fundamental policy that can be changed only by shareholders.

- Special Risks
  Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

- Investment Strategy
  The Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies, being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses maybe realized.

- Investment Strategy
  The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

- Investment Strategy
  The Fund may engage in short-term trading of portfolio securities which may result in increasing the Fund's turnover rates.

- Special Risks
  A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund's performance.

STRIPPED SECURITIES

These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

- Special Risks
  Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund's total returns.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

- Special Risks
  The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

- Special Risks
  The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.
YOUR INVESTMENT
------------------------------------------------------
PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after we receive your purchase order in proper form, plus any applicable sales charge.

You may purchase Class B, Class C or Class Y shares of the Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements and available sales charge waivers and reductions, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. Class C shares may also be exchanged for Class II shares of another Munder Fund.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C and Class Y shares through/by this prospectus. Class Y shares are only available to limited types of investors.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

- Front-end sales charge. There are several ways to reduce these sales charges.

- Lower annual expenses than Class B and Class C shares.

Class B Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within six years of purchase. The CDSC may be waived on certain redemptions.

- Higher annual expenses than Class A shares.

- Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

- Cannot be used for investments of over $250,000.

Class C Shares

- No front-end sales charge. All your money goes to work for you right away.

- A CDSC on shares you sell within one year of purchase.

- Higher annual expenses than Class A shares.

- Shares do not convert to another class.

Class Y Shares
(Eligible Investors Only)

- No front-end sales charge. All your money goes to work for you right away.

- Lower annual expenses than all other share classes.

The Fund also issues another class of shares, which has different sales charges, expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

APPLICABLE SALES CHARGES
------------------------------------------------------

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at NAV, plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                          Sales Charge as     Dealer
                                          a Percentage of   Reallowance
                                          ----------------     as a
                                                      Net   Percentage
                                             Your    Asset    of the
                                          Investment Value  Offer Price
                                              %        %         %
        Less than $100,000                  4.00     4.17      3.75
        $100,000 but less than $250,000     3.00     3.09      2.75
        $250,000 but less than $500,000     2.00     2.04      1.75
        $500,000 but less than $1,000,000   1.25     1.27      1.00
        $1,000,000 or more                  None*    None* (see below)**

  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
 **The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

You may be eligible for a waiver of all or part of the front-end sales charge on Class A shares. Please see the Shareholder Guide.

CDSCs

You pay a CDSC when you redeem:

 - Class A shares purchased within one year of redemption as part of an investment of $1 million or more;
 - Class B shares within six years of buying them; or
 - Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the U.S. Government Income Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

                          Years Since Purchased  CDSC
                          First                  5.00%
                          Second                 4.00%
                          Third                  3.00%
                          Fourth                 3.00%
                          Fifth                  2.00%
                          Sixth                  1.00%
                          Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares and Class C shares, the Fund's distributor pays sales commissions of 4.00% and 1.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class C shares.

The CDSC on Class B or Class C shares may be waived under certain circumstances. Please see the Shareholder Guide.
                                                  DISTRIBUTION AND SERVICE FEES
         -------------------------------------------------
12B-1 FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Fund may pay up to 0.25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

VALUING FUND SHARES
------------------------------------------------------
The Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

  (1)taking the current value of the Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).


DISTRIBUTIONS
------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

                                                     FEDERAL TAX CONSIDERATIONS
             -----------------------------------------

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences.
A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND
-------------------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2002, MCM had approximately $31.3 billion in assets under management, of which $15.0 billion were invested in equity securities, $8.6 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2002, the Fund paid an advisory fee at an annual rate of 0.50% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

PERFORMANCE INFORMATION

The table below contains performance information for the Fund, which was created through the conversion of a collective trust fund that had investment objectives and policies that were materially similar to those of the Fund. Immediately before and after the conversion, the same person managed both the collective trust fund and the Fund .

The table:

 - includes the average annual total returns of the collective trust fund prior to the conversion and the average annual total returns of the Fund after the conversion;
 - assumes that net investment income and dividends have been reinvested;

 - assumes that the collective trust fund paid the same levels of fees and expenses as the Fund currently pays although the actual expenses of the collective trust fund may have been lower;
 - does not reflect any potential negative impact on the collective trust fund's performance if it had been subjected to the same regulatory restrictions (the Investment Company Act of 1940 and the Internal Revenue
   Code) as the Fund; and
 - indicates past performance only and does not predict future results.

                                                   Lehman
                                     Munder U.S.  Brothers
                                     Government  Government
                                     Income Fund    Bond
                      Period Ended   (Class Y)*   Index**
                     June 30, 2002        %          %
                     -------------   ----------- ----------
                     1 Year             9.42        8.81
                     5 Years            7.30        7.64
                     10 Years           6.81        7.31
                     Since Inception
                      (11/1/62)         6.51         N/A

--------------------------------------------------------------------------------

  *Converted from collective trust fund to mutual fund on July 5, 1994. All performance after that conversion is that of the Fund.
 **Lehman Brothers Government Bond Index performance shows total return in U.S.
   dollars but does not reflect the deduction of fees, expenses and taxes. The Lehman Brothers Government Bond Index is an unmanaged index which is comprised of all publicly issued, non-convertible securities of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government.

FINANCIAL HIGHLIGHTS
------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance of the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789 or visit the website at www.munder.com.

U.S. GOVERNMENT INCOME FUND(a)                     Year       Year      Year         Year     Year
(CLASS A)                                         Ended       Ended    Ended        Ended     Ended
                                                6/30/02(c)   6/30/01 6/30/00(c)   6/30/99(c) 6/30/98
                                                 Class A     Class A  Class A      Class A   Class A
                                                ----------   ------- ----------   ---------- -------
Net asset value, beginning of period             $ 10.20     $ 9.79    $10.03       $10.38   $10.09
                                                 -------     ------    ------       ------   ------
Income from investment operations:
Net investment income                               0.56(e)    0.60      0.59         0.59     0.61
Net realized and unrealized gain/(loss) on
 investments                                        0.35       0.42     (0.23)       (0.37)    0.35
                                                 -------     ------    ------       ------   ------
Total from investment operations                    0.91       1.02      0.36         0.22     0.96
                                                 -------     ------    ------       ------   ------
Less distributions:
Dividends from net investment income               (0.58)     (0.61)    (0.60)       (0.55)   (0.61)
Distributions from net realized gains                 --         --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gains         --         --     (0.00)(d)    (0.01)      --
                                                 -------     ------    ------       ------   ------
Total distributions                                (0.58)     (0.61)    (0.60)       (0.57)   (0.67)
                                                 -------     ------    ------       ------   ------
Net asset value, end of period                   $ 10.53     $10.20    $ 9.79       $10.03   $10.38
                                                 =======     ======    ======       ======   ======
Total return (b)                                    9.15%     10.52%     3.84%        2.12%    9.71%
                                                 =======     ======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)             $12,739     $8,153    $3,988       $4,516   $2,598
Ratio of operating expenses to average net
 assets                                             0.94%      0.97%     0.97%        0.96%    0.94%
Ratio of net investment income to average net
 assets                                             5.37%(e)   5.86%     6.07%        5.76%    6.00%
Portfolio turnover rate                               19%        23%       15%          23%      85%
Ratio of operating expenses to average net
 assets without expense waivers                     0.94%      0.97%     0.97%        0.96%    0.94%

--------------------------------------------------------------------------------

(a)The Munder U.S. Government Income Fund Class A Shares commenced operations on July 28, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been $0.57 for Class A Shares and the ratio of net investment income to average net assets would have been 5.52% for Class A Shares.

U.S. GOVERNMENT INCOME FUND(a)                   Year       Year       Year         Year     Year
(CLASS B)                                       Ended       Ended     Ended        Ended     Ended
                                              6/30/02(c)   6/30/01  6/30/00(c)   6/30/99(c) 6/30/98
                                               Class B     Class B   Class B      Class B   Class B
                                              ----------   -------  ----------   ---------- -------
Net asset value, beginning of period           $ 10.21     $  9.79    $10.03       $10.38   $10.09
                                               -------     -------    ------       ------   ------
Income from investment operations:
Net investment income                             0.48(e)     0.52      0.52         0.52     0.50
Net realized and unrealized gain/(loss) on
 investments                                      0.36        0.43     (0.24)       (0.37)    0.38
                                               -------     -------    ------       ------   ------
Total from investment operations                  0.84        0.95      0.28         0.15     0.88
                                               -------     -------    ------       ------   ------
Less distributions:
Dividends from net investment income             (0.50)      (0.53)    (0.52)       (0.48)   (0.53)
Distributions from net realized gains               --          --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gains       --          --     (0.00)(d)    (0.01)      --
                                               -------     -------    ------       ------   ------
Total distributions                              (0.50)      (0.53)    (0.52)       (0.50)   (0.59)
                                               -------     -------    ------       ------   ------
Net asset value, end of period                 $ 10.55     $ 10.21    $ 9.79       $10.03   $10.38
                                               =======     =======    ======       ======   ======
Total return (b)                                  8.43%       9.90%     2.97%        1.36%    8.89%
                                               =======     =======    ======       ======   ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $14,759     $10,455    $5,270       $4,690   $  970
Ratio of operating expenses to average net
 assets                                           1.69%       1.72%     1.72%        1.71%    1.69%
Ratio of net investment income to average net
 assets                                           4.62%(e)    5.11%     5.32%        5.01%    5.25%
Portfolio turnover rate                             19%         23%       15%          23%      85%
Ratio of operating expenses to average net
 assets without expense waivers                   1.69%       1.72%     1.72%        1.71%    1.69%

--------------------------------------------------------------------------------

(a)The Munder U.S. Government Income Fund Class B Shares commenced operations on September 6, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been $0.49 for Class B Shares and the ratio of net investment income to average net assets would have been 4.77% for Class B Shares.

U.S. GOVERNMENT INCOME FUND(a)                     Year       Year      Year         Year     Year
(CLASS C)                                         Ended       Ended    Ended        Ended     Ended
                                                6/30/02(c)   6/30/01 6/30/00(c)   6/30/99(c) 6/30/98
                                                 Class C     Class C  Class C      Class C   Class C
                                                ----------   ------- ----------   ---------- -------
Net asset value, beginning of period              $10.20     $ 9.77    $10.02       $10.37   $10.09
                                                  ------     ------    ------       ------   ------
Income from investment operations:
Net investment income                               0.48(e)    0.52      0.52         0.52     0.50
Net realized and unrealized gain/(loss) on
 investments                                        0.35       0.44     (0.25)       (0.37)    0.37
                                                  ------     ------    ------       ------   ------
Total from investment operations                    0.83       0.96      0.27         0.15     0.87
                                                  ------     ------    ------       ------   ------
Less distributions:
Dividends from net investment income               (0.50)     (0.53)    (0.52)       (0.48)   (0.53)
Distributions from net realized gains                 --         --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gains         --         --     (0.00)(d)    (0.01)      --
                                                  ------     ------    ------       ------   ------
Total distributions                                (0.50)     (0.53)    (0.52)       (0.50)   (0.59)
                                                  ------     ------    ------       ------   ------
Net asset value, end of period                    $10.53     $10.20    $ 9.77       $10.02   $10.37
                                                  ======     ======    ======       ======   ======
Total return (b)                                    8.33%     10.02%     2.87%        1.35%    8.82%
                                                  ======     ======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $2,295     $2,301    $1,228       $1,187   $  101
Ratio of operating expenses to average net
 assets                                             1.69%      1.72%     1.72%        1.71%    1.69%
Ratio of net investment income to average net
 assets                                             4.62%(e)   5.11%     5.32%        5.01%    5.25%
Portfolio turnover rate                               19%        23%       15%          23%      85%
Ratio of operating expenses to average net
 assets without expense waivers                     1.69%      1.72%     1.72%        1.71%    1.69%

--------------------------------------------------------------------------------

(a)The Munder U.S. Government Income Fund Class C Shares commenced operations on August 12, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been $0.49 for Class C Shares and the ratio of net investment income to average net assets would have been 4.77% for Class C Shares.

U.S. GOVERNMENT INCOME FUND(a)                   Year       Year       Year         Year     Year
(CLASS Y)                                       Ended       Ended     Ended        Ended     Ended
                                              6/30/02(c)   6/30/01  6/30/00(c)   6/30/99(c) 6/30/98
                                               Class Y     Class Y   Class Y      Class Y   Class Y
                                              ----------   -------  ----------   ---------- -------
Net asset value, beginning of period           $ 10.21     $  9.79   $ 10.03      $ 10.38   $ 10.09

                                               -------     -------   -------      -------   -------
Income from investment operations:
Net investment income                             0.59(d)     0.62      0.62         0.62      0.62
Net realized and unrealized gain/(loss) on
 investments                                      0.35        0.43     (0.24)       (0.37)     0.36

                                               -------     -------   -------      -------   -------
Total from investment operations                  0.94        1.05      0.38         0.25      0.98

                                               -------     -------   -------      -------   -------
Less distributions:
Dividends from net investment income             (0.61)      (0.63)    (0.62)       (0.58)    (0.63)
Distributions from net realized gains               --          --     (0.00)(d)    (0.01)    (0.06)
Distributions in excess of net realized gains       --          --     (0.00)(d)    (0.01)       --

                                               -------     -------   -------      -------   -------
Total distributions                              (0.61)      (0.63)    (0.62)       (0.60)    (0.69)

                                               -------     -------   -------      -------   -------
Net asset value, end of period                 $ 10.54     $ 10.21   $  9.79      $ 10.03   $ 10.38

                                               =======     =======   =======      =======   =======
Total return (b)                                  9.42%      11.03%     4.00%        2.37%     9.97%

                                               =======     =======   =======      =======   =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $39,843     $29,599   $32,453      $73,308   $70,842
Ratio of operating expenses to average net
 assets                                           0.69%       0.72%     0.72%        0.71%     0.69%
Ratio of net investment income to average net
 assets                                           5.62%(e)    6.11%     6.32%        5.99%     6.25%
Portfolio turnover rate                             19%         23%       15%          23%       85%
Ratio of operating expenses to average net
 assets without expense waivers                   0.69%       0.72%     0.72%        0.71%     0.69%

--------------------------------------------------------------------------------

(a)The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and discounts on debt securities using the effective interest method, net investment income per share would have been $0.60 for Class Y Shares and the ratio of net investment income to average net assets would have been 5.77% for Class Y Shares.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------

CLASS A, B, C, II & Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class A, B, C, II & Y Shares Prospectuses dated October 31, 2002 for each of the Munder Funds.

                                                         HOW TO REACH THE FUNDS
             -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
             -----------------------------------------


WHO MAY PURCHASE SHARES

All investors are eligible to purchase Class A, Class B, Class C or Class II shares.

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - directors, trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

Ineligible investors who select Class Y shares will be issued Class A shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase will automatically be invested in Class A shares.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)
Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Investment Minimums
(Class A, B, C & II Shares)
The minimum initial investment for Class A, Class B, Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minor Act
(UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

We reserve the right to waive any investment minimum.

If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

Investment Minimums (Class Y Shares)
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $100,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum.

Accounts Below Minimums
If your investment in Class A, Class B, Class C or Class II shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee.

We reserve the right, upon 30 days' advance written notice, to redeem your

Class A, Class B, Class C or Class II shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the Funds' investment advisor;

2. full-time employees and retired employees of the Funds' investment advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Funds' distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans and employer sponsored retirement plans;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Funds' investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

Letter of Intent
If you intend to purchase at least $25,000 of Class A shares of the Funds, you can qualify for a reduced sales charge by completing a Letter of Intent. To do this, complete the Letter of Intent section of your Account Application or contact your broker or financial advisor. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation
You may add the market value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21 when calculating the sales charge. You must notify your broker, your financial advisor or the Funds to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

                                                         REDEMPTION INFORMATION
             -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B, Class C or Class II shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. To participate in a SWP you must have your dividends automatically reinvested. You may change or cancel a SWP at any time upon notice to the Funds. You should not buy Class A shares (and pay a sales charge) while you participate in a SWP and you must pay any applicable CDSC when you redeem shares.

By Writing a Check
Free checkwriting is available to Class A and Class Y shareholders of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to us. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). You may give other instructions by calling (800) 438-5789.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee
If you redeem Class A, Class B, Class C or Class II shares of certain Funds (see the "Fees & Expenses" section of the Prospectus) within 60 days of purchase, you will incur a 2% short-term trading fee (in addition to any other applicable CDSC) upon redemption based on net assets at the time of redemption.The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Medallion Signature Guarantee
For your protection, a medallion signature guarantee is required for the following Class A, Class B, Class C and Class II redemption requests:

 - redemption proceeds greater than $50,000;
 - redemption proceeds not being made payable to the record owner of the account;
 - redemption proceeds not being mailed to the address of record on the account;
 - redemption proceeds being mailed to address of record that has changed within the last 30 days;
 - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;
 - change in ownership or registration of the account; or
 - changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held by a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

CDSC WAIVERS

We will waive the CDSC payable upon redemptions of Class B, Class C or Class II shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a shareholder or registered joint owner;
 - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
 - (Class B shares only) redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

Other waivers of the CDSC on Class B, Class C or Class II shares may apply. Please see the Funds' Statement of Additional Information or call (800) 438-5789 for more details.


EXCHANGE INFORMATION
------------------------------------------------------

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

By Internet
If you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the New York Stock Exchange to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

- You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

- You may exchange Class C or Class II shares of a Fund for Class C or Class II sharesof other Munder Funds based on their relative NAVs.

- Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

- Class A, Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

- You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

- If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

- A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

- Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial advisor or other financial institution or by calling the Munder Funds at (800) 438-5789.

- The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in our view, is likely to engage in excessive trading, or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

- Brokers, financial advisors or other financial institutions may charge you a fee for handling exchanges.

- We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.



ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES
AND REDEMPTIONS
------------------------------------------------------

- We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

- At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but generally not more than seven business days) after we receive your request in proper form. Same-day processing is available only for the money market funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Cash Investment Fund or U.S. Treasury Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Tax-Free Money Market Fund is received in proper form before 12:00 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



                                                         SHAREHOLDER PRIVILEGES
             -----------------------------------------


Reinstatement Privilege
For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify us in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                                         ADDITIONAL INFORMATION
             -----------------------------------------

Information relating to purchases and sales of Class A, Class B, Class C and Class Y shares of the Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Fund online.This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-5899

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROUSGVT1002

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

(a)(i) Certificate of Trust of the Registrant is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 3, 2003.


(a)(ii)   Declaration of Trust of the Registrant is filed herein.

(b) By-Laws of the Registrant, dated May 20, 2003, are incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.


(c)       Not Applicable.


(d)(i) Combined Investment Advisory Agreement, dated June 13, 2003, among Registrant, The Munder Framlington Funds Trust, The Munder Funds, Inc. and Munder Capital Management is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(d)(ii) Investment Advisory Agreement, dated April 30, 2003, between Registrant and World Asset Management, a division of Munder Capital Management LLC is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(d)(iii) Investment Sub-Advisory Agreement, dated June 13, 2003, among Registrant, The Munder Framlington Funds Trust, Munder Capital Management and Framlington Overseas Investment Management is filed herein.

(e)(i) Form of Combined Distribution Agreement by and among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust and Funds Distributor, Inc. is filed herein.

(e)(ii) Form of Amendment #1 to Combined Distribution Agreement by and among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust and Funds Distributor, Inc. is filed herein.


(f)       Not Applicable.


(g)(i) Master Custodian Agreement, dated September 26, 2001, by and among The Munder Funds, Inc., The Munder Framlington Funds Trust and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(ii) Amendment No. 1 to Master Custodian Agreement, dated June 1, 2002, by and among The Munder Funds, Inc., The Munder Framlington Funds Trust and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(iii)  Amendment No. 2 to Master Custodian Agreement, dated April
          30, 2003, by and among the Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust and State Street Bank and Trust Company is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(g)(iv) Amendment No. 3 to Master Custodian Agreement, dated June 13, 2003 by and among the Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust and State Street Bank and Trust Company is filed herein.

(h)(i) Combined Administration Agreement, dated June 13, 2003, by and among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust and Munder Capital Management is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(h)(ii) Combined Transfer Agency and Registrar Agreement, dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, The Munder @Vantage Fund and PFPC, Inc. is filed herein.

(h)(iii) Amendment to the Combined Transfer Agency and Registrar Agreement, dated June 30, 2003 by and among the Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, The Munder @Vantage Fund and PFPC, Inc. is filed herein.


(i) Opinion and Consent of Counsel is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 3, 2003.

(j)       Not Applicable.

(k)       Not Applicable.

(l) Initial Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 10, 2003.


(m) Combined Distribution and Service Plan, dated August 12, 2003 is filed herein.

(n) Amended and Restated Multi-Class Plan dated August 12, 2003 is filed herein.

(p)(i) Code of Ethics of the Registrant, The Munder Funds and Munder Capital Management is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(p)(ii) Code of Ethics of Framlington Overseas Investment Management is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(q) Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 17 of the form of Distribution Agreement filed as Exhibit (e) to the Registrant's Registration Statement. Indemnification of Registrant's Custodian is provided for, respectively, in Section 14 of the Master Custodian Agreement filed as Exhibit (g) to the Registrant's Registration Statement. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     In addition, Section 3 of Article VII of the Registrant's Declaration of Trust filed as Exhibit (a)(ii) to the Registrant's Registration Statement provides that, subject to certain exceptions and limitations contained in the Declaration of Trust, each Trustee or officer of the Registrant ("Covered Person") shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

     The Registrant's financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant's personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither "interested persons" of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

     Section 2 of Article VII of the Registrant's By-Laws filed as Exhibit (b) to the Registrant's Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys' fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan ("Other Position") and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys' fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended ("1940 Act"), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     Section 7 of Article III of the Registrant's Declaration of Trust, filed as Exhibit (a)(ii) to the Registrant's Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

     If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

Item 26. Business and Other Connections of Investment Advisors

(a) Munder Capital Management performs investment advisory services for Registrant and other investment companies and institutional and individual investors.

       Name                     Position with Advisor
       Munder Group L.L.C.      Partner
       WAM Holdings, Inc.       Partner
       WAM Holdings II, Inc.    Partner
       Enrique Chang            President and Chief Investment Officer
       Paul T. Cook             Director, Technology Investing
       Sharon E. Fayolle        Vice President and Director of Cash Management
       Peter K. Hoglund         Chief Administrative Officer
       Todd B. Johnson          Chief Executive Officer of World Asset
                                Management,  a division of Munder
                                Capital Management
       Anne K. Kennedy          Vice President and Director of Portfolio
                                Management
       Beth Obear               Director of Human Resources
       Peter G. Root            Vice President and Chief Investment Officer,
                                Fixed Income
       James C. Robinson        Chairman and Chief Executive Officer
       Stephen J. Shenkenberg   Executive Vice President, General Counsel,
                                Chief Compliance Officer and Secretary

For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No. 801-48394.

Framlington Overseas Investment Management Limited

       Name                     Position with Sub-Advisor
       Warren J. Colman         Director
       Gary C. Fitzgerald       Director
       Jean-Luc Schilling       Director
       Michael A. Vogel         Director
       Robert Jenkins           Portfolio Manager

For further information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

Item 27. Principal Underwriters

(a) Funds Distributor, Inc. ("FDI"), is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

          GMO Trust
          LaSalle  Partners  Funds,  Inc.
          LMCG Funds
          Merrimac Series
          The Montgomery  Funds I
          The Montgomery  Funds II
          The Munder Framlington Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          The Saratoga Advantage Trust
          Skyline Funds
          TD Waterhouse Family of Funds, Inc.
          TD Waterhouse Trust UAM Funds, Inc.
          UAM Funds, Inc. II
          UAM Funds Trust

(b)

Name and Principal       Position and Offices with Funds  Position and Offices
Business Address*        Distributor, Inc.                with Registrant
-----------------------  -------------------------------  -------------------
Lynn J. Mangum           Director                         None
William J. Tomko         President                        None
Kevin J. Dell            Secretary                        None
Edward S. Forman         Assistant Secretary              None
Dennis R. Sheehan        Director/Treasurer               None
Andrew C. Corbin         Director/Treasurer               None
Donald W. Blodgett, Jr.  Financial Operations Officer     None
Charles L. Booth         Vice President/Assistant         None
                         Compliance Officer
Richard F. Froio         Chief Compliance Officer/        None
                         Executive Representative
                         Supervising Principal

*3435 Stelzer Road, Columbus, OH 43219

(c)  Not Applicable

Item 28. Location of Accounts and Records

(a) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor and administrator);

(b) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor and sub-administrator);

(c) PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and

(d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as custodian and sub-administrator).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 2 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 25/th/ day of August, 2003.

                                                MUNDER SERIES TRUST

                                                /s/ James C. Robinson
                                                --------------------------------
                                                By: James C. Robinson, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

Signatures                             Title                        Date
------------------------   ------------------------------     ---------------

*/s/ David J. Brophy                  Trustee                 August 25, 2003
 -----------------------
David J. Brophy

*/s/ Joseph E. Champagne              Trustee                 August 25, 2003
 -----------------------
Joseph E. Champagne

*/s/ Thomas D. Eckert                 Trustee                 August 25, 2003
 -----------------------
Thomas D. Eckert

*/s/ Charles W. Elliott               Trustee                 August 25, 2003
 -----------------------
Charles W. Elliott

*/s/ John Engler                      Trustee                 August 25, 2003
 -----------------------
John Engler

*/s/ Michael T. Monahan               Trustee                 August 25, 2003
 -----------------------
Michael T. Monahan

*/s/ Arthur T. Porter                 Trustee                 August 25, 2003
------------------------
Arthur T. Porter

*/s/ John Rakolta, Jr.                Trustee                 August 25, 2003
 -----------------------
John Rakolta, Jr.

/s/ James C. Robinson                President                August 25, 2003
------------------------
James C. Robinson          (Principal Executive Officer)

/s/ Peter K. Hoglund               Vice President             August 25, 2003
------------------------
Peter K. Hoglund           (Principal Financial Officer)

/s/ Cherie N. Ugorowski              Treasurer                August 25, 2003
------------------------
Cherie N. Ugorowski        (Principal Accounting Officer)



* By:  /s/ Stephen J. Shenkenberg
       --------------------------
       Stephen J. Shenkenberg
       as Attorney-in-Fact

                               MUNDER SERIES TRUST

                                  EXHIBIT INDEX

Exhibit Number    Exhibit
--------------    -------------------------------------------------------

(a)(ii)           Declaration of Trust of the Registrant

(d)(iii)          Investment Sub-Advisory Agreement

(e)(i)            Form of Combined Distribution Agreement

(e)(ii)           Form of Amendment #1 to Combined Distribution Agreement

(g)(iv)           Amendment No. 3 to Master Custodian Agreement

(h)(ii)           Combined Transfer Agency and Registrar Agreement

(h)(iii)          Amendment to the Combined Transfer Agency and Registrar
                  Agreement

(m)               Combined Distribution and Service Plan

(n)               Amended and Restated Multi-Class Plan